UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Trust Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2011 to June 30, 2011

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2011
(unaudited)

CREDIT SUISSE TRUST
■  INTERNATIONAL EQUITY FLEX III PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2011; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report
June 30, 2011 (unaudited)

July 20, 2011

Dear Shareholder:

For the period ended June 30, 2011, the Credit Suisse Trust — International Equity Flex III Portfolio (the "Portfolio") had a gain of 4.95%1, versus an increase of 4.98% for the MSCI EAFE Index Net Dividends.2

Market Review: Positive performance despite global events

The six-month period ended June 30, 2011, was generally a positive one for international equities despite the antigovernment protests that spread throughout the Middle East. Central banking stimulus policies in the United States and Europe combined with encouraging economic data and growth early in the period to ease investor concerns of a double-dip recession. Stock prices also received a boost as a result of these developments. Additionally, the global markets received injections of liquidity from the Federal Reserve's anti-deflationary policy of implementing multiple quantitative easing measures and the cooperative action of G7 nations to stabilize the yen after it surged to an all-time high in the wake of the 8.9 magnitude earthquake.

Commodity prices fell across the board in May amid concerns of a decline in global economic growth expectations and the potential contraction of demand implied by China's tightening policies.

For the period, the MSCI World Index Net Dividends gained 5.28%, while the Nikkei Index Total Return dropped 3.02%.

At the end of June, the target U.S. Federal Funds rate was being maintained at 0.00%-0.25%, and the discount rate was 0.75%. The Conference Board Consumer Confidence Index experienced a slight decline and now stands at 58.50 (1985 = 100), down from a revised 63.40 in December.

Strategic Review and Outlook: Fundamentals increase in importance

For the six-month period ended June 30, 2011, the Portfolio was in line with the benchmark. Stock selection and sector weighting in industrials, materials and healthcare contributed positively to performance. Conversely, information technology, financials and telecommunication services detracted from performance due to a combination of stock selection and sector weighting.

In our opinion, company specific fundamentals are becoming increasingly important as the business cycle continues to strengthen. Additionally, although many macroeconomic risks have diminished over the past two years, there are

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

still significant events on the horizon that could impact investors — including sovereign credit risk and the rebuilding of Japan's infrastructure.

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable to close out its short position.

The use of leverage subjects the Portfolio to the risk of magnified capital losses that can occur when losses affect an asset base that has been enlarged by borrowings or the creation of liabilities. The net asset value of the Portfolio, when employing leverage, will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Portfolio to pay interest.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods.

Active and frequent trading increases transaction costs, which could detract from the Portfolio's performance.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

On June 30, 2011, the Trust's Board of Trustees approved the liquidation of the Portfolio, pursuant to the terms of a Plan of Liquidation and Dissolution ("Plan") for the Portfolio. For further information, please refer to the proxy materials filed with the SEC.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Average Annual Returns as of June 30, 20111

1 Year	5 Years	10 Years	Since Inception	Inception Date
35.08%	5.46%	9.79%	7.32%	12/31/97

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 2.62%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 2.33%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index Net Dividends is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2011.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2011

Actual Portfolio Return
Beginning Account Value 1/1/11	$1,000.00
Ending Account Value 6/30/11	$1,049.50
Expenses Paid per $1,000*	$11.84
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/11	$1,000.00
Ending Account Value 6/30/11	$1,013.24
Expenses Paid per $1,000*	$11.63
Annualized Expense Ratio*	2.33%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

SECTOR BREAKDOWN *

	Long	Short	Net
Financials	26.8%	(4.1)%	22.7%
Industrials	18.3%	(3.9)%	14.4%
Health Care	12.4%	(0.9)%	11.5%
Materials	12.9%	(2.0)%	10.9%
Consumer Staples	11.2%	(1.5)%	9.7%
Energy	10.1%	(0.9)%	9.2%
Consumer Discretionary	10.7%	(4.0)%	6.7%
Information Technology	5.9%	(1.0)%	4.9%
Utilities	5.6%	(1.1)%	4.5%
Telecommunication Services	5.6%	(1.2)%	4.4%
Short-Term Investments	1.1%	(0.0)%	1.1%
Total	120.6%	(20.6)%	100.0%

*  Expressed as a percentage of total long/short investments, respectively, (excluding security lending collateral if applicable) and may vary over time.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (119.0%)
COMMON STOCKS (118.4%)
Asia (2.9%)
Diversified Financial Services (2.9%)
iShares MSCI Pacific ex-Japan Index Fund	77,303	$3,680,396
TOTAL ASIA		3,680,396
Australia (6.7%)
Air Freight & Logistics (0.0%)
Toll Holdings, Ltd.§	5,727	29,822
Airlines (0.0%)
Qantas Airways, Ltd.*	9,568	18,949
Beverages (0.1%)
Coca-Cola Amatil, Ltd.	4,837	59,242
Foster's Group, Ltd.	16,635	91,718
Treasury Wine Estates, Ltd.*§	5,544	20,180
		171,140
Biotechnology (0.1%)
CSL, Ltd.	4,854	172,227
Capital Markets (0.1%)
Macquarie Group, Ltd.	2,868	96,577
Chemicals (0.1%)
DuluxGroup, Ltd.§	3,103	9,368
Incitec Pivot, Ltd.	13,901	57,789
Nufarm, Ltd.*§	1,630	7,875
Orica, Ltd.	3,103	89,797
		164,829
Commercial Banks (1.9%)
Australia & New Zealand Banking Group, Ltd.§	21,593	510,927
Bendigo and Adelaide Bank, Ltd.	3,018	28,727
Commonwealth Bank of Australia	13,226	743,537
National Australia Bank, Ltd.§	18,065	498,543
Westpac Banking Corp.§	25,365	607,444
		2,389,178
Commercial Services & Supplies (0.1%)
Brambles, Ltd.	12,173	94,475
Construction & Engineering (0.0%)
Leighton Holdings, Ltd.§	1,285	28,934
Construction Materials (0.0%)
Boral, Ltd.	5,132	24,287
Containers & Packaging (0.1%)
Amcor, Ltd.	10,524	81,401

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Diversified Financial Services (0.3%)
ASX, Ltd.	1,484	$48,532
iShares MSCI Australia Index Fund§	13,568	353,447
		401,979
Diversified Telecommunication Services (0.1%)
Telstra Corp., Ltd.§	37,543	116,448
Electric Utilities (0.0%)
SP AusNet	11,478	11,621
Energy Equipment & Services (0.0%)
WorleyParsons, Ltd.	1,426	43,339
Food & Staples Retailing (0.6%)
Metcash, Ltd.	6,596	29,383
Wesfarmers, Ltd.	8,665	296,425
Wesfarmers, Ltd.	1,309	45,311
Woolworths, Ltd.	10,684	318,196
		689,315
Food Products (0.0%)
Goodman Fielder, Ltd.§	11,304	12,854
Health Care Equipment & Supplies (0.0%)
Cochlear, Ltd.	485	37,470
Health Care Providers & Services (0.0%)
Sonic Healthcare, Ltd.	3,181	43,940
Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure, Ltd.§	3,448	8,972
Crown, Ltd.	4,340	41,644
Echo Entertainment Group Ltd.*	5,239	23,052
TABCORP Holdings, Ltd.	5,239	18,500
Tatts Group, Ltd.	10,447	26,923
		119,091
Industrial Conglomerates (0.0%)
CSR, Ltd.§	4,135	12,894
Insurance (0.4%)
AMP, Ltd.	24,163	126,840
Insurance Australia Group, Ltd.	17,922	65,403
QBE Insurance Group, Ltd.	8,831	163,605
Suncorp-Metway, Ltd.	10,956	95,591
		451,439
IT Services (0.0%)
Computershare, Ltd.	3,832	36,537
Media (0.0%)
Fairfax Media, Ltd.§	18,247	19,227

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Metals & Mining (1.6%)
Alumina, Ltd.	21,036	$48,091
BHP Billiton, Ltd.§	28,931	1,364,818
BlueScope Steel, Ltd.	15,718	20,418
Fortescue Metals Group, Ltd.	10,669	73,072
Newcrest Mining, Ltd.	4,169	168,619
OneSteel, Ltd.	11,451	22,826
OZ Minerals, Ltd.§	2,690	38,209
Rio Tinto, Ltd.	3,756	335,583
Sims Metal Management, Ltd.	1,389	26,362
		2,097,998
Multi-Utilities (0.1%)
AGL Energy, Ltd.§	3,869	60,789
Multiline Retail (0.0%)
Harvey Norman Holdings, Ltd.§	4,704	12,573
Oil, Gas & Consumable Fuels (0.4%)
Caltex Australia, Ltd.	1,163	14,730
Dart Energy, Ltd.*	2,525	1,666
Energy Resources of Australia, Ltd.§	575	2,535
Origin Energy, Ltd.	7,570	128,477
Paladin Energy, Ltd.*§	5,564	15,139
Santos, Ltd.	7,170	104,353
Woodside Petroleum, Ltd.	4,689	206,488
		473,388
Real Estate Investment Trusts (0.4%)
CFS Retail Property Trust§	14,987	29,161
Dexus Property Group§	41,087	38,855
Goodman Group§	52,342	39,609
GPT Group	15,995	54,272
Mirvac Group§	23,177	31,116
Stockland§	20,543	75,214
Westfield Group	17,905	166,581
Westfield Retail Trust	17,905	52,097
		486,905
Real Estate Management & Development (0.1%)
Lend Lease Corp., Ltd.	5,378	51,843
Road & Rail (0.0%)
Asciano Group	23,963	42,289
Textiles, Apparel & Luxury Goods (0.0%)
Billabong International, Ltd.§	1,743	11,273

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Transportation Infrastructure (0.1%)
Macquarie Airports	6,208	$22,252
Macquarie Atlas Roads Group*§	4,636	8,730
Transurban Group§	10,009	56,119
		87,101
TOTAL AUSTRALIA		8,592,132
Austria (1.3%)
Air Freight & Logistics (0.3%)
Oesterreichische Post AG	11,498	370,025
Construction & Engineering (0.2%)
Strabag SE BR§	7,178	213,219
Machinery (0.2%)
Andritz AG	2,559	263,800
Metals & Mining (0.4%)
Voestalpine AG	9,062	499,709
Oil, Gas & Consumable Fuels (0.2%)
OMV AG	7,430	324,523
Real Estate Management & Development (0.0%)
Immofinanz Anspt Nachb§^	2,201	0
TOTAL AUSTRIA		1,671,276
Belgium (2.0%)
Beverages (0.7%)
Anheuser-Busch InBev NV	15,313	888,542
Chemicals (0.1%)
Solvay SA	828	127,813
Commercial Banks (0.1%)
KBC Groep NV	4,872	191,133
Diversified Telecommunication Services (0.3%)
Belgacom SA	13,259	472,356
Electrical Equipment (0.1%)
Bekaert SA§	938	71,410
Food & Staples Retailing (0.5%)
Colruyt SA	4,034	201,780
Delhaize Group SA	5,538	415,460
		617,240
Insurance (0.1%)
Ageas	29,358	79,503

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Belgium
Pharmaceuticals (0.1%)
UCB SA§	2,912	$130,824
Real Estate Investment Trusts (0.0%)
Befimmo SCA Sicafi	410	36,410
TOTAL BELGIUM		2,615,231
Bermuda (0.2%)
Insurance (0.2%)
Catlin Group, Ltd.	42,468	273,886
TOTAL BERMUDA		273,886
Denmark (1.8%)
Beverages (0.3%)
Carlsberg AS Class B	3,816	415,400
Commercial Banks (0.0%)
Danske Bank AS*	2,448	45,297
Health Care Equipment & Supplies (0.1%)
Coloplast AS Class B§	880	133,790
Marine (0.7%)
A P Moller - Maersk AS Class A§	52	430,646
A P Moller - Maersk AS Class B	59	509,229
		939,875
Pharmaceuticals (0.7%)
H Lundbeck AS	11,880	313,220
Novo Nordisk AS Class B	4,019	503,380
		816,600
TOTAL DENMARK		2,350,962
Finland (1.9%)
Communications Equipment (0.3%)
Nokia Oyj	55,252	356,340
Food & Staples Retailing (0.2%)
Kesko Oyj B Shares	5,374	249,879
Machinery (0.4%)
Kone Oyj Class B	464	29,144
Metso Oyj	3,571	202,963
Wartsila Oyj	9,680	327,262
		559,369
Oil, Gas & Consumable Fuels (0.0%)
Neste Oil Oyj	1,641	25,738

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Finland
Paper & Forest Products (0.6%)
Stora Enso Oyj R Shares	30,695	$322,273
UPM-Kymmene Oyj	23,531	430,438
		752,711
Pharmaceuticals (0.4%)
Orion Oyj Class B§	18,630	480,439
TOTAL FINLAND		2,424,476
France (11.3%)
Aerospace & Defense (0.2%)
Safran SA	2,095	89,377
Zodiac Aerospace	1,321	114,993
		204,370
Auto Components (0.3%)
Compagnie Generale des Etablissements Michelin Class B	967	94,688
Valeo SA§	3,367	230,281
		324,969
Automobiles (0.2%)
PSA Peugeot Citroen§	7,171	321,633
Building Products (0.3%)
Cie de Saint-Gobain	6,787	439,829
Chemicals (0.2%)
Arkema SA	2,208	227,050
Commercial Banks (1.2%)
BNP Paribas	7,296	562,470
Credit Agricole SA	4,163	62,530
Natixis	39,709	199,195
Societe Generale§	11,773	697,123
		1,521,318
Commercial Services & Supplies (0.0%)
Societe BIC SA	590	56,984
Communications Equipment (0.1%)
Alcatel-Lucent*	23,107	133,314
Construction & Engineering (1.1%)
Bouygues SA	11,597	509,863
Eiffage SA	2,531	167,271
Vinci SA	12,217	783,893
		1,461,027
Construction Materials (0.2%)
Lafarge SA§	3,038	193,540
Diversified Telecommunication Services (0.7%)
France Telecom SA§	40,877	869,007

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
Electrical Equipment (0.4%)
Legrand SA	5,662	$238,278
Schneider Electric SA§	1,827	304,994
		543,272
Food & Staples Retailing (0.2%)
Carrefour SA*§	5,063	208,094
Food Products (0.3%)
Danone	5,037	375,950
Industrial Conglomerates (0.2%)
Wendel	2,110	259,060
Insurance (0.8%)
AXA SA§	40,530	919,846
SCOR SE	3,962	112,435
		1,032,281
IT Services (0.2%)
Atos Origin SA	1,026	57,945
Cap Gemini SA	4,206	246,242
		304,187
Media (0.8%)
Publicis Groupe§	3,295	183,902
Vivendi SA§	29,367	818,375
		1,002,277
Multi-Utilities (0.8%)
GDF Suez	22,489	821,748
Suez Environnement SA	4,744	94,519
Veolia Environnement SA	6,145	173,092
		1,089,359
Office Electronics (0.1%)
Neopost SA§	1,674	143,799
Oil, Gas & Consumable Fuels (1.5%)
Total SA§	32,238	1,863,404
Pharmaceuticals (1.1%)
Ipsen SA	1,853	65,699
Sanofi§	17,023	1,369,056
		1,434,755
Real Estate Investment Trusts (0.0%)
Mercialys SA	1	42

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
Textiles, Apparel & Luxury Goods (0.4%)
Christian Dior SA	3,132	$492,073
LVMH Moet Hennessy Louis Vuitton SA	344	61,803
		553,876
TOTAL FRANCE		14,563,397
Germany (11.2%)
Air Freight & Logistics (0.4%)
Deutsche Post AG	30,590	587,960
Airlines (0.3%)
Deutsche Lufthansa AG	21,249	462,731
Automobiles (1.0%)
Bayerische Motoren Werke AG	7,901	788,822
Daimler AG	6,664	502,438
		1,291,260
Capital Markets (0.2%)
Deutsche Bank AG	3,751	221,340
Chemicals (1.2%)
BASF SE	12,484	1,223,444
Lanxess AG	1,835	150,491
Linde AG	229	40,169
Symrise AG	940	29,928
Wacker Chemie AG	247	53,341
		1,497,373
Commercial Banks (0.1%)
Commerzbank AG*	29,361	126,437
Construction & Engineering (0.2%)
Bilfinger Berger AG	1,615	159,910
Hochtief AG	859	71,764
		231,674
Diversified Telecommunication Services (0.3%)
Deutsche Telekom AG	23,666	369,211
Electric Utilities (0.8%)
E.ON AG	35,194	1,000,160
Food & Staples Retailing (0.1%)
Metro AG	2,187	132,413
Food Products (0.2%)
Suedzucker AG	9,045	321,999

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Germany
Health Care Providers & Services (0.4%)
Fresenius SE	5,369	$560,303
Hotels, Restaurants & Leisure (0.2%)
TUI AG*§	20,085	218,259
Household Products (0.1%)
Henkel AG & Co. KGaA	2,822	161,924
Industrial Conglomerates (1.2%)
Siemens AG§	11,079	1,522,169
Insurance (1.8%)
Allianz SE	7,577	1,056,369
Hannover Rueckversicherung AG	8,608	447,575
Muenchener Rueckversicherungs AG	4,980	760,064
		2,264,008
Internet Software & Services (0.1%)
United Internet AG	5,437	114,278
Life Sciences Tools & Services (0.2%)
Gerresheimer AG	5,283	252,176
Machinery (0.1%)
GEA Group AG	917	32,833
MAN SE	1,106	148,728
		181,561
Metals & Mining (0.2%)
Aurubis AG	4,037	262,669
Multi-Utilities (0.1%)
RWE AG	2,536	140,863
Pharmaceuticals (1.4%)
Bayer AG§	14,489	1,163,465
Merck KGaA	4,459	484,723
Stada Arzneimittel AG	2,699	105,620
		1,753,808
Semiconductors & Semiconductor Equipment (0.2%)
Infineon Technologies AG	19,995	224,624
Software (0.4%)
SAP AG	4,284	259,678
Software AG	4,061	243,429
		503,107
TOTAL GERMANY		14,402,307

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Greece (0.7%)
Beverages (0.1%)
Coca Cola Hellenic Bottling Co. SA*	2,913	$78,230
Commercial Banks (0.2%)
Bank of Greece	788	29,762
National Bank of Greece SA*	34,262	246,324
		276,086
Electric Utilities (0.1%)
Public Power Corp. SA	11,614	166,486
Hotels, Restaurants & Leisure (0.2%)
OPAP SA	18,011	281,238
Oil, Gas & Consumable Fuels (0.1%)
Hellenic Petroleum SA	10,448	98,595
TOTAL GREECE		900,635
Hong Kong (2.1%)
Diversified Financial Services (2.1%)
iShares MSCI Hong Kong Index Fund§	144,678	2,679,437
TOTAL HONG KONG		2,679,437
Israel (0.6%)
Chemicals (0.0%)
Israel Chemicals, Ltd.	1,555	24,811
Commercial Banks (0.1%)
Bank Hapoalim BM*	12,051	60,229
Bank Leumi Le-Israel BM	7,305	34,536
		94,765
Diversified Telecommunication Services (0.1%)
Bezeq Israeli Telecommunication Corp., Ltd.	21,142	53,517
Pharmaceuticals (0.4%)
Teva Pharmaceutical Industries, Ltd. ADR	11,700	564,174
TOTAL ISRAEL		737,267
Italy (3.5%)
Aerospace & Defense (0.1%)
Finmeccanica SpA	13,668	165,344
Auto Components (0.2%)
Pirelli & C. SpA§	24,593	265,886
Automobiles (0.1%)
Fiat SpA	10,362	113,835

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Italy
Commercial Banks (0.1%)
Intesa Sanpaolo SpA	33,371	$88,841
UniCredit SpA	24,124	51,053
		139,894
Construction Materials (0.1%)
Italcementi SpA§	10,513	98,329
Diversified Financial Services (0.1%)
Exor SpA	5,300	165,732
Diversified Telecommunication Services (0.2%)
Telecom Italia SpA	223,089	310,250
Electric Utilities (0.7%)
Enel SpA	136,950	894,669
Food Products (0.1%)
Parmalat SpA*	18,402	69,208
Gas Utilities (0.1%)
Snam Rete Gas SpA	12,264	72,576
Insurance (0.1%)
Assicurazioni Generali SpA	9,156	192,991
Machinery (0.1%)
Fiat Industrial SpA*	9,121	117,779
Media (0.1%)
Mediaset SpA	32,591	153,180
Multi-Utilities (0.2%)
ACEA SpA	30,418	311,905
Oil, Gas & Consumable Fuels (0.9%)
ENI SpA	47,408	1,123,286
Transportation Infrastructure (0.3%)
Atlantia SpA	16,473	350,709
TOTAL ITALY		4,545,573
Japan (25.1%)
Auto Components (0.7%)
Aisin Seiki Co., Ltd.	1,689	65,150
Alpha Corp.	1,500	17,838
Bridgestone Corp.§	9,300	213,600
Calsonic Kansei Corp.§	1,900	11,415
Denso Corp.	4,722	175,068
Exedy Corp.	1,100	37,598
Kayaba Industry Co., Ltd.§	2,000	15,125
Koito Manufacturing Co., Ltd.	2,000	34,841
NHK Spring Co., Ltd.	3,000	30,581

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Auto Components
Nihon Tokushu Toryo Co., Ltd.	2,100	$8,353
Sanden Corp.§	3,000	15,500
Sumitomo Rubber Industries, Ltd.§	5,400	65,140
Takata Corp.§	400	12,230
The Yokohama Rubber Co., Ltd	13,609	78,267
Tokai Rika Co., Ltd.	1,700	32,770
Topre Corp.	2,833	30,082
Toyo Tire & Rubber Co., Ltd.	6,325	15,974
Toyota Boshoku Corp.§	400	6,625
Toyota Industries Corp.	500	16,456
TS Tech Co., Ltd.	2,100	39,805
		922,418
Automobiles (2.0%)
Daihatsu Motor Co., Ltd.§	4,000	67,860
Fuji Heavy Industries, Ltd.	11,903	92,206
Honda Motor Co., Ltd.	16,892	648,742
Isuzu Motors, Ltd.	7,721	36,435
Mazda Motor Corp.*§	16,200	42,555
Mitsubishi Motors Corp.*§	22,000	26,756
Nissan Motor Co., Ltd.	27,800	291,234
Suzuki Motor Corp.§	4,731	106,307
Toyota Motor Corp.	30,045	1,233,322
Yamaha Motor Co., Ltd.*§	3,300	60,422
		2,605,839
Beverages (0.2%)
Asahi Breweries, Ltd.§	2,300	46,184
Kirin Holdings Co., Ltd.§	6,823	94,818
Mikuni Coca-Cola Bottling Co., Ltd.	5,389	46,972
Oenon Holdings, Inc.§	7,900	17,731
		205,705
Building Products (0.3%)
Asahi Glass Co., Ltd.	18,800	219,308
Daikin Industries, Ltd.	1,054	37,243
JS Group Corp.§	1,200	30,854
Komatsu Wall Industry Co., Ltd.	1,200	11,323
Nippon Sheet Glass Co., Ltd.§	13,326	41,303
Takasago Thermal Engineering Co., Ltd.§	2,000	15,578
Toli Corp.	6,900	14,988
		370,597
Capital Markets (0.2%)
Daiwa Securities Group, Inc.§	11,481	50,424
Matsui Securities Co., Ltd.	2,200	10,580
Mizuho Securities Co., Ltd.*	14,400	34,596

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Capital Markets
Nomura Holdings, Inc.	37,057	$182,288
Tokai Tokyo Financial Holdings, Inc.	9,273	28,040
		305,928
Chemicals (1.4%)
ADEKA Corp.	1,300	13,152
Air Water, Inc.	3,900	46,834
Arakawa Chemical Industries, Ltd.	3,100	29,208
Asahi Kasei Corp.§	26,696	179,337
Chugoku Marine Paints, Ltd.§	8,759	68,422
Daicel Chemical Industries, Ltd.	5,900	38,854
Daiso Co., Ltd.	7,900	28,572
Denki Kagaku Kogyo KK	11,800	56,710
DIC Corp.	21,700	51,238
Kaneka Corp.	13,800	90,388
Konishi Co., Ltd.	1,700	24,749
Kuraray Co., Ltd.	3,000	43,811
Mitsubishi Chemical Holdings Corp.	19,209	135,688
Mitsubishi Gas Chemical Co., Inc.	5,124	37,423
Mitsui Chemicals, Inc.	18,900	68,651
Nippon Kayaku Co., Ltd.	2,000	21,030
Nippon Soda Co., Ltd.	2,254	9,945
Nissan Chemical Industries, Ltd.	2,000	22,081
Nitto Denko Corp.	1,700	86,106
Sakata INX Corp.	8,900	41,515
Sekisui Plastics Co., Ltd.	5,000	22,845
Shikoku Chemicals Corp.	3,393	19,356
Shin-Etsu Chemical Co., Ltd.§	4,300	229,760
Showa Denko KK	25,700	53,067
Sumitomo Bakelite Co., Ltd.	3,366	22,475
Sumitomo Chemical Co., Ltd.	19,084	94,987
Teijin, Ltd.§	14,000	61,515
Toray Industries, Inc.§	12,000	88,330
Tosoh Corp.§	16,061	64,292
Toyo Ink Manufacturing Co., Ltd.	7,900	38,026
Ube Industries, Ltd.	11,500	34,513
		1,822,880
Commercial Banks (2.3%)
Chuo Mitsui Trust Holdings, Inc.	7,000	24,288
Fukuoka Financial Group, Inc.	21,800	90,827
Hokuhoku Financial Group, Inc.	47,393	93,584
Mitsubishi UFJ Financial Group, Inc.§	158,531	770,135
Mizuho Financial Group, Inc.§	276,654	453,280
Resona Holdings, Inc.§	24,103	113,042
Sapporo Hokuyo Holdings, Inc.	13,000	54,325
Sumitomo Mitsui Financial Group, Inc.	18,196	559,296

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Commercial Banks
The Akita Bank, Ltd.	11,900	$34,450
The Bank of Nagoya, Ltd.	8,900	27,112
The Bank of Saga, Ltd.	12,900	32,202
The Bank of Yokohama, Ltd.§	18,800	93,685
The Chiba Bank, Ltd.§	9,892	61,711
The Chiba Kogyo Bank, Ltd.*	7,163	39,704
The Daishi Bank, Ltd.	22,739	68,346
The Ehime Bank, Ltd.	6,900	20,396
The Eighteenth Bank, Ltd.	18,566	50,789
The Fukui Bank, Ltd.	14,000	40,498
The Gunma Bank, Ltd.	1,000	5,269
The Hiroshima Bank, Ltd§	1,885	8,200
The Hokuetsu Bank, Ltd.	18,800	38,754
The Hyakugo Bank, Ltd.	6,900	27,864
The Joyo Bank, Ltd.	9,900	41,461
The Juroku Bank, Ltd	13,600	42,254
The Keiyo Bank, Ltd.	4,000	20,064
The Mie Bank, Ltd.	7,111	17,222
The Nishi-Nippon City Bank, Ltd.§	3,900	11,484
The Ogaki Kyoritsu Bank, Ltd.	1,800	5,547
The Toho Bank, Ltd.	12,000	26,545
The Tohoku Bank, Ltd.	6,418	9,484
The Yachiyo Bank, Ltd.	950	26,897
Yamaguchi Financial Group, Inc.	6,000	55,799
		2,964,514
Commercial Services & Supplies (0.4%)
Central Security Patrols Co., Ltd.	600	6,061
Dai Nippon Printing Co., Ltd.§	12,900	144,929
Duskin Co., Ltd.	1,200	23,260
Itoki Corp.	3,037	6,486
Kyodo Printing Co., Ltd.	8,900	21,356
Nichiban Co., Ltd.	3,000	10,542
Nippon Kanzai Co., Ltd.	550	9,509
Nippon Kucho Service Co., Ltd.	800	7,339
Nissha Printing Co., Ltd.§	800	14,627
Secom Co., Ltd.§	1,353	64,667
Sohgo Security Services Co., Ltd.	3,976	44,553
Tokyu Community Corp.§	600	18,820
Toppan Forms Co., Ltd.	7,000	55,539
Toppan Printing Co., Ltd.	16,546	127,968
Tosho Printing Co., Ltd.	5,499	9,894
		565,550

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Communications Equipment (0.0%)
Iwatsu Electric Co., Ltd.	15,000	$15,631
Maspro Denkoh Corp.	900	6,969
		22,600
Computers & Peripherals (0.4%)
Fujitsu, Ltd.	29,700	169,226
NEC Corp.*§	27,260	62,054
Seiko Epson Corp.§	1,100	19,007
Toshiba Corp.§	37,471	196,936
		447,223
Construction & Engineering (0.5%)
Ando Corp.	13,300	17,660
Asunaro Aoki Construction Co., Ltd.	2,500	12,423
Chugai Ro Co., Ltd.§	4,000	13,921
CTI Engineering Co., Ltd.	2,071	13,535
Hazama Corp.*	11,766	15,633
Hibiya Engineering, Ltd.	2,000	20,163
Ichiken Co., Ltd.	5,800	7,487
Kajima Corp.	14,300	40,896
Kandenko Co., Ltd.	6,000	29,174
Kyowa Exeo Corp.	1,000	10,114
Maeda Corp.	9,900	31,055
Mirait Holdings Corp.§	5,300	41,832
Nakano Corp.	3,500	7,727
Nippo Corp.	3,635	29,359
Nippon Koei Co., Ltd.	7,900	28,444
Nishimatsu Construction Co., Ltd.	22,568	33,123
Obayashi Corp.	11,692	50,907
Obayashi Road Corp.§	10,900	26,699
Sanki Engineering Co., Ltd.	1,000	5,582
Seibu Electric Industry Co., Ltd.	1,998	8,298
Shimizu Corp.§	3,600	14,956
Sumitomo Densetsu Co., Ltd.	5,058	29,463
Taisei Corp.§	24,679	56,457
The Nippon Road Co., Ltd.	6,800	20,449
Toda Corp.	15,700	56,893
Yahagi Construction Co., Ltd.	2,000	10,118
Yondenko Corp.	3,000	13,363
		645,731
Construction Materials (0.0%)
Sumitomo Osaka Cement Co., Ltd.	3,515	9,841
Containers & Packaging (0.1%)
Hokkan Holdings, Ltd.	6,333	18,793
Nihon Yamamura Glass Co., Ltd.	6,900	18,201

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Containers & Packaging
Tomoku Co., Ltd.	4,000	$10,638
Toyo Seikan Kaisha, Ltd.	1,260	21,147
		68,779
Distributors (0.1%)
Canon Marketing Japan, Inc.§	1,000	11,297
Happinet Corp.	800	9,408
Nice Holdings, Inc.§	6,900	13,811
Sankyo Seiko Co., Ltd.	7,312	24,163
Yokohama Reito Co., Ltd.§	2,000	13,436
		72,115
Diversified Consumer Services (0.0%)
Tac Co., Ltd.	3,400	8,817
Watabe Wedding Corp.	1,040	8,693
		17,510
Diversified Financial Services (0.1%)
Century Tokyo Leasing Corp.	1,500	26,961
Daiko Clearing Services Corp.	2,066	7,288
ORIX Corp.§	1,300	126,054
		160,303
Diversified Telecommunication Services (0.3%)
Nippon Telegraph & Telephone Corp.	6,800	326,941
Electric Utilities (0.6%)
Chubu Electric Power Co., Inc.	6,697	130,371
Hokkaido Electric Power Co., Inc.	2,400	39,795
Hokuriku Electric Power Co.§	1,100	20,925
Kyushu Electric Power Co., Inc.	7,500	134,616
The Chugoku Electric Power Co., Inc§	1,100	18,986
The Kansai Electric Power Co., Inc.	15,400	305,703
The Tokyo Electric Power Co., Inc.§	23,300	94,024
		744,420
Electrical Equipment (0.4%)
Fuji Electric Holdings Co., Ltd.§	4,900	15,259
Fujikura, Ltd.	3,000	13,704
Furukawa Electric Co., Ltd.§	7,000	29,133
Helios Techno Holdings Co., Ltd.	2,743	7,274
Mitsubishi Electric Corp.	18,454	213,687
Nidec Corp.§	800	74,452
Sumitomo Electric Industries, Ltd.	12,200	177,383
		530,892
Electronic Equipment, Instruments & Components (1.5%)
Ai Holdings Corp.	7,348	29,895
Citizen Holdings Co., Ltd.	8,700	51,914

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Electronic Equipment, Instruments & Components
Daiwabo Holdings Co., Ltd.	2,900	$5,909
Elematec Corp.§	1,100	16,090
Excel Co., Ltd.	1,300	13,277
FUJIFILM Holdings Corp.	6,692	208,058
Hakuto Co., Ltd.	4,300	42,531
Hitachi, Ltd.§	61,874	366,063
Hochiki Corp.	3,000	15,270
Horiba, Ltd.§	800	25,852
Hosiden Corp.	7,980	72,387
HOYA Corp.	8,100	178,756
ITC Networks Corp.	2,654	16,610
JBCC Holdings, Inc.	3,234	21,707
Kaga Electronics Co., Ltd.	1,800	19,323
Kanematsu Electronics, Ltd.	1,600	16,568
Keyence Corp.	282	79,816
Kyocera Corp.	2,186	221,871
Murata Manufacturing Co., Ltd.§	2,018	134,494
Nippon Electric Glass Co., Ltd.	2,000	25,581
Nohmi Bosai, Ltd.	5,666	33,565
Omron Corp.§	1,000	27,721
ONO Sokki Co., Ltd.*	4,000	11,105
Optex Co., Ltd.	1,100	13,809
Ryosan Co., Ltd.	1,700	36,177
Ryoyo Electro Corp.	4,500	44,544
Sanshin Electronics Co., Ltd.	5,500	43,789
Shinko Shoji Co., Ltd.	3,396	26,797
Tachibana Eletech Co., Ltd.	1,965	19,501
TDK Corp.§	2,082	114,483
Tomen Electronics Corp.	1,680	20,567
		1,954,030
Food & Staples Retailing (0.7%)
Aeon Co., Ltd.§	14,298	172,034
Arcs Co., Ltd.	700	10,963
Belc Co., Ltd.	2,200	26,743
Cawachi, Ltd.	2,700	53,055
Cocokara fine, Inc.§	500	12,643
Echo Trading Co., Ltd.	1,234	11,405
Itochu-Shokuhin Co., Ltd.	954	33,474
Kasumi Co., Ltd.§	7,493	42,269
Kato Sangyo Co., Ltd.	2,060	38,003
Kirindo Co., Ltd.	3,154	17,626
Matsumotokiyoshi Holdings Co., Ltd.	1,700	36,177
Okuwa Co., Ltd.	5,000	49,975
Ryoshoku, Ltd.	600	13,890
S Foods, Inc.	1,000	8,482
Seven & I Holdings Co., Ltd.§	9,200	246,643

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Food & Staples Retailing
Universe Co., Ltd.	1,000	$18,567
UNY Co., Ltd.	6,000	55,579
Valor Co., Ltd.	2,100	29,355
		876,883
Food Products (0.4%)
Chubu Shiryo Co., Ltd	2,333	15,896
Fuji Oil Co., Ltd.§	600	9,210
J-Oil Mills, Inc.	30,057	88,004
Kyodo Shiryo Co., Ltd.	22,700	25,933
Maruha Nichiro Holdings, Inc.	13,994	22,423
MEIJI Holdings Co., Ltd.	2,000	84,058
Morinaga & Co., Ltd.	15,128	34,723
Morinaga Milk Industry Co., Ltd.§	5,332	22,706
Nichimo Co., Ltd.*	5,000	8,953
Nippon Flour Mills Co., Ltd.	10,061	46,552
Nippon Meat Packers, Inc.	2,000	28,599
Nippon Suisan Kaisha, Ltd.	24,059	78,847
Prima Meat Packers, Ltd.	7,482	9,100
Showa Sangyo Co., Ltd.	4,000	11,165
Starzen Co., Ltd.	7,900	22,944
Warabeya Nichiyo Co., Ltd.	1,625	18,516
Yonekyu Corp.	6,136	46,485
		574,114
Gas Utilities (0.1%)
Osaka Gas Co., Ltd.§	13,700	51,802
Tokyo Gas Co., Ltd.	7,700	34,643
		86,445
Health Care Equipment & Supplies (0.1%)
Hogy Medical Co., Ltd.	600	26,974
Nipro Corp.§	4,000	72,337
Terumo Corp.	400	21,585
		120,896
Health Care Providers & Services (0.1%)
Alfresa Holdings Corp.§	900	34,866
As One Corp.	1,133	23,595
Mediceo Paltac Holdings Co., Ltd.	7,424	65,593
Suzuken Co., Ltd.	2,000	45,993
		170,047
Hotels, Restaurants & Leisure (0.1%)
Doutor Nichires Holdings Co., Ltd.	2,700	32,797
Hurxley Corp.	1,850	12,580
Kyoritsu Maintenance Co., Ltd.	1,826	26,662

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Hotels, Restaurants & Leisure
McDonald's Holdings Co. Japan, Ltd.§	700	$17,742
Resort Solution Co., Ltd.	4,000	6,851
		96,632
Household Durables (1.0%)
Casio Computer Co., Ltd.§	3,442	24,215
Corona Corp.	2,420	26,789
Foster Electric Co., Ltd.	1,500	30,002
Fuji Corp.	3,600	16,357
Fujitsu General, Ltd.§	3,000	19,839
Hitachi Koki Co., Ltd.§	2,090	19,036
Mitsui Home Co., Ltd.	5,000	24,905
PanaHome Corp.	11,800	76,443
Panasonic Corp.§	24,080	293,551
Sangetsu Co., Ltd.	2,300	55,892
Sanyo Housing Nagoya Co., Ltd.	22	21,455
Sekisui Chemical Co., Ltd.	4,000	34,068
Sekisui House, Ltd.§	14,000	129,943
Sharp Corp.§	12,883	117,199
Sony Corp.	11,438	300,842
Sumitomo Forestry Co., Ltd.	3,300	30,157
Token Corp.§	580	20,999
		1,241,692
Household Products (0.0%)
Lion Corp.§	2,000	11,059
Independent Power Producers & Energy Traders (0.1%)
Electric Power Development Co., Ltd.§	4,600	123,944
Industrial Conglomerates (0.1%)
Hankyu Hanshin Holdings, Inc.	19,000	74,973
Insurance (0.6%)
Mitsui Sumitomo Insurance Group Holdings, Inc.§	5,181	120,888
NKSJ Holdings, Inc.	13,373	87,986
Sony Financial Holdings, Inc.	1,000	18,023
T&D Holdings, Inc.	4,500	106,771
The Dai-ichi Life Insurance Co., Ltd.	91	127,210
Tokio Marine Holdings, Inc.	9,548	266,446
		727,324
Internet & Catalog Retail (0.1%)
Belluna Co., Ltd.	2,550	16,639
Rakuten, Inc.§	68	70,159
Scroll Corp.	13,683	45,869
Senshukai Co., Ltd.§	1,825	11,081
		143,748

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Internet Software & Services (0.0%)
eAccess, Ltd.§	35	$15,638
Gree, Inc.*§	900	19,613
		35,251
IT Services (0.2%)
Argo Graphics, Inc.	800	10,222
CAC Corp.	2,600	20,375
Ines Corp.	1,600	10,702
IT Holdings Corp.	3,500	31,009
Itochu Techno-Science Corp.§	500	17,693
JBIS Holdings, Inc.	2,368	8,085
NEC Fielding, Ltd.	1,300	15,658
Nihon Unisys, Ltd.§	3,700	22,081
NS Solutions Corp.	1,300	25,299
NTT Data Corp.	25	82,822
Panasonic Electric Works Information Systems Co., Ltd.	400	11,109
		255,055
Leisure Equipment & Products (0.4%)
Daikoku Denki Co., Ltd.	1,100	10,934
GLOBERIDE, Inc.§	16,466	18,385
Heiwa Corp.	2,700	41,634
Mizuno Corp.	12,507	59,152
Namco Bandai Holdings, Inc.§	7,600	91,195
Nikon Corp.	2,900	68,364
Roland Corp.	600	5,917
Sankyo Co., Ltd.	1,254	64,586
Sega Sammy Holdings, Inc.§	3,200	61,663
SRI Sports, Ltd.	3,300	35,153
		456,983
Machinery (1.6%)
Amada Co., Ltd.	5,279	40,463
Asahi Diamond Industrial Co., Ltd.	1,000	21,794
CKD Corp.	3,200	28,454
Daido Kogyo Co., Ltd.	4,000	8,056
Daifuku Co., Ltd.	2,000	12,882
Ebara Corp.	7,900	46,450
Fanuc, Ltd.	2,158	359,728
Hitachi Construction Machinery Co., Ltd.§	2,600	58,102
Hitachi Zosen Corp.§	31,758	49,328
IHI Corp.	35,800	92,213
JTEKT Corp.	2,992	43,947
Kawasaki Heavy Industries, Ltd.	16,000	63,547
Komatsu, Ltd.§	12,048	374,988
Kubota Corp.	10,000	88,436
Maezawa Kyuso Industries Co., Ltd.	632	9,196

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Machinery
Makita Corp.§	1,389	$64,522
Minebea Co., Ltd.	6,778	36,049
Mitsubishi Heavy Industries, Ltd.§	31,900	149,527
Mitsuboshi Belting Co., Ltd.	2,000	9,893
Mitsui Engineering & Shipbuilding Co., Ltd.§	39,472	85,918
Nabtesco Corp.	1,000	24,149
Nippon Yusoki Co., Ltd.	3,666	9,059
NSK, Ltd.	3,480	34,632
NTN Corp.§	12,496	70,960
Obara Corp.	1,800	25,660
Oiles Corp.	400	7,907
Sasebo Heavy Industries Co., Ltd.§	8,790	16,292
Shinmaywa Industries, Ltd.	7,900	30,035
SMC Corp.§	193	34,682
Sumitomo Heavy Industries, Ltd.§	12,808	89,116
TOKYO KEIKI, Inc.	19,758	28,255
Tsurumi Manufacturing Co., Ltd.	2,000	14,530
		2,028,770
Marine (0.1%)
Japan Transcity Corp.	7,400	22,958
Kawasaki Kisen Kaisha, Ltd.§	2,000	6,970
Mitsui OSK Lines, Ltd.	5,900	31,646
Nippon Yusen KK§	22,406	82,983
		144,557
Media (0.4%)
Amuse, Inc.	800	8,957
Avex Group Holdings, Inc.	3,359	43,476
Dentsu, Inc.	2,900	85,570
Fuji Media Holdings, Inc.	12	17,707
Hakuhodo DY Holdings, Inc.	1,181	62,871
Horipro, Inc.	1,635	14,563
Jupiter Telecommunications Co., Ltd.	59	65,799
Nippon Television Network Corp.	600	85,171
SKY Perfect JSAT Holdings, Inc.§	184	75,707
Toei Co., Ltd.	4,000	18,317
Tow Co., Ltd.	2,666	14,726
TV Asahi Corp.	15	22,664
Zenrin Co., Ltd.	3,600	37,454
		552,982
Metals & Mining (0.7%)
Dowa Holdings Co., Ltd.	13,000	80,428
JFE Holdings, Inc.	5,000	137,074
Kobe Steel, Ltd.§	11,000	24,936
Mitsubishi Materials Corp.	13,862	43,538

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Metals & Mining
Mitsubishi Steel Manufacturing Co., Ltd.	6,000	$20,564
Mitsui Mining & Smelting Co., Ltd.	26,800	90,207
Nichia Steel Works, Ltd.	8,900	22,212
Nippon Denko Co., Ltd.	1,000	6,757
Nippon Steel Corp.§	57,577	186,198
Pacific Metals Co., Ltd.	2,000	14,754
Sumitomo Metal Industries, Ltd.	39,663	88,820
Sumitomo Metal Mining Co., Ltd.	11,000	180,151
Yodogawa Steel Works, Ltd.	4,000	16,807
		912,446
Office Electronics (0.8%)
Brother Industries, Ltd.	6,500	95,843
Canon, Inc.§	14,614	692,939
Konica Minolta Holdings, Inc.	6,573	54,727
Ricoh Co., Ltd.§	14,785	163,498
		1,007,007
Oil, Gas & Consumable Fuels (0.5%)
Cosmo Oil Co., Ltd.	17,602	49,954
Idemitsu Kosan Co., Ltd.§	800	85,109
INPEX Corp.	20	147,397
Itochu Enex Co., Ltd.	8,936	49,932
JX Holdings, Inc.	23,400	156,892
San-Ai Oil Co., Ltd.	3,700	21,139
Sinanen Co., Ltd.	6,000	26,047
TonenGeneral Sekiyu KK§	8,900	109,128
		645,598
Paper & Forest Products (0.0%)
Chuetsu Pulp & Paper Co., Ltd.	6,900	11,556
Nakabayashi Co., Ltd.§	3,428	9,266
		20,822
Personal Products (0.2%)
Kao Corp.	6,000	157,267
Shiseido Co., Ltd.	4,000	74,429
		231,696
Pharmaceuticals (1.1%)
Astellas Pharma, Inc.	7,200	278,486
Daiichi Sankyo Co., Ltd.	9,991	194,618
Eisai Co., Ltd.§	5,200	202,241
Kaken Pharmaceutical Co., Ltd.	1,000	13,971
KYORIN Holdings, Inc.	3,000	59,500
Kyowa Hakko Kirin Co., Ltd.	1,000	9,509
Mitsubishi Tanabe Pharma Corp.	2,000	33,367
Mochida Pharmaceutical Co., Ltd.	2,900	31,005

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Pharmaceuticals
Ono Pharmaceutical Co., Ltd.§	1,600	$85,327
Otsuka Holdings Co. Ltd.	2,900	76,494
Shionogi & Co., Ltd.	1,000	16,324
Takeda Pharmaceutical Co., Ltd.	9,800	451,495
		1,452,337
Professional Services (0.0%)
Pasona Group, Inc.	23	21,239
Real Estate Investment Trusts (0.1%)
Japan Real Estate Investment Corp.§	4	39,231
Japan Retail Fund Investment Corp.§	37	56,838
Nomura Real Estate Office Fund, Inc.	2	13,200
		109,269
Real Estate Management & Development (0.5%)
Airport Facilities Co., Ltd.	6,600	25,327
Daito Trust Construction Co., Ltd.	1,593	134,818
Daiwa House Industry Co., Ltd.	3,000	37,736
Mitsubishi Estate Co., Ltd.	9,459	165,481
Mitsui Fudosan Co., Ltd.	6,810	116,917
Nomura Real Estate Holdings, Inc.	1,800	29,917
Sumitomo Realty & Development Co., Ltd.	1,000	22,279
Tokyo Tatemono Co., Ltd.§	9,700	35,280
Tokyu Land Corp.	14,511	61,457
		629,212
Road & Rail (0.7%)
Central Japan Railway Co.	27	211,585
East Japan Railway Co.	4,300	245,487
Fukuyama Transporting Co., Ltd.§	5,000	26,543
ICHINEN HOLDINGS Co., Ltd.	4,050	20,194
Kintetsu Corp.§	6,000	19,208
KRS Corp.	960	10,212
Maruwn Corp.	2,300	5,643
Nippon Express Co., Ltd.	21,700	87,653
Sankyu, Inc.	9,900	46,142
Seino Holdings Corp.	8,900	63,813
Tonami Holdings Co., Ltd.	6,332	12,340
West Japan Railway Co.	3,900	151,771
		900,591
Semiconductors & Semiconductor Equipment (0.2%)
Dainippon Screen Manufacturing Co., Ltd.§	3,000	25,535
Elpida Memory, Inc.*§	3,100	36,399
Mimasu Semiconductor Industry Co., Ltd.	1,300	15,314
Rohm Co., Ltd.	1,500	85,785
Tokyo Electron, Ltd.	1,966	107,167
		270,200

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Software (0.2%)
Computer Engineering & Consulting, Ltd.	1,900	$9,715
Computer Institute of Japan, Ltd.	2,504	8,190
Jastec Co., Ltd.	1,088	6,446
Nintendo Co., Ltd.	1,200	224,634
SRA Holdings	2,884	28,465
Sumisho Computer Systems Corp.§	1,400	24,126
		301,576
Specialty Retail (0.4%)
Alpen Co., Ltd.§	3,000	48,728
AOKI Holdings, Inc.	1,300	20,211
Aoyama Trading Co., Ltd.	2,333	40,105
Arc Land Sakamoto Co., Ltd.	2,052	32,595
Autobacs Seven Co., Ltd.§	800	33,635
DCM Holdings Co., Ltd.§	9,300	63,145
Fast Retailing Co., Ltd.	272	43,851
Geo Corp.§	25	31,024
Hard Off Corp. Co., Ltd.	1,600	7,938
Hikari Tsushin, Inc.	1,000	23,543
K's Holding Corp.§	500	21,551
Keiyo Co., Ltd.§	6,073	33,767
Right On Co., Ltd.*	3,307	17,114
T-Gaia Corp.§	33	61,348
Taka-Q, Ltd.	4,000	7,543
Top Culture Co., Ltd.	1,433	6,301
Yamada Denki Co., Ltd.	290	23,554
		515,953
Textiles, Apparel & Luxury Goods (0.2%)
Atsugi Co., Ltd.	26,526	33,249
Daidoh, Ltd.§	1,036	10,384
Gunze, Ltd.	5,000	16,945
Japan Vilene Co., Ltd.	4,000	17,579
Kurabo Industries, Ltd.	36,918	73,851
Nisshinbo Holdings, Inc.	5,869	55,745
Onward Holdings Co., Ltd.§	3,000	25,220
Sanyo Shokai Ltd.	10,000	29,165
Tasaki Shinju Co., Ltd.*	7,579	5,737
The Japan Wool Textile Co., Ltd.	3,000	23,482
Toyobo Co., Ltd.	10,700	15,718
Yamato International, Inc.	1,600	7,326
		314,401
Thrifts & Mortgage Finance (0.0%)
Asax Co., Ltd.	7	10,518

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Tobacco (0.1%)
Japan Tobacco, Inc.	48	$184,698
Trading Companies & Distributors (1.2%)
Furusato Industries, Ltd.	1,416	9,779
Inaba Denki Sangyo Co., Ltd	1,713	45,551
ITOCHU Corp.	13,221	137,076
Japan Pulp & Paper Co., Ltd.	9,173	31,324
JFE Shoji Holdings, Inc.	4,900	23,904
Kamei Corp.	5,000	20,921
Kanaden Corp.	1,000	6,280
Kuroda Electric Co., Ltd.	2,737	31,376
Kyokuto Boeki Kaisha, Ltd.	4,666	12,181
Marubeni Corp.	17,427	115,451
Mitsubishi Corp.	12,115	301,651
Mitsui & Co., Ltd.	18,683	322,011
Nagase & Co., Ltd.	2,000	24,540
NEC Capital Solutions Ltd.	955	12,697
Onoken Co., Ltd.	4,800	43,248
Sato Shoji Corp.	1,500	8,501
Seika Corp.	16,659	43,468
Shinwa Co., Ltd.	800	8,990
Sojitz Corp.	41,281	77,083
Sumikin Bussan Corp.	20,166	48,897
Sumitomo Corp.§	10,479	142,109
Tokyo Sangyo Co., Ltd.	2,500	7,727
Tsubakimoto Kogyo Co., Ltd.	4,000	10,670
		1,485,435
Transportation Infrastructure (0.0%)
Nissin Corp.	10,400	26,108
The Yasuda Warehouse Co., Ltd.	3,000	17,908
		44,016
Wireless Telecommunication Services (0.6%)
KDDI Corp.	26	186,478
NTT DoCoMo, Inc.	145	258,144
Softbank Corp.§	7,500	283,145
		727,767
TOTAL JAPAN		32,269,952
Luxembourg (0.3%)
Metals & Mining (0.3%)
ArcelorMittal§	10,388	361,181
TOTAL LUXEMBOURG		361,181

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Netherlands (3.9%)
Aerospace & Defense (0.2%)
European Aeronautic Defence & Space Co. NV§	6,640	$222,179
Beverages (0.4%)
Heineken Holding NV	7,730	395,643
Heineken NV	1,425	85,748
		481,391
Chemicals (0.7%)
Akzo Nobel NV	7,285	460,176
Koninklijke DSM NV	7,736	501,935
		962,111
Construction & Engineering (0.2%)
Koninklijke BAM Groep NV§	13,118	82,257
Koninklijke Boskalis Westminster NV	2,561	121,154
		203,411
Construction Materials (0.0%)
James Hardie Industries NV*	3,734	23,614
Diversified Financial Services (0.2%)
ING Groep NV*	20,482	252,358
Diversified Telecommunication Services (0.3%)
Koninklijke KPN NV	27,638	401,911
Food & Staples Retailing (0.5%)
Koninklijke Ahold NV	43,272	581,683
Food Products (1.1%)
CSM	2,922	98,417
Nutreco Holding NV	4,491	330,019
Unilever NV	31,544	1,035,079
		1,463,515
Industrial Conglomerates (0.2%)
Koninklijke Philips Electronics NV	7,813	200,753
Insurance (0.0%)
Aegon NV*	7,528	51,285
Life Sciences Tools & Services (0.0%)
QIAGEN NV*	1,968	37,732
Semiconductors & Semiconductor Equipment (0.1%)
ASML Holding NV	1,501	55,353
STMicroelectronics NV	8,429	83,882
STMicroelectronics NV§	4,706	46,889
		186,124
TOTAL NETHERLANDS		5,068,067

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Norway (1.6%)
Chemicals (0.2%)
Yara International ASA	3,924	$221,691
Commercial Banks (0.3%)
DnB NOR ASA	31,317	438,708
Diversified Telecommunication Services (0.4%)
Telenor ASA	32,405	533,253
Energy Equipment & Services (0.1%)
Aker Solutions ASA	2,915	58,563
Industrial Conglomerates (0.0%)
Orkla ASA	1,304	12,483
Metals & Mining (0.1%)
Norsk Hydro ASA	11,285	86,865
Oil, Gas & Consumable Fuels (0.5%)
StatoilHydro ASA	25,771	656,030
TOTAL NORWAY		2,007,593
Portugal (0.6%)
Commercial Banks (0.3%)
Banco BPI SA*§	76,926	113,145
Banco Comercial Portugues SA R Shares*§	257,922	153,382
Banco Espirito Santo SA§	16,074	59,912
		326,439
Construction Materials (0.0%)
Cimpor Cimentos de Portugal SGPS SA	5,535	42,249
Electric Utilities (0.1%)
EDP - Energias de Portugal SA	54,796	194,422
Food & Staples Retailing (0.1%)
Jeronimo Martins SGPS SA	5,695	109,353
Transportation Infrastructure (0.1%)
Brisa Auto-Estradas de Portugal SA	17,821	108,706
TOTAL PORTUGAL		781,169
Singapore (1.3%)
Diversified Financial Services (1.3%)
iShares MSCI Singapore Index Fund§	117,181	1,608,895
TOTAL SINGAPORE		1,608,895

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
Spain (5.0%)
Commercial Banks (1.7%)
Banco Bilbao Vizcaya Argentaria SA§	58,956	$691,928
Banco Popular Espanol SA*§	6,590	478
Banco Popular Espanol SA§	6,590	37,071
Banco Santander SA	119,739	1,379,124
Bankinter SA§	14,162	96,051
		2,204,652
Construction & Engineering (0.8%)
ACS Actividades de Construccion y Servicios SA§	6,137	289,595
Ferrovial SA§	37,719	476,501
Fomento de Construcciones y Contratas SA§	9,566	291,764
		1,057,860
Diversified Telecommunication Services (0.6%)
Telefonica SA	33,403	815,657
Electric Utilities (0.7%)
Endesa SA§	12,823	427,061
Iberdrola SA*	52,656	468,373
		895,434
Electrical Equipment (0.1%)
Gamesa Corp. Tecnologica SA*§	6,642	53,651
Food Products (0.1%)
Ebro Foods SA§	6,026	139,155
Gas Utilities (0.2%)
Gas Natural SDG SA§	11,975	250,767
Insurance (0.1%)
Mapfre SA§	18,206	67,534
IT Services (0.0%)
Indra Sistemas SA§	1,268	26,151
Oil, Gas & Consumable Fuels (0.6%)
Repsol YPF SA§	22,090	766,043
Specialty Retail (0.1%)
Inditex SA	930	84,718
TOTAL SPAIN		6,361,622
Sweden (5.4%)
Building Products (0.2%)
Assa Abloy AB Class B	9,985	269,024
Capital Markets (0.1%)
Ratos AB B Shares	2,296	44,238
Commercial Banks (0.2%)
Svenska Handelsbanken AB A Shares	5,935	183,431
Commercial Services & Supplies (0.3%)
Securitas AB B Shares	38,176	405,167

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Sweden
Communications Equipment (0.5%)
Telefonaktiebolaget LM Ericsson B Shares	46,311	$668,271
Construction & Engineering (0.4%)
Skanska AB B Shares	28,907	519,429
Diversified Financial Services (0.0%)
Industrivarden AB A Shares	558	9,797
Diversified Telecommunication Services (0.3%)
Tele2 AB B Shares	3,613	71,485
TeliaSonera AB	48,486	356,523
		428,008
Health Care Equipment & Supplies (0.4%)
Elekta AB B Shares	1,441	68,418
Getinge AB B Shares	16,093	433,803
		502,221
Household Durables (0.1%)
Electrolux AB Series B§	3,617	86,712
Machinery (1.8%)
Alfa Laval AB	374	8,085
Atlas Copco AB A Shares§	24,549	648,083
Atlas Copco AB B Shares	912	21,567
Scania AB B Shares	21,459	499,321
SKF AB B Shares§	1,711	49,661
Volvo AB A Shares	23,204	406,306
Volvo AB B Shares	39,310	689,824
		2,322,847
Metals & Mining (0.4%)
Boliden AB	25,527	472,580
Paper & Forest Products (0.2%)
Svenska Cellulosa AB B Shares	20,479	289,438
Pharmaceuticals (0.2%)
Meda AB A Shares	26,308	287,259
Specialty Retail (0.1%)
Hennes & Mauritz AB B Shares	3,304	114,336
Tobacco (0.2%)
Swedish Match AB	8,575	288,607
TOTAL SWEDEN		6,891,365
Switzerland (7.0%)
Biotechnology (0.1%)
BB Biotech AG	1,860	141,573
Capital Markets (0.4%)
UBS AG*§	29,606	539,494

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Switzerland
Chemicals (0.3%)
Clariant AG*	7,122	$136,052
Syngenta AG*	727	245,325
		381,377
Construction Materials (0.1%)
Holcim, Ltd.*	820	61,920
Diversified Financial Services (0.0%)
Pargesa Holding SA BR	452	41,830
Electrical Equipment (0.3%)
ABB, Ltd.*	17,202	446,284
Energy Equipment & Services (0.2%)
Transocean, Ltd.	3,751	244,518
Food Products (1.8%)
Nestle SA§	37,307	2,318,112
Health Care Providers & Services (0.1%)
Galenica AG	179	114,562
Insurance (0.5%)
Baloise Holding AG	245	25,243
Helvetia Holding AG	339	145,023
Zurich Financial Services AG*	1,671	422,202
		592,468
Life Sciences Tools & Services (0.0%)
Lonza Group AG*	383	29,961
Machinery (0.2%)
Georg Fischer AG*	151	83,004
Schindler Holding AG	1,010	122,659
		205,663
Pharmaceuticals (2.7%)
Novartis AG	29,243	1,789,558
Roche Holding AG§	9,861	1,648,485
		3,438,043
Textiles, Apparel & Luxury Goods (0.3%)
The Swatch Group AG	2,652	238,088
The Swatch Group AG BR Shares	322	162,274
		400,362
TOTAL SWITZERLAND		8,956,167
United Kingdom (22.0%)
Aerospace & Defense (0.2%)
BAE Systems PLC	51,584	263,968
Rolls-Royce Holdings PLC*	5,323	55,142
		319,110

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Beverages (0.2%)
Diageo PLC§	9,561	$195,669
Biotechnology (0.0%)
Genus PLC	2,410	39,897
Capital Markets (0.5%)
3i Group PLC	14,899	67,302
Aberdeen Asset Management PLC	709	2,540
Collins Stewart PLC	22,253	25,098
Intermediate Capital Group PLC	15,921	82,514
Man Group PLC§	34,391	130,856
Schroders PLC	14,896	369,959
		678,269
Chemicals (0.4%)
Croda International PLC	11,183	338,807
Filtrona PLC	13,382	78,976
Yule Catto & Co. PLC	10,068	36,756
		454,539
Commercial Banks (2.9%)
Barclays PLC	163,328	670,238
HSBC Holdings PLC§	195,323	1,937,179
Lloyds Banking Group PLC*	169,979	133,617
Royal Bank of Scotland Group PLC*§	122,888	76,037
Standard Chartered PLC	33,487	879,899
		3,696,970
Communications Equipment (0.1%)
Spirent Communications PLC	49,379	118,303
Construction & Engineering (0.2%)
Carillion PLC	30,670	185,201
Interserve PLC	7,096	36,735
		221,936
Containers & Packaging (0.1%)
DS Smith PLC	26,039	105,273
Rexam PLC	7,026	43,209
		148,482
Distributors (0.1%)
Inchcape PLC	11,753	78,947
Diversified Telecommunication Services (0.4%)
BT Group PLC	158,505	514,097

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Electronic Equipment, Instruments & Components (0.3%)
Diploma PLC	12,909	$77,697
Domino Printing Sciences	4,080	44,699
Electrocomponents PLC	16,786	73,437
Premier Farnell PLC	22,915	91,646
TT electronics PLC	23,115	74,498
		361,977
Energy Equipment & Services (0.1%)
Petrofac, Ltd.	6,404	155,775
Food & Staples Retailing (0.4%)
J Sainsbury PLC	47,552	251,973
Tesco PLC	39,089	252,632
		504,605
Food Products (0.3%)
Unilever PLC	12,690	409,584
Health Care Providers & Services (0.0%)
Synergy Health PLC	2,704	39,721
Hotels, Restaurants & Leisure (0.1%)
Compass Group PLC	4,761	45,921
Rank Group PLC	25,848	62,039
		107,960
Household Durables (0.0%)
Persimmon PLC	7,958	61,675
Household Products (0.1%)
Reckitt Benckiser Group PLC	2,260	124,863
Independent Power Producers & Energy Traders (0.2%)
International Power PLC	56,395	291,357
Industrial Conglomerates (0.1%)
Cookson Group PLC	9,184	99,244
Smiths Group PLC	3,104	59,892
		159,136
Insurance (1.2%)
Aviva PLC	47,328	333,247
Legal & General Group PLC	260,213	493,105
Old Mutual PLC	197,007	421,850
Prudential PLC	8,771	101,309
RSA Insurance Group PLC§	66,965	144,890
		1,494,401
IT Services (0.1%)
Computacenter PLC§	12,316	94,909

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Machinery (0.4%)
Fenner PLC§	18,625	$120,294
IMI PLC	14,043	237,478
Melrose PLC	12,741	74,042
Senior PLC	19,935	58,297
		490,111
Media (0.3%)
Euromoney Institutional Investor PLC	5,536	58,052
Pearson PLC	13,527	255,973
Trinity Mirror PLC*	68,091	45,367
		359,392
Metals & Mining (2.8%)
Anglo American PLC	8,303	411,907
BHP Billiton PLC	35,346	1,389,310
Hill & Smith Holdings PLC	8,340	46,562
Kazakhmys PLC	2,757	61,133
Rio Tinto PLC	19,699	1,422,824
Xstrata PLC	12,091	266,392
		3,598,128
Multi-Utilities (0.6%)
Centrica PLC§	132,671	689,105
National Grid PLC	7,500	73,855
		762,960
Multiline Retail (0.2%)
Next PLC	6,385	238,628
Oil, Gas & Consumable Fuels (5.0%)
BG Group PLC§	22,819	518,288
BP PLC	224,215	1,651,407
Royal Dutch Shell PLC A Shares§	66,871	2,380,250
Royal Dutch Shell PLC A Shares	12,651	449,127
Royal Dutch Shell PLC B Shares	41,111	1,467,542
		6,466,614
Paper & Forest Products (0.4%)
Mondi PLC	45,609	454,100
Pharmaceuticals (2.4%)
AstraZeneca PLC	24,001	1,199,975
GlaxoSmithKline PLC	76,520	1,640,660
Shire PLC	9,599	300,222
		3,140,857
Real Estate Investment Trusts (0.0%)
Hammerson PLC	114	882

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Specialty Retail (0.3%)
Kingfisher PLC	41,374	$177,781
WH Smith PLC	19,525	153,638
		331,419
Thrifts & Mortgage Finance (0.1%)
Paragon Group of Cos. PLC	45,025	143,172
Tobacco (0.5%)
British American Tobacco PLC	14,789	648,723
Trading Companies & Distributors (0.0%)
Bunzl PLC	4,102	51,384
Wireless Telecommunication Services (1.0%)
Vodafone Group PLC	481,635	1,277,521
TOTAL UNITED KINGDOM		28,236,073
TOTAL COMMON STOCKS (Cost $126,165,914)		151,979,059
PREFERRED STOCKS (0.6%)
Germany (0.6%)
Automobiles (0.2%)
Porsche Automobil Holding SE	2,009	159,326
Volkswagen AG	265	54,790
		214,116
Household Products (0.4%)
Henkel AG & Co. KGaA§	7,877	547,638
TOTAL GERMANY		761,754
TOTAL PREFERRED STOCKS (Cost $516,562)		761,754
TOTAL LONG STOCK POSITIONS (Cost $126,682,476)		152,740,813
SHORT-TERM INVESTMENTS (9.4%)
State Street Navigator Prime Portfolio, 0.2299%§§	10,662,198	10,662,198
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 07/01/11	$1,375	1,375,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,037,198)		12,037,198
TOTAL INVESTMENTS AT VALUE (128.4%) (Cost $138,719,674)		164,778,011
TOTAL SECURITIES SOLD SHORT (-20.5%) (Proceeds $24,629,246)		(26,328,524)
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.9%)		(10,099,662)
NET ASSETS (100.0%)		$128,349,825

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS (-20.5%)
COMMON STOCKS (-20.5%)
Austria (-0.4%)
Diversified Telecommunication Services (-0.2%)
Telekom Austria AG	(20,280)	$(258,746)
Electric Utilities (-0.1%)
Verbund AG	(2,328)	(101,334)
Metals & Mining (-0.1%)
Randgold Resources, Ltd.	(851)	(71,701)
TOTAL AUSTRIA		(431,781)
Belgium (-0.7%)
Chemicals (-0.2%)
Umicore	(4,425)	(241,300)
Commercial Banks (-0.0%)
Dexia SA*	(2,660)	(8,281)
Diversified Financial Services (-0.2%)
Groupe Bruxelles Lambert SA	(3,529)	(313,438)
Wireless Telecommunication Services (-0.3%)
Mobistar SA	(4,983)	(377,917)
TOTAL BELGIUM		(940,936)
Bermuda (0.0%)
Energy Equipment & Services (-0.0%)
Seadrill, Ltd.	(621)	(21,954)
TOTAL BERMUDA		(21,954)
Denmark (-0.6%)
Chemicals (-0.2%)
Novozymes AS B Shares	(1,829)	(297,941)
Electrical Equipment (-0.1%)
Vestas Wind Systems AS*	(3,656)	(84,850)
Insurance (-0.2%)
Topdanmark AS*	(44)	(8,214)
Tryg AS	(3,679)	(212,400)
		(220,614)
Road & Rail (-0.1%)
DSV AS	(7,686)	(184,457)
TOTAL DENMARK		(787,862)
Finland (-1.3%)
Auto Components (-0.1%)
Nokian Renkaat Oyj	(1,730)	(86,851)
Diversified Financial Services (-0.3%)
Pohjola Bank PLC	(29,037)	(375,552)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Finland
Diversified Telecommunication Services (-0.2%)
Elisa Oyj	(14,474)	$(311,444)
Electric Utilities (-0.2%)
Fortum Oyj	(7,263)	(210,549)
Insurance (-0.2%)
Sampo Oyj A Shares	(7,676)	(247,765)
Metals & Mining (-0.3%)
Rautaruukki Oyj	(16,241)	(367,016)
TOTAL FINLAND		(1,599,177)
France (-4.7%)
Aerospace & Defense (-0.2%)
Thales SA	(5,968)	(256,971)
Automobiles (-0.2%)
Renault SA	(5,241)	(310,886)
Diversified Financial Services (-0.1%)
Eurazeo	(2,636)	(192,191)
Diversified Telecommunication Services (-0.3%)
Iliad SA	(3,146)	(422,101)
Electric Utilities (-0.0%)
Electricite de France	(1,282)	(50,250)
Food & Staples Retailing (-0.2%)
Casino Guichard Perrachon SA	(2,207)	(207,967)
Health Care Equipment & Supplies (-0.2%)
BioMerieux	(455)	(52,773)
Cie Generale d'Optique Essilor International SA	(3,123)	(253,344)
		(306,117)
Hotels, Restaurants & Leisure (-0.4%)
Accor SA	(6,568)	(293,775)
Sodexo	(2,447)	(191,643)
		(485,418)
Media (-0.7%)
Eutelsat Communications	(7,884)	(354,868)
JC Decaux SA*	(11,887)	(381,366)
Lagardere SCA	(760)	(32,155)
Societe Television Francaise 1	(4,556)	(83,092)
		(851,481)
Personal Products (-0.1%)
L'Oreal SA	(620)	(80,443)
Professional Services (-0.3%)
Bureau Veritas SA	(4,037)	(340,840)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
France
Real Estate Investment Trusts (-1.0%)
Gecina SA	(2,804)	$(391,700)
ICADE	(3,055)	(376,254)
Klepierre	(8,459)	(349,188)
Unibail-Rodamco SE	(824)	(190,346)
		(1,307,488)
Software (-0.3%)
Dassault Systemes SA	(4,301)	(365,683)
Textiles, Apparel & Luxury Goods (-0.2%)
Hermes International	(945)	(279,030)
Transportation Infrastructure (-0.5%)
Aeroports de Paris	(3,938)	(370,227)
Groupe Eurotunnel SA	(21,650)	(242,211)
		(612,438)
TOTAL FRANCE		(6,069,304)
Germany (-0.8%)
Metals & Mining (-0.4%)
Salzgitter AG	(3,637)	(277,250)
ThyssenKrupp AG	(5,263)	(273,397)
		(550,647)
Personal Products (-0.2%)
Beiersdorf AG	(3,583)	(232,745)
Textiles, Apparel & Luxury Goods (-0.2%)
Puma AG Rudolf Dassler Sport	(844)	(266,749)
TOTAL GERMANY		(1,050,141)
Italy (-0.7%)
Capital Markets (-0.2%)
Mediobanca SpA	(32,347)	(327,511)
Electric Utilities (-0.2%)
Terna Rete Elettrica Nazionale SpA	(49,999)	(232,425)
Energy Equipment & Services (-0.2%)
Saipem SpA	(4,802)	(247,925)
Multi-Utilities (-0.0%)
A2A SpA	(20,691)	(32,221)
Oil, Gas & Consumable Fuels (-0.1%)
Saras SpA*	(32,007)	(68,148)
TOTAL ITALY		(908,230)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan (-5.6%)
Air Freight & Logistics (-0.0%)
Kintetsu World Express, Inc.	(700)	$(22,916)
Yusen Air & Sea Service Co., Ltd.	(1,400)	(23,236)
		(46,152)
Auto Components (-0.2%)
FCC Co., Ltd.	(800)	(19,130)
Futaba Industrial Co., Ltd.	(2,700)	(19,687)
Kanto Auto Works, Ltd.	(1,500)	(13,693)
Keihin Corp.	(700)	(14,767)
Mitsuba Corp.	(2,000)	(18,516)
Musashi Seimitsu Industry Co., Ltd.	(700)	(18,394)
Nifco, Inc.	(700)	(18,461)
Nissan Shatai Co., Ltd.	(3,000)	(23,091)
Nissin Kogyo Co., Ltd.	(1,100)	(19,820)
Press Kogyo Co., Ltd.	(5,000)	(25,280)
Showa Corp.*	(2,200)	(15,779)
Stanley Electric Co., Ltd.	(800)	(13,999)
T RAD Co., Ltd.	(7,000)	(33,719)
Tachi-S Co., Ltd.	(500)	(9,243)
Teikoku Piston Ring Co., Ltd.	(2,300)	(27,645)
Toyoda Gosei Co., Ltd.	(900)	(20,374)
		(311,598)
Beverages (-0.0%)
Coca-Cola West Co., Ltd.	(900)	(17,190)
Ito En, Ltd.	(400)	(7,061)
Sapporo Holdings, Ltd.	(5,000)	(20,489)
		(44,740)
Building Products (-0.2%)
Aica Kogyo Co., Ltd.	(2,000)	(27,309)
Bunka Shutter Co., Ltd.	(4,000)	(11,018)
Central Glass Co., Ltd.	(5,000)	(23,932)
Nichias Corp.	(2,000)	(11,778)
Nitto Boseki Co., Ltd.	(4,000)	(9,968)
Noritz Corp.	(1,100)	(20,187)
Sankyo-Tateyama Holdings, Inc.*	(15,000)	(22,039)
Sanwa Holdings Corp.	(5,000)	(17,406)
Sekisui Jushi Corp.	(2,000)	(20,358)
TOTO, Ltd.	(5,000)	(38,793)
		(202,788)
Capital Markets (-0.1%)
Jafco Co., Ltd.	(800)	(19,999)
Marusan Securities Co., Ltd.	(2,900)	(11,816)
Mizuho Investors Securities Co., Ltd.	(27,000)	(24,532)
SBI Holdings, Inc.	(234)	(21,677)
		(78,024)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Chemicals (-0.3%)
Achilles Corp.	(8,000)	$(11,125)
Kansai Paint Co., Ltd.	(3,000)	(27,247)
KUREHA Corp.	(3,000)	(14,675)
Lintec Corp.	(600)	(16,875)
Nihon Parkerizing Co., Ltd.	(2,000)	(30,350)
Nippon Paint Co., Ltd.	(3,000)	(23,927)
Nippon Shokubai Co., Ltd.	(2,000)	(24,324)
NOF Corp.	(5,000)	(21,865)
Sanyo Chemical Industries, Ltd.	(1,000)	(7,894)
Sumitomo Seika Chemicals Co., Ltd.	(2,000)	(11,087)
T Hasegawa Co., Ltd.	(1,000)	(15,520)
Taiyo Ink Manufacturing Co., Ltd.	(600)	(17,756)
Taiyo Nippon Sanso Corp.	(3,000)	(23,816)
Takiron Co., Ltd.	(2,000)	(7,231)
Tenma Corp.	(1,400)	(13,986)
Toagosei Co., Ltd.	(4,000)	(20,084)
Tokai Carbon Co., Ltd.	(3,000)	(16,717)
Tokuyama Corp.	(3,000)	(15,062)
Tokyo Ohka Kogyo Co., Ltd.	(1,100)	(23,620)
		(343,161)
Commercial Banks (-0.5%)
Bank of the Ryukyus, Ltd.	(2,500)	(31,634)
Kiyo Holdings, Inc.	(17,000)	(23,017)
Mizuho Trust & Banking Co., Ltd.	(8,700)	(7,684)
Seven Bank, Ltd.	(15)	(29,879)
Shinsei Bank, Ltd.	(15,000)	(14,956)
Suruga Bank, Ltd.	(3,000)	(26,073)
The 77 Bank, Ltd.	(6,000)	(26,096)
The Aichi Bank, Ltd.	(400)	(21,992)
The Awa Bank, Ltd.	(4,000)	(24,832)
The Bank of Kyoto, Ltd.	(5,000)	(45,891)
The Bank of Okinawa, Ltd.	(600)	(25,693)
The Chugoku Bank, Ltd.	(4,000)	(49,331)
The Chukyo Bank, Ltd.	(5,000)	(11,423)
The Fukushima Bank, Ltd.*	(33,000)	(15,991)
The Higashi-Nippon Bank, Ltd.	(6,000)	(12,147)
The Hyakujushi Bank, Ltd.	(7,000)	(24,970)
The Iyo Bank, Ltd.	(4,000)	(36,708)
The Kagoshima Bank, Ltd.	(2,000)	(12,993)
The Nanto Bank, Ltd.	(6,000)	(30,424)
The San-In Godo Bank, Ltd.	(3,000)	(21,455)
The Shiga Bank, Ltd.	(3,000)	(17,025)
The Shizuoka Bank, Ltd.	(1,000)	(9,166)
The Tokyo Tomin Bank, Ltd.	(1,800)	(22,413)
The Tsukuba Bank, Ltd.	(7,500)	(23,135)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Commercial Banks
The Yamagata Bank, Ltd.	(6,000)	$(28,545)
The Yamanashi Chuo Bank, Ltd.	(2,000)	(8,450)
		(601,923)
Commercial Services & Supplies (-0.0%)
Moshi Moshi Hotline, Inc.	(1,100)	(17,826)
Park24 Co., Ltd.	(1,500)	(15,545)
Pilot Corp.	(10)	(19,598)
		(52,969)
Communications Equipment (-0.1%)
Hitachi Kokusai Electric, Inc.	(3,000)	(24,853)
Icom, Inc.	(800)	(20,522)
NEC Mobiling, Ltd.	(500)	(16,833)
		(62,208)
Computers & Peripherals (-0.0%)
Eizo Nanao Corp.	(400)	(7,530)
Japan Digital Laboratory Co., Ltd.	(2,200)	(25,936)
Roland DG Corp.	(1,300)	(17,472)
		(50,938)
Construction & Engineering (-0.3%)
Chiyoda Corp.	(4,000)	(45,962)
Chudenko Corp.	(2,700)	(31,664)
COMSYS Holdings Corp.	(2,000)	(19,993)
Kinden Corp.	(1,166)	(9,945)
Maeda Road Construction Co., Ltd.	(3,000)	(29,101)
NEC Networks & System Integration Corp.	(2,400)	(33,459)
Nippon Densetsu Kogyo Co., Ltd.	(2,000)	(21,238)
SHO-BOND Holdings Co., Ltd.	(800)	(19,238)
Taihei Dengyo Kaisha, Ltd.	(3,000)	(22,546)
Taikisha, Ltd.	(1,900)	(37,595)
Toshiba Plant Systems & Services Corp.	(2,000)	(23,566)
Toyo Engineering Corp.	(4,000)	(15,881)
Yurtec Corp.	(3,000)	(14,781)
		(324,969)
Consumer Finance (-0.0%)
Aeon Credit Service Co., Ltd.	(1,900)	(25,942)
Hitachi Capital Corp.	(1,200)	(16,224)
		(42,166)
Containers & Packaging (-0.0%)
FP Corp.	(300)	(18,546)
Rengo Co., Ltd.	(4,000)	(26,349)
		(44,895)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Distributors (-0.0%)
Doshisha Co., Ltd.	(400)	$(10,475)
Diversified Consumer Services (-0.0%)
Benesse Holdings, Inc.	(700)	(29,978)
Diversified Financial Services (-0.1%)
IBJ Leasing Co., Ltd.	(900)	(21,906)
Japan Securities Finance Co., Ltd.	(2,800)	(17,081)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(640)	(24,691)
		(63,678)
Electric Utilities (-0.0%)
Shikoku Electric Power Co., Inc.	(300)	(6,791)
The Okinawa Electric Power Co., Inc.	(500)	(22,614)
Tohoku Electric Power Co., Inc.	(900)	(12,947)
		(42,352)
Electrical Equipment (-0.1%)
Cosel Co., Ltd.	(1,400)	(24,225)
Futaba Corp.	(900)	(16,521)
Hitachi Cable, Ltd.	(8,000)	(19,707)
Mabuchi Motor Co., Ltd.	(400)	(20,123)
Nippon Signal Co., Ltd.	(2,000)	(15,380)
Nitto Kogyo Corp.	(1,700)	(20,044)
Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	(4,000)	(19,095)
Ushio, Inc.	(800)	(15,768)
		(150,863)
Electronic Equipment, Instruments & Components (-0.3%)
Canon Electronics, Inc.	(300)	(8,168)
CMK Corp.*	(6,900)	(23,028)
Hamamatsu Photonics KK	(1,100)	(47,410)
Hirose Electric Co., Ltd.	(441)	(45,064)
Koa Corp.	(2,000)	(23,410)
Macnica, Inc.	(1,000)	(22,705)
Nichicon Corp.	(1,800)	(29,717)
Nippon Chemi-Con Corp.	(4,000)	(25,069)
Osaki Electric Co., Ltd.	(2,000)	(20,219)
Shimadzu Corp.	(3,000)	(27,391)
Star Micronics Co. Ltd.	(2,000)	(23,618)
Toyo Corp.	(1,600)	(17,323)
Yamatake Corp.	(400)	(8,892)
Yokogawa Electric Corp.*	(3,600)	(30,629)
		(352,643)
Energy Equipment & Services (-0.0%)
Shinko Plantech Co., Ltd.	(2,100)	(22,627)
Toyo Kanetsu KK	(6,000)	(14,792)
		(37,419)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Food & Staples Retailing (-0.2%)
Circle K Sunkus Co., Ltd.	(800)	$(12,444)
FamilyMart Co., Ltd.	(700)	(25,621)
Heiwado Co., Ltd.	(1,700)	(21,032)
Lawson, Inc.	(600)	(31,377)
Ministop Co., Ltd.	(1,500)	(26,985)
Sugi Holdings Co., Ltd.	(1,400)	(36,423)
Sundrug Co., Ltd.	(1,100)	(34,800)
Tsuruha Holdings, Inc.	(400)	(19,075)
Yaoko Co., Ltd.	(800)	(25,038)
		(232,795)
Food Products (-0.2%)
Dydo Drinco, Inc.	(600)	(22,198)
Hokuto Corp.	(800)	(17,502)
Itoham Foods, Inc.	(5,000)	(20,266)
Kikkoman Corp.	(2,000)	(21,011)
Nichirei Corp.	(3,000)	(12,776)
Nisshin Seifun Group, Inc.	(2,000)	(24,919)
QP Corp.	(2,500)	(31,707)
Sakata Seed Corp.	(2,400)	(34,892)
Toyo Suisan Kaisha, Ltd.	(2,000)	(47,166)
Yakult Honsha Co., Ltd.	(1,200)	(34,603)
Yamazaki Baking Co., Ltd.	(3,224)	(43,030)
		(310,070)
Gas Utilities (-0.1%)
Shizuoka Gas Co., Ltd.	(3,500)	(19,749)
Toho Gas Co., Ltd.	(7,000)	(37,761)
		(57,510)
Health Care Equipment & Supplies (-0.1%)
Hitachi Medical Corp.	(2,000)	(22,329)
Nihon Kohden Corp.	(1,000)	(24,820)
Olympus Corp.	(700)	(23,545)
Sysmex Corp.	(600)	(22,496)
		(93,190)
Health Care Providers & Services (-0.1%)
BML, Inc.	(500)	(12,610)
Miraca Holdings, Inc.	(1,000)	(40,389)
Nichii Gakkan Co.	(2,600)	(23,028)
		(76,027)
Hotels, Restaurants & Leisure (-0.1%)
HIS Co., Ltd.	(900)	(22,169)
Kisoji Co., Ltd.	(800)	(16,540)
Kura Corp.	(1,400)	(18,153)
Oriental Land Co. Japan, Ltd.	(600)	(50,736)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Hotels, Restaurants & Leisure
Plenus Co., Ltd.	(2,000)	$(32,106)
Saizeriya Co., Ltd.	(1,000)	(18,944)
		(158,648)
Household Durables (-0.1%)
Alpine Electronics, Inc.	(1,600)	(22,097)
Cleanup Corp.	(2,800)	(17,259)
Funai Electric Co., Ltd.	(200)	(5,262)
Pioneer Corp.*	(5,600)	(25,052)
Rinnai Corp.	(500)	(35,993)
Takamatsu Construction Group Co., Ltd.	(700)	(9,918)
Touei Housing Corp.	(1,000)	(12,125)
		(127,706)
Household Products (-0.1%)
Pigeon Corp.	(1,000)	(32,765)
Unicharm Corp.	(900)	(39,197)
		(71,962)
Internet & Catalog Retail (-0.0%)
ASKUL Corp.	(1,300)	(21,176)
Internet Software & Services (-0.0%)
Kakaku.com, Inc.	(3)	(21,029)
Macromill, Inc.	(2,300)	(23,698)
		(44,727)
IT Services (-0.1%)
Information Services International-Dentsu, Ltd.	(2,300)	(14,135)
NET One Systems Co., Ltd.	(14)	(26,849)
TKC	(800)	(18,203)
		(59,187)
Leisure Equipment & Products (-0.1%)
Mars Engineering Corp.	(1,500)	(23,492)
Nidec Copal Corp.	(1,300)	(15,904)
Shimano, Inc.	(800)	(43,872)
Tamron Co., Ltd.	(1,100)	(26,312)
		(109,580)
Machinery (-0.4%)
Aichi Corp.	(4,000)	(19,989)
Daiwa Industries, Ltd.	(3,000)	(14,323)
Fujitec Co., Ltd.	(2,000)	(11,510)
Furukawa Co., Ltd.*	(21,000)	(21,403)
Glory, Ltd.	(700)	(15,717)
Hino Motors, Ltd.	(6,000)	(34,927)
Hosokawa Micron Corp.	(5,000)	(24,254)
Kitz Corp.	(3,000)	(17,466)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Machinery
Kurita Water Industries, Ltd.	(700)	$(20,817)
Makino Milling Machine Co., Ltd.	(1,000)	(9,277)
Miura Co., Ltd.	(700)	(20,228)
Nachi-Fujikoshi Corp.	(5,000)	(29,592)
NGK Insulators, Ltd.	(1,000)	(18,571)
Nitta Corp.	(1,300)	(25,407)
Noritake Co., Ltd.	(4,000)	(15,775)
OSG Corp.	(1,800)	(25,041)
Ryobi, Ltd.	(6,000)	(26,922)
Shima Seiki Manufacturing, Ltd.	(900)	(23,242)
Sintokogio, Ltd.	(2,400)	(24,562)
Tadano, Ltd.	(4,000)	(24,157)
Takuma Co., Ltd.*	(2,000)	(10,122)
The Japan Steel Works, Ltd.	(1,000)	(6,833)
THK Co., Ltd.	(400)	(10,190)
Tocalo Co., Ltd.	(1,100)	(27,090)
Toshiba Machine Co., Ltd.	(4,000)	(21,788)
Tsukishima Kikai Co., Ltd.	(2,000)	(17,373)
Union Tool Co.	(900)	(19,495)
		(536,071)
Marine (-0.0%)
Inui Steamship Co., Ltd.	(5,700)	(28,183)
Media (-0.1%)
Asatsu-DK, Inc.	(1,000)	(26,142)
Gakken Co., Ltd.	(10,000)	(18,116)
Toho Co., Ltd.	(1,400)	(23,173)
		(67,431)
Metals & Mining (-0.2%)
Aichi Steel Corp.	(1,000)	(6,830)
Furukawa-Sky Aluminum Corp.	(4,000)	(14,291)
Maruichi Steel Tube, Ltd.	(1,400)	(34,598)
Neturen Co., Ltd.	(1,400)	(11,798)
Nippon Yakin Kogyo Co., Ltd.*	(10,500)	(28,261)
Nisshin Steel Co., Ltd.	(10,000)	(19,065)
Osaka Steel Co., Ltd.	(1,100)	(21,802)
OSAKA Titanium Technologies Co., Ltd.	(300)	(21,900)
Sanyo Special Steel Co., Ltd.	(3,000)	(18,991)
Tokyo Steel Manufacturing Co., Ltd.	(1,600)	(16,842)
Topy Industries, Ltd.	(9,000)	(25,558)
Toyo Kohan Co., Ltd.	(4,000)	(18,542)
Yamato Kogyo Co., Ltd.	(900)	(27,939)
		(266,417)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Multiline Retail (-0.1%)
Don Quijote Co., Ltd.	(700)	$(24,266)
Fuji Co., Ltd.	(1,600)	(32,981)
H2O Retailing Corp.	(2,000)	(15,499)
Isetan Mitsukoshi Holdings, Ltd.	(1,400)	(13,672)
Izumi Co., Ltd.	(1,200)	(17,959)
Marui Group Co., Ltd.	(3,304)	(25,014)
Takashimaya Co., Ltd.	(5,000)	(34,386)
		(163,777)
Oil, Gas & Consumable Fuels (-0.1%)
Japan Petroleum Exploration Co.	(1,000)	(46,799)
Kanto Natural Gas Development, Ltd.	(3,000)	(17,162)
Nippon Gas Co., Ltd.	(1,500)	(20,506)
Showa Shell Sekiyu KK	(3,300)	(30,552)
		(115,019)
Paper & Forest Products (-0.1%)
Daiken Corp.	(7,000)	(21,860)
Daio Paper Corp.	(2,000)	(15,937)
Hokuetsu Kishu Paper Co., Ltd.	(4,500)	(27,457)
Mitsubishi Paper Mills, Ltd.*	(24,000)	(24,749)
Nippon Paper Group, Inc.	(1,600)	(35,390)
OJI Paper Co., Ltd.	(8,000)	(38,248)
		(163,641)
Personal Products (-0.1%)
Fancl Corp.	(1,500)	(20,363)
Kobayashi Pharmaceutical Co., Ltd.	(700)	(35,071)
Kose Corp.	(1,200)	(31,076)
Mandom Corp.	(700)	(19,181)
Milbon Co., Ltd.	(770)	(22,817)
		(128,508)
Pharmaceuticals (-0.2%)
Chugai Pharmaceutical Co., Ltd.	(1,900)	(31,057)
Hisamitsu Pharmaceutical Co., Inc.	(800)	(33,973)
Kissei Pharmaceutical Co., Ltd.	(1,000)	(19,410)
Nippon Shinyaku Co., Ltd.	(2,000)	(25,405)
Rohto Pharmaceutical Co., Ltd.	(1,000)	(11,344)
Santen Pharmaceutical Co., Ltd.	(1,019)	(41,180)
Taisho Pharmaceutical Co., Ltd.	(1,339)	(30,071)
Torii Pharmaceutical Co., Ltd.	(1,000)	(18,816)
Towa Pharmaceutical Co., Ltd.	(400)	(24,053)
Tsumura & Co.	(1,400)	(44,615)
		(279,924)
Professional Services (-0.0%)
Meitec Corp.	(1,300)	(28,332)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Real Estate Management & Development (-0.1%)
Aeon Mall Co., Ltd.	(1,068)	$(25,790)
Daibiru Corp.	(2,700)	(20,632)
Goldcrest Co., Ltd.	(730)	(15,135)
Iida Home Max	(2,400)	(20,928)
NTT Urban Development Corp.	(24)	(20,523)
Shoei Co., Ltd./Chiyoda-ku	(1,800)	(16,190)
TOC Co., Ltd.	(4,700)	(21,103)
		(140,301)
Road & Rail (-0.1%)
Keihin Electric Express Railway Co., Ltd.	(5,983)	(43,007)
Keio Corp.	(5,000)	(27,491)
Keisei Electric Railway Co., Ltd.	(6,000)	(35,396)
Nippon Konpo Unyu Soko Co., Ltd.	(1,000)	(10,614)
Nishi-Nippon Railroad Co., Ltd.	(4,000)	(17,158)
Odakyu Electric Railway Co., Ltd.	(3,000)	(23,745)
		(157,411)
Semiconductors & Semiconductor Equipment (-0.1%)
Advantest Corp.	(2,100)	(38,538)
Mitsui High-Tec, Inc.	(1,900)	(9,626)
Sanken Electric Co., Ltd.	(2,000)	(11,761)
Shibaura Mechatronics Corp.	(6,000)	(23,779)
Shinkawa, Ltd.	(1,900)	(15,362)
ULVAC, Inc.*	(600)	(14,726)
		(113,792)
Software (-0.1%)
Capcom Co., Ltd.	(1,000)	(22,996)
Fuji Soft, Inc.	(800)	(11,689)
NSD Co., Ltd.	(1,600)	(13,412)
Oracle Corp.	(500)	(21,721)
Square Enix Co., Ltd.	(1,100)	(19,735)
Trend Micro, Inc.	(500)	(15,485)
		(105,038)
Specialty Retail (-0.2%)
ABC-Mart, Inc.	(800)	(32,342)
Komeri Co., Ltd.	(1,000)	(27,180)
Nishimatsuya Chain Co., Ltd.	(2,500)	(20,591)
Nitori Co., Ltd.	(444)	(42,007)
Point, Inc.	(300)	(13,023)
Sanrio Co. Ltd.	(800)	(31,103)
Shimachu Co., Ltd.	(900)	(21,903)
Shimamura Co., Ltd.	(300)	(28,508)
Tsutsumi Jewelry Co., Ltd.	(600)	(14,365)
USS Co., Ltd.	(379)	(29,308)
		(260,330)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Textiles, Apparel & Luxury Goods (-0.1%)
Asics Corp.	(2,051)	$(30,517)
Wacoal Holdings Corp.	(2,000)	(24,892)
		(55,409)
Trading Companies & Distributors (-0.1%)
Hanwa Co., Ltd.	(4,000)	(17,642)
Kanematsu Corp.*	(14,000)	(13,755)
MISUMI Corp.	(900)	(23,254)
Shinsho Corp.	(4,000)	(9,613)
Trusco Nakayama Corp.	(1,400)	(27,320)
Yamazen Corp.	(1,700)	(12,005)
Yuasa Trading Co., Ltd.	(21,000)	(32,935)
		(136,524)
Transportation Infrastructure (-0.1%)
Japan Airport Terminal Co., Ltd.	(1,900)	(22,059)
Kamigumi Co., Ltd.	(3,964)	(36,930)
Mitsubishi Logistics Corp.	(2,000)	(22,428)
Mitsui-Soko Co., Ltd.	(5,000)	(19,555)
The Sumitomo Warehouse Co., Ltd.	(2,000)	(9,034)
		(110,006)
TOTAL JAPAN		(7,112,631)
Luxembourg (-0.2%)
Energy Equipment & Services (-0.1%)
Tenaris SA	(4,852)	(110,889)
Wireless Telecommunication Services (-0.1%)
Millicom International Cellular SA	(1,628)	(170,974)
TOTAL LUXEMBOURG		(281,863)
Netherlands (-1.8%)
Air Freight & Logistics (-0.2%)
TNT Express NV*	(13,260)	(137,497)
TNT NV	(13,260)	(112,340)
		(249,837)
Energy Equipment & Services (-0.3%)
Fugro NV	(4,110)	(295,972)
SBM Offshore NV	(6,270)	(165,748)
		(461,720)
Media (-0.5%)
Reed Elsevier NV	(23,707)	(318,407)
Wolters Kluwer NV	(14,039)	(311,188)
		(629,595)
Professional Services (-0.2%)
Randstad Holding NV	(5,493)	(253,932)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Netherlands
Real Estate Investment Trusts (-0.3%)
Corio NV	(5,723)	$(378,938)
Transportation Infrastructure (-0.3%)
Koninklijke Vopak NV	(7,392)	(361,941)
TOTAL NETHERLANDS		(2,335,963)
Spain (-0.3%)
Electric Utilities (-0.2%)
Red Electrica Corp. SA	(5,686)	(342,937)
Independent Power Producers & Energy Traders (-0.1%)
EDP Renovaveis SA*	(12,985)	(85,639)
TOTAL SPAIN		(428,576)
Sweden (-0.6%)
Commercial Banks (-0.3%)
Nordea Bank AB	(6,627)	(71,345)
Skandinaviska Enskilda Banken AB A Shares	(19,141)	(156,881)
Swedbank AB A Shares	(5,423)	(91,412)
		(319,638)
Diversified Financial Services (-0.2%)
Kinnevik Investment AB	(11,185)	(249,037)
Household Durables (-0.0%)
Husqvarna AB B Shares	(4,363)	(28,978)
Metals & Mining (-0.1%)
SSAB AB A Shares	(10,460)	(156,646)
Paper & Forest Products (-0.0%)
Holmen AB B Shares	(538)	(16,817)
TOTAL SWEDEN		(771,116)
Switzerland (-1.4%)
Biotechnology (-0.1%)
Actelion, Ltd.*	(1,592)	(78,439)
Electric Utilities (-0.1%)
BKW FMB Energie AG	(2,228)	(137,049)
Food Products (-0.3%)
Aryzta AG	(6,589)	(353,356)
Health Care Equipment & Supplies (-0.3%)
Nobel Biocare Holding AG*	(6,244)	(127,140)
Sonova Holding AG*	(348)	(32,444)
Straumann Holding AG	(663)	(159,649)
Synthes, Inc.	(307)	(53,986)
		(373,219)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Switzerland
Insurance (-0.2%)
Swiss Life Holding AG*	(1,790)	$(293,127)
Marine (-0.2%)
Kuehne + Nagel International AG	(1,234)	(187,197)
Professional Services (-0.2%)
Adecco SA*	(4,857)	(311,285)
Textiles, Apparel & Luxury Goods (-0.0%)
Cie Financiere Richemont SA Class A	(390)	(25,520)
TOTAL SWITZERLAND		(1,759,192)
United Kingdom (-1.4%)
Aerospace & Defense (-0.0%)
Cobham PLC	(16,984)	(57,660)
Food & Staples Retailing (-0.1%)
WM Morrison Supermarkets PLC	(42,076)	(201,311)
Hotels, Restaurants & Leisure (-0.1%)
Carnival PLC	(796)	(30,853)
Thomas Cook Group PLC	(18,473)	(39,489)
		(70,342)
Household Durables (-0.2%)
Berkeley Group Holdings PLC*	(16,298)	(337,208)
Independent Power Producers & Energy Traders (-0.1%)
Drax Group PLC	(8,303)	(67,099)
Insurance (-0.1%)
Admiral Group PLC	(2,922)	(77,947)
Internet & Catalog Retail (-0.0%)
Home Retail Group PLC	(15,455)	(40,641)
Machinery (-0.1%)
Invensys PLC	(13,872)	(71,776)
Media (-0.2%)
Reed Elsevier PLC	(31,139)	(283,588)
Oil, Gas & Consumable Fuels (-0.1%)
Tullow Oil PLC	(4,030)	(80,279)
Professional Services (-0.1%)
The Capita Group PLC	(13,685)	(157,226)
Road & Rail (-0.0%)
Firstgroup PLC	(9,292)	(50,905)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
United Kingdom
Software (-0.1%)
Autonomy Corp. PLC*	(3,403)	$(93,244)
The Sage Group PLC	(16,996)	(78,820)
		(172,064)
Textiles, Apparel & Luxury Goods (-0.1%)
Burberry Group PLC	(3,708)	(86,255)
Water Utilities (-0.1%)
United Utilities Group PLC	(7,847)	(75,497)
TOTAL UNITED KINGDOM		(1,829,798)
TOTAL COMMON STOCKS (Proceeds $24,629,246)		(26,328,524)
TOTAL SECURITIES SOLD SHORT (Proceeds $24,629,246)		$(26,328,524)

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at June 30, 2011.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Statement of Assets and Liabilities
June 30, 2011 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $10,662,198 (Cost $138,719,674)(Note 2)	$164,778,011[1]
Cash	412
Foreign currency at value (cost $454,738)	455,751
Cash segregated at brokers for short sales	26,727,344
Dividend and interest receivable	373,426
Receivable for portfolio shares sold	142,764
Receivable for investments sold	5,852
Prepaid expenses and other assets	12,114
Total Assets	192,495,674
Liabilities
Advisory fee payable (Note 3)	73,760
Administrative services fee payable (Note 3)	48,938
Payable upon return of securities loaned (Note 2)	37,389,542
Securities sold short, at value (Proceeds $24,629,246)(Note 2)	26,328,524
Payable for portfolio shares redeemed	164,960
Dividend expense payable on securities sold short	44,299
Trustees' fee payable	2,880
Other accrued expenses payable	92,946
Total Liabilities	64,145,849
Net Assets
Capital stock, $.001 par value (Note 6)	18,636
Paid-in capital (Note 6)	113,086,155
Undistributed net investment income	5,203,692
Accumulated net realized loss on investments, short sales and foreign currency transactions	(14,334,233)
Net unrealized appreciation from investments, short sales and foreign currency translations	24,375,575
Net Assets	$128,349,825
Shares outstanding	18,635,636
Net asset value, offering price and redemption price per share	$6.89

1  Including $36,818,647 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Statement of Operations
For the Six Months Ended June 30, 2011 (unaudited)

Investment Income (Note 2)
Dividends	$4,150,141
Interest	34
Securities lending	177,893
Foreign taxes withheld	(412,237)
Total investment income	3,915,831
Expenses
Investment advisory fees (Note 3)	643,546
Administrative services fees (Note 3)	136,475
Dividend expense for securities sold short	568,007
Custodian fees	139,441
Short sales expense	74,522
Printing fees (Note 3)	35,243
Audit and tax fees	25,000
Trustees' fees	20,098
Transfer agent fees	15,198
Legal fees	14,965
Insurance expense	4,167
Commitment fees (Note 4)	300
Miscellaneous expense	8,454
Total expenses	1,685,416
Less: fees waived (Note 3)	(183,524)
Net expenses	1,501,892
Net investment income	2,413,939
Net Realized and Unrealized Gain (Loss) from Investments, Short Sales and Foreign Currency Related Items
Net realized gain from investments	6,939,317
Net realized loss from short sales	(2,308,054)
Net realized loss from foreign currency transactions	(9,414)
Net change in unrealized appreciation (depreciation) from investments	(1,282,472)
Net change in unrealized appreciation (depreciation) from short sales	465,315
Net change in unrealized appreciation (depreciation) from foreign currency translations	4,086
Net realized and unrealized gain from investments, short sales and foreign currency related items	3,808,778
Net increase in net assets resulting from operations	$6,222,717

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
From Operations
Net investment income	$2,413,939	$2,425,247
Net realized gain from investments, short sales and foreign currency transactions	4,621,849	5,496,797
Net change in unrealized appreciation (depreciation) from investments, short sales and foreign currency translations	(813,071)	5,851,907
Net increase in net assets resulting from operations	6,222,717	13,773,951
From Dividends
Dividends from net investment income	(100,167)	(119,025)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	9,803,995	16,551,125
Reinvestment of dividends	100,167	119,025
Net asset value of shares redeemed	(16,425,280)	(32,096,551)
Net decrease in net assets from capital share transactions	(6,521,118)	(15,426,401)
Net decrease in net assets	(398,568)	(1,771,475)
Net Assets
Beginning of period	128,748,393	130,519,868
End of period	$128,349,825	$128,748,393
Undistributed net investment income	$5,203,692	$2,889,920

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Statement of Cash Flows
For the Six Months Ended June 30, 2011 (unaudited)

Cash Flows from Operating Activities
Dividends, interest and securities lending income received	$3,758,216
Gain received from litigation	9,178
Operating expenses paid	(955,267)
Dividend expense paid on securities sold short	(542,816)
Purchases of long-term securities	(41,489,008)
Proceeds from sales of long-term securities	54,646,442
Purchases to cover securities sold short	(32,713,724)
Proceeds from securities sold short	24,785,565
Purchases of short-term securities, net	(477,000)
Net cash provided by operating activities		$7,021,586
Cash Flows from Financing Activities
Proceeds from sale of shares	9,700,265
Cost of shares redeemed	(16,309,428)
Net cash used by financing activities		(6,609,163)
Effect of exchange rate on cash		(5,328)
Net increase in cash		407,095
Cash — beginning of period		49,068
Cash — end of period		$456,163
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$6,222,717
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Change in dividends and interest receivable	$(157,615)
Change in accrued expenses	(42,509)
Change in prepaid expenses and other assets	(4,007)
Change in advisory fee payable	25,134
Change in dividend expense payable on securities sold short	25,191
Purchases of long-term securities	(41,489,008)
Proceeds from sales of long-term securities	54,646,442
Purchases to cover securities sold short	(32,713,724)
Proceeds from securities sold short	24,785,565
Purchases of short-term securities, net	(477,000)
Net change in unrealized depreciation from investments, short sales and foreign currency translations	813,071
Net realized gain from investments, short sales and foreign currency transactions	(4,612,671)
Total adjustments		798,869
Net cash provided by operating activities		$7,021,586
Non-Cash Activity:
Dividend reinvestments		$100,167

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2011	For the Year Ended December 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$6.57	$5.86	$4.08	$23.58	$21.85	$16.82
INVESTMENT OPERATIONS
Net investment income	0.14	0.12	0.08	0.25	0.37	0.21
Net gain (loss) on investments, short sales and foreign currency related items (both realized and unrealized)	0.19	0.60	2.01	(10.11)[1]	5.58	5.19
Total from investment operations	0.33	0.72	2.09	(9.86)	5.95	5.40
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.01)	(0.01)	(0.13)	(0.34)	(0.37)	(0.11)
Distributions from net realized gains	—	—	(0.18)	(9.30)	(3.85)	(0.26)
Total dividends and distributions	(0.01)	(0.01)	(0.31)	(9.64)	(4.22)	(0.37)
Net asset value, end of period	$6.89	$6.57	$5.86	$4.08	$23.58	$21.85
Total return[2]	4.95%	12.23%	51.62%	(54.80)%	29.44%	32.51%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$128,350	$128,748	$130,520	$53,245	$179,817	$242,319
Ratio of expenses to average net assets	2.33%[3]	1.99%	1.14%	1.04%	1.30%	1.36%
Ratio of expenses to average net assets excluding short sales dividend expense	1.45%[3]	1.35%	1.08%	—%	—%	—%
Ratio of net investment income to average net assets	3.75%[3]	1.99%	1.57%	1.40%	0.94%	1.11%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%[3]	0.44%	0.40%	0.25%	0.15%	0.23%
Portfolio turnover rate	38%	213%	196%	61%	62%	80%

1  The investment adviser fully reimbursed the Portfolio for a loss on a transaction not meeting the Portfolio's investment guidelines, which otherwise would have reduced the amount by $0.01.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements
June 30, 2011 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers three managed investment portfolios of which one, the International Equity Flex III Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective May 1, 2009, the name of the Portfolio was changed from Emerging Markets Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign stock exchanges and the close of the Exchange, the Portfolio may utilize a fair valuation service provided by an independent third party which has been approved by the Board of Trustees. Securities priced using this fair valuation model are generally categorized as Level 2. When fair value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments In Securities
Common Stocks
Asia	$3,680,396	$—	$—	$3,680,396
Australia	353,447	8,238,685	—	8,592,132
Austria	—	1,671,276	—	1,671,276
Belgium	—	2,615,231	—	2,615,231
Bermuda	—	273,886	—	273,886
Denmark	—	2,350,962	—	2,350,962
Finland	—	2,424,476	—	2,424,476
France	—	14,563,397	—	14,563,397
Germany	—	14,402,307	—	14,402,307
Greece	—	900,635	—	900,635
Hong Kong	2,679,437	—	—	2,679,437
Israel	564,174	173,093	—	737,267
Italy	—	4,545,573	—	4,545,573
Japan	—	32,269,952	—	32,269,952
Luxembourg	—	361,181	—	361,181
Netherlands	—	5,068,067	—	5,068,067
Norway	—	2,007,593	—	2,007,593
Portugal	—	781,169	—	781,169
Singapore	1,608,895	—	—	1,608,895
Spain	478	6,361,144	—	6,361,622
Sweden	—	6,891,365	—	6,891,365
Switzerland	—	8,956,167	—	8,956,167
United Kingdom	36,756	28,199,317	—	28,236,073

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	761,754	—	761,754
Short-Term Investments	10,662,198	1,375,000	—	12,037,198
Securities Sold Short
Common Stocks
Austria	—	(431,781)	—	(431,781)
Belgium	—	(940,936)	—	(940,936)
Bermuda	—	(21,954)	—	(21,954)
Denmark	—	(787,862)	—	(787,862)
Finland	—	(1,599,177)	—	(1,599,177)
France	—	(6,069,304)	—	(6,069,304)
Germany	—	(1,050,141)	—	(1,050,141)
Italy	—	(908,230)	—	(908,230)
Japan	—	(7,112,631)	—	(7,112,631)
Luxembourg	—	(281,863)	—	(281,863)
Netherlands	—	(2,335,963)	—	(2,335,963)
Spain	—	(428,576)	—	(428,576)
Sweden	—	(771,116)	—	(771,116)
Switzerland	—	(1,759,192)	—	(1,759,192)
United Kingdom	—	(1,829,798)	—	(1,829,798)
Other Financial Instruments*	—	—	—	—
	$19,585,781	$118,863,706	$—	$138,449,487

*Other financial instruments include futures, forwards and swap contracts.

The Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2011, as a result of the fair value pricing procedures for international investments utilized by the Portfolio, certain securities may have transferred in and out of Level 1 and Level 2 measurements during the period. The only investment held by the Portfolio whose fair value was determined using Level 3 inputs had a value of $0 at June 30, 2011.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance, and cash flows. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

on the accrual basis. Dividends and dividend expense on short sales are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian.

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SHORT SALES — The Portfolio enters into short sales transactions collateralized by cash deposits received from brokers in connection with securities lending activities (see note I) and securities. Cash deposits are shown as cash segregated at brokers on the Statement of Assets and Liabilities. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, the Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity is either in the form of cash segregated at brokers or pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2011, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $225,211, of which $7,965 was rebated to borrowers (brokers). The Portfolio retained $177,893 in income from the cash collateral investment, and SSB, as lending agent, was paid $39,353. Securities lending income is accrued as earned.

J) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

K) OTHER — The Portfolio invests in securities of foreign countries which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. For the six months ended June 30, 2011, investment advisory fees earned and

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

voluntarily waived were $643,546 and $183,524, respectively. Effective January 1, 2011, Credit Suisse waives fees and reimburses expenses so that the Portfolio's annual operating expenses, excluding dividend expense for securities sold short, will not exceed 1.45% of the Portfolio's average daily net assets. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2011, co-administrative services fees earned by CSAMSI were $57,919.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2011, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $78,556.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2011, Merrill was paid $25,402 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2011,

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 4. Line of Credit

and during the six months ended June 30, 2011, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2011, purchases and sales of investment securities (excluding short sales and short-term investments) were $41,429,922 and $54,560,199, respectively. Securities sold short and purchases to cover securities sold short were $22,877,229 and $30,626,984, respectively.

At June 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $138,719,674, $28,752,164, $(2,693,827) and $26,058,337, respectively.

At June 30, 2011, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(24,629,246), $725,977, $(2,425,255) and $(1,699,278), respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Shares sold	1,438,612	2,807,356
Shares issued in reinvestment of dividends and distributions	14,839	20,557
Shares redeemed	(2,420,342)	(5,511,004)
Net decrease	(966,891)	(2,683,091)

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 6. Capital Share Transactions

On June 30, 2011, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
5	82%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Liquidation

On June 30, 2011, the Board of Trustees of Credit Suisse Trust — International Equity Flex III Portfolio (the "Portfolio") approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the "Plan") whereby all of the Portfolio's assets would be liquidated and the Portfolio would subsequently be dissolved.

If the Plan is approved on the date of the special meeting of shareholders, which is expected to take place on September 29, 2011, each shareholder of the Portfolio would receive a distribution in an amount equal to the net asset value per share on or about October 12, 2011. Each shareholder may also receive previously declared and unpaid dividends and distributions with respect to each of the shareholder's shares of the Portfolio. The liquidation and dissolution of the Portfolio is subject to the completion of certain conditions, including the approval of the Plan by the Portfolio's shareholders.

Credit Suisse Trust—International Equity Flex III Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust—International Equity Flex III Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 2, 2011.

Credit Suisse Trust — International Equity Flex III Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TREMK-SAR-0611

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2011
(unaudited)

CREDIT SUISSE TRUST
■  U.S. EQUITY FLEX I PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2011; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report
June 30, 2011 (unaudited)

July 20, 2011

Dear Shareholder:

For the period ended June 30, 2011, the Credit Suisse Trust — U.S. Equity Flex I Portfolio (the "Portfolio") had a gain of 8.77%, versus an increase of 6.35% for the Russell 3000® Index.1

Market Review: Positive performance despite global events

The six-month period ended June 30, 2011, was a positive one for equities as central banking stimulus policies in the United States and Europe combined with encouraging economic data and growth to ease investor concerns of a double-dip recession. Stock prices also received a boost as a result of these developments. Additionally, the global markets received injections of liquidity from the Federal Reserve's anti-deflationary policy of implementing multiple quantitative easing measures and the cooperative action of G7 nations to stabilize the yen.

The S&P 500 Index — led by the healthcare sector — finished the period up 6.02%, while the Dow Jones Industrial Average gained 8.58%. In international markets, the MSCI World Index Net Dividends registered a 5.28% gain, while the Nikkei Index Total Return finished 3.02% lower.

At the end of June, the target U.S. Federal Funds rate was being maintained at 0.00%-0.25%, and the discount rate was 0.75%. The Conference Board Consumer Confidence Index experienced a slight decline and now stands at 58.50 (1985 = 100), down from a revised 63.40 in December.

Strategic Review and Outlook: Fundamentals increase in importance

For the six-month period ended June 30, 2011, the Portfolio outperformed the benchmark. Stock selection and sector weighting in consumer staples, consumer discretionary and healthcare contributed positively to performance. Conversely, information technology and utilities detracted from performance due to a combination of stock selection and sector weighting.

In our opinion, company specific fundamentals are becoming increasingly important as the business cycle continues to strengthen. Additionally, although many macroeconomic risks have diminished over the past two years, there are still significant events on the horizon that could impact investors — including sovereign credit risk and the rebuilding of Japan's infrastructure.

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Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable to close out its short position.

The use of leverage subjects the Portfolio to the risk of magnified capital losses that can occur when losses affect an asset base that has been enlarged by borrowings or the creation of liabilities. The net asset value of the Portfolio, when employing leverage, will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Portfolio to pay interest.

Investments in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

Active and frequent trading increases transaction costs, which could detract from the Portfolio's performance.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

On June 30, 2011, the Trust's Board of Trustees approved the liquidation of the Portfolio, pursuant to the terms of a Plan of Liquidation and Dissolution ("Plan") for the Portfolio. For further information, please refer to the proxy materials filed with the SEC.

2

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Average Annual Returns as of June 30, 2011

1 Year	5 Years	10 Years	Since Inception	Inception Date
35.12%	0.31%	0.86%	4.70%	6/30/95

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 1.47%.

1  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investable U.S. equity market. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2011.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2011

Actual Portfolio Return
Beginning Account Value 1/1/11	$1,000.00
Ending Account Value 6/30/11	$1,087.70
Expenses Paid per $1,000*	$7.61
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/11	$1,000.00
Ending Account Value 6/30/11	$1,017.50
Expenses Paid per $1,000*	$7.35
Annualized Expense Ratio*	1.47%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

SECTOR BREAKDOWN*

	Long	Short	Net
Financials	21.1%	(2.7)%	18.4%
Information Technology	21.2%	(4.2)%	17.0%
Consumer Discretionary	15.9%	(2.8)%	13.1%
Industrials	15.6%	(3.1)%	12.5%
Energy	13.9%	(1.9)%	12.0%
Health Care	12.7%	(2.6)%	10.1%
Consumer Staples	10.1%	(2.2)%	7.9%
Materials	6.3%	(1.9)%	4.4%
Utilities	4.4%	(1.1)%	3.3%
Telecommunication Services	1.6%	(0.5)%	1.1%
Short-Term Investments	0.2%	(0.0)%	0.2%
Total	123.0%	(23.0)%	100.0%

*  Expressed as a percentage of total long/short investments, respectively, (excluding security lending collateral if applicable) and may vary over time.

6

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (122.3%)
COMMON STOCKS (122.3%)
Aerospace & Defense (3.4%)
Aerovironment, Inc.*§	4,500	$159,075
Ceradyne, Inc.*§	1,000	38,990
Goodrich Corp.	2,500	238,750
Honeywell International, Inc.	4,100	244,319
L-3 Communications Holdings, Inc.	9,400	822,030
Moog, Inc. Class A*§	600	26,112
Northrop Grumman Corp.§	13,300	922,355
The Boeing Co.	24,200	1,789,106
United Technologies Corp.	9,800	867,398
		5,108,135
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.§	1,100	86,724
Expeditors International of Washington, Inc.	2,700	138,213
HUB Group, Inc. Class A*§	1,600	60,256
United Parcel Service, Inc. Class B	7,600	554,268
		839,461
Airlines (0.1%)
AMR Corp.*§	2,800	15,120
Delta Air Lines, Inc.*	5,300	48,601
United Continental Holdings, Inc.*§	3,700	83,731
		147,452
Auto Components (1.2%)
BorgWarner, Inc.*§	3,000	242,370
Johnson Controls, Inc.	7,500	312,450
Lear Corp.	5,800	310,184
Tenneco, Inc.*§	15,900	700,713
The Goodyear Tire & Rubber Co.*§	10,800	181,116
TRW Automotive Holdings Corp.*§	1,400	82,642
		1,829,475
Automobiles (0.5%)
Ford Motor Co.*§	40,900	564,011
Harley-Davidson, Inc.§	3,200	131,104
		695,115
Beverages (2.2%)
Brown-Forman Corp. Class B	1,000	74,690
Coca-Cola Enterprises, Inc.	2,400	70,032
Constellation Brands, Inc. Class A*	1,200	24,984
Hansen Natural Corp.*	7,000	566,650
Molson Coors Brewing Co. Class B	900	40,266
The Coca-Cola Co.	39,400	2,651,226
		3,427,848
Biotechnology (1.1%)
AMAG Pharmaceuticals, Inc.*§	6,700	125,960
Amgen, Inc.*	12,900	752,715

See Accompanying Notes to Financial Statements.
7

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Biotechnology
Biogen Idec, Inc.*	2,100	$224,532
BioMarin Pharmaceutical, Inc.*§	900	24,489
Cephalon, Inc.*§	900	71,910
Cubist Pharmaceuticals, Inc.*§	1,100	39,589
Gilead Sciences, Inc.*	7,100	294,011
Vertex Pharmaceuticals, Inc.*	2,800	145,572
		1,678,778
Building Products (0.1%)
Griffon Corp.*§	4,152	41,852
Masco Corp.§	2,300	27,669
Simpson Manufacturing Co., Inc.§	1,800	53,766
		123,287
Capital Markets (3.0%)
Affiliated Managers Group, Inc.*	200	20,290
American Capital, Ltd.*	8,900	88,377
Ameriprise Financial, Inc.	7,100	409,528
Ares Capital Corp.	2,000	32,140
E*Trade Financial Corp.*§	18,400	253,920
Federated Investors, Inc. Class B§	700	16,688
Franklin Resources, Inc.§	1,500	196,935
Invesco, Ltd.	5,200	121,680
Janus Capital Group, Inc.§	6,600	62,304
Lazard, Ltd. Class A	1,100	40,810
Morgan Stanley	18,600	427,986
Northern Trust Corp.§	2,100	96,516
Raymond James Financial, Inc.§	16,600	533,690
SEI Investments Co.§	25,000	562,750
State Street Corp.§	14,700	662,823
T. Rowe Price Group, Inc.§	900	54,306
The Bank of New York Mellon Corp.	12,700	325,374
The Goldman Sachs Group, Inc.	1,800	239,562
Waddell & Reed Financial, Inc. Class A§	11,500	418,025
		4,563,704
Chemicals (4.4%)
Cabot Corp.	11,200	446,544
CF Industries Holdings, Inc.	1,500	212,505
E.I. Du Pont de Nemours & Co.	20,100	1,086,405
Huntsman Corp.§	14,700	277,095
International Flavors & Fragrances, Inc.§	9,200	591,008
Lubrizol Corp.	16,872	2,265,403
Minerals Technologies, Inc.§	1,200	79,548
Monsanto Co.	5,900	427,986
Olin Corp.	1,000	22,660
PPG Industries, Inc.§	11,300	1,025,927
Sensient Technologies Corp.§	1,600	59,312

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Chemicals
Sigma-Aldrich Corp.§	800	$58,704
The Mosaic Co.	400	27,092
W.R. Grace & Co.*§	1,800	82,134
		6,662,323
Commercial Banks (4.2%)
Bancorpsouth, Inc.§	3,500	43,435
BB&T Corp.§	2,600	69,784
CapitalSource, Inc.§	52,700	339,915
Cathay General Bancorp§	1,100	18,029
CIT Group, Inc.*§	21,300	942,738
Comerica, Inc.§	7,800	269,646
Commerce Bancshares, Inc.§	523	22,489
Community Bank System, Inc.§	5,700	141,303
Fifth Third Bancorp	3,600	45,900
First Financial Bankshares, Inc.§	300	10,335
First Midwest Bancorp, Inc.§	9,200	113,068
FNB Corp.§	5,000	51,750
Hancock Holding Co.§	1,600	49,568
Huntington Bancshares, Inc.	6,800	44,608
International Bancshares Corp.§	19,700	329,581
KeyCorp	3,800	31,654
M&T Bank Corp.§	9,300	817,935
MB Financial, Inc.§	600	11,544
PNC Financial Services Group, Inc.	1,900	113,259
Regions Financial Corp.§	5,400	33,480
Signature Bank*§	400	22,880
Sterling Bancshares, Inc.§	50,300	410,448
SunTrust Banks, Inc.§	5,600	144,480
Susquehanna Bancshares, Inc.§	5,000	40,000
Trustmark Corp.§	1,700	39,797
U.S. Bancorp	21,100	538,261
Umpqua Holdings Corp.§	25,400	293,878
Wells Fargo & Co.	52,100	1,461,926
Zions Bancorporation§	1,000	24,010
		6,475,701
Commercial Services & Supplies (0.7%)
ABM Industries, Inc.§	1,500	35,010
Clean Harbors, Inc.*§	2,900	299,425
Healthcare Services Group, Inc.§	7,700	125,125
Herman Miller, Inc.§	2,400	65,328
HNI Corp.§	1,500	37,680
Iron Mountain, Inc.§	1,000	34,090
Pitney Bowes, Inc.§	2,300	52,877
Rollins, Inc.§	12,400	252,712
SYKES Enterprises, Inc.*§	3,300	71,049
The Brink's Co.	1,000	29,830

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Commercial Services & Supplies
Waste Management, Inc.§	2,300	$85,721
		1,088,847
Communications Equipment (1.9%)
ADTRAN, Inc.§	10,100	390,971
Ciena Corp.*	1,200	22,056
Cisco Systems, Inc.	65,000	1,014,650
F5 Networks, Inc.*	400	44,100
Juniper Networks, Inc.*	2,200	69,300
Motorola Mobility Holdings, Inc.*§	2,300	50,692
QUALCOMM, Inc.	15,100	857,529
Riverbed Technology, Inc.*	10,100	399,859
Tellabs, Inc.§	4,565	21,045
		2,870,202
Computers & Peripherals (3.6%)
Apple, Inc.*	12,691	4,259,988
Dell, Inc.*§	7,000	116,690
EMC Corp.*	31,400	865,070
Lexmark International, Inc. Class A*	600	17,556
NetApp, Inc.*§	1,600	84,448
QLogic Corp.*	2,100	33,432
Seagate Technology	3,400	54,944
		5,432,128
Construction & Engineering (0.0%)
KBR, Inc.	1,600	60,304
Consumer Finance (0.7%)
American Express Co.	7,400	382,580
Capital One Financial Corp.	9,900	511,533
Discover Financial Services§	1,600	42,800
SLM Corp.	3,200	53,792
		990,705
Containers & Packaging (1.2%)
Aptargroup, Inc.	400	20,936
Ball Corp.	19,900	765,354
Sealed Air Corp.	43,000	1,022,970
		1,809,260
Distributors (0.1%)
Pool Corp.§	2,600	77,506
Diversified Consumer Services (0.5%)
Ascent Media Corp. Class A*§	1,600	84,752
Career Education Corp.*§	10,400	219,960
Coinstar, Inc.*§	400	21,816
ITT Educational Services, Inc.*§	200	15,648
Matthews International Corp. Class A§	1,800	72,270

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Diversified Consumer Services
Service Corp. International	1,800	$21,024
Sotheby's§	3,200	139,200
Strayer Education, Inc.§	100	12,639
Weight Watchers International, Inc.§	2,400	181,128
		768,437
Diversified Financial Services (3.3%)
Bank of America Corp.	81,500	893,240
Citigroup, Inc.	25,500	1,061,820
CME Group, Inc.	700	204,113
JPMorgan Chase & Co.	41,100	1,682,634
Leucadia National Corp.	2,100	71,610
Moody's Corp.§	18,100	694,135
NYSE Euronext	3,700	126,799
The NASDAQ OMX Group, Inc.*	11,000	278,300
		5,012,651
Diversified Telecommunication Services (1.0%)
Cbeyond, Inc.*§	2,000	26,460
Frontier Communications Corp.§	6,500	52,455
Verizon Communications, Inc.§	38,300	1,425,909
		1,504,824
Electric Utilities (3.6%)
Allete, Inc.§	3,500	143,640
Cleco Corp.§	3,100	108,035
DPL, Inc.§	800	24,128
El Paso Electric Co.	3,400	109,820
Exelon Corp.	19,500	835,380
Great Plains Energy, Inc.	30,900	640,557
Hawaiian Electric Industries, Inc.§	1,000	24,060
IDACORP, Inc.§	3,300	130,350
ITC Holdings Corp.§	400	28,708
NV Energy, Inc.	29,800	457,430
Pinnacle West Capital Corp.§	3,700	164,946
PNM Resources, Inc.§	4,100	68,634
Portland General Electric Co.§	9,200	232,576
Southern Co.	8,100	327,078
UIL Holdings Corp.§	44,400	1,436,340
Unisource Energy Corp.§	3,300	123,189
Westar Energy, Inc.§	21,200	570,492
		5,425,363
Electrical Equipment (1.7%)
Acuity Brands, Inc.	23,200	1,294,096
American Superconductor Corp.*	1,500	13,560
Belden, Inc.	500	17,430
Brady Corp. Class A§	1,800	57,708
Cooper Industries PLC	1,900	113,373

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Electrical Equipment
Emerson Electric Co.	8,100	$455,625
Hubbell, Inc. Class B	400	25,980
II-VI, Inc.*§	1,200	30,720
Regal-Beloit Corp.	200	13,354
Rockwell Automation, Inc.§	6,100	529,236
Thomas & Betts Corp.*	600	32,310
		2,583,392
Electronic Equipment, Instruments & Components (0.3%)
Coherent, Inc.*§	500	27,635
Corning, Inc.	6,100	110,715
FLIR Systems, Inc.§	1,100	37,081
Molex, Inc.§	800	20,616
Trimble Navigation, Ltd.*	700	27,748
Universal Display Corp.*§	300	10,527
Vishay Intertechnology, Inc.*§	15,595	234,549
		468,871
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc.*§	2,200	97,086
Baker Hughes, Inc.	7,500	544,200
Cameron International Corp.*	989	49,737
Diamond Offshore Drilling, Inc.§	500	35,205
Dril-Quip, Inc.*§	300	20,349
Helmerich & Payne, Inc.§	1,900	125,628
McDermott International, Inc.*	3,100	61,411
Nabors Industries, Ltd.*	1,200	29,568
National-Oilwell Varco, Inc.	4,700	367,587
Oceaneering International, Inc.	15,800	639,900
Patterson-UTI Energy, Inc.	600	18,966
Schlumberger, Ltd.	14,500	1,252,800
SEACOR Holdings, Inc.§	5,400	539,784
		3,782,221
Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	4,700	381,828
Pricesmart, Inc.	3,500	179,305
Ruddick Corp.§	1,700	74,018
Safeway, Inc.§	2,500	58,425
SUPERVALU, Inc.	2,000	18,820
The Kroger Co.	7,300	181,040
Walgreen Co.§	30,300	1,286,538
Whole Foods Market, Inc.§	1,300	82,485
		2,262,459
Food Products (2.7%)
Archer-Daniels-Midland Co.	2,300	69,345
Bunge, Ltd.	1,500	103,425
Corn Products International, Inc.	800	44,224

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Food Products
Diamond Foods, Inc.§	300	$22,902
H.J. Heinz Co.§	47,100	2,509,488
Kraft Foods, Inc. Class A§	18,800	662,324
Lancaster Colony Corp.§	1,200	72,984
McCormick & Co., Inc.§	900	44,613
Mead Johnson Nutrition Co.	1,400	94,570
Sara Lee Corp.	8,200	155,718
The Hain Celestial Group, Inc.*§	1,800	60,048
Tyson Foods, Inc. Class A	18,000	349,560
		4,189,201
Gas Utilities (0.3%)
Atmos Energy Corp.	7,600	252,700
Nicor, Inc.§	400	21,896
South Jersey Industries, Inc.§	1,800	97,758
Southwest Gas Corp.§	2,500	96,525
		468,879
Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.§	4,000	238,760
Boston Scientific Corp.*§	19,800	136,818
CareFusion Corp.*	1,800	48,906
CR Bard, Inc.	19,200	2,109,312
DENTSPLY International, Inc.§	1,000	38,080
Edwards Lifesciences Corp.*§	4,000	348,720
Hologic, Inc.*	1,600	32,272
Intuitive Surgical, Inc.*	500	186,055
ResMed, Inc.*§	1,200	37,140
Sirona Dental Systems, Inc.*§	400	21,240
St. Jude Medical, Inc.	1,200	57,216
Stryker Corp.§	3,800	223,022
The Cooper Cos., Inc.§	4,700	372,428
Thoratec Corp.*§	15,000	492,300
Varian Medical Systems, Inc.*§	3,600	252,072
		4,594,341
Health Care Providers & Services (2.8%)
Aetna, Inc.	3,400	149,906
AmerisourceBergen Corp.	1,700	70,380
Cardinal Health, Inc.§	6,100	277,062
Chemed Corp.§	700	45,864
CIGNA Corp.	2,400	123,432
Humana, Inc.§	14,400	1,159,776
McKesson Corp.	2,400	200,760
Patterson Cos., Inc.§	900	29,601
Tenet Healthcare Corp.*	3,300	20,592
UnitedHealth Group, Inc.	20,000	1,031,600
Universal Health Services, Inc. Class B§	22,300	1,149,119
		4,258,092

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Health Care Technology (0.6%)
Cerner Corp.*§	14,000	$855,540
Hotels, Restaurants & Leisure (1.8%)
Bally Technologies, Inc.*§	500	20,340
Brinker International, Inc.§	800	19,568
Cracker Barrel Old Country Store, Inc.§	1,200	59,172
Domino's Pizza, Inc.*§	7,300	184,252
Hyatt Hotels Corp. Class A*§	2,100	85,722
International Game Technology	2,000	35,160
Las Vegas Sands Corp.*	3,600	151,956
Life Time Fitness, Inc.*§	800	31,928
McDonald's Corp.	12,800	1,079,296
MGM Resorts International*	2,700	35,667
Starbucks Corp.	12,500	493,625
Starwood Hotels & Resorts Worldwide, Inc.	800	44,832
Vail Resorts, Inc.§	500	23,110
Wendy's/Arby's Group, Inc. Class A§	4,600	23,322
Wyndham Worldwide Corp.§	1,800	60,570
Wynn Resorts, Ltd.	200	28,708
Yum! Brands, Inc.*	5,600	309,344
		2,686,572
Household Durables (1.4%)
Fortune Brands, Inc.§	1,000	63,770
Garmin Ltd.	1,200	39,636
Harman International Industries, Inc.§	22,900	1,043,553
Jarden Corp.§	600	20,706
Libbey, Inc.*§	7,400	120,028
M.D.C. Holdings, Inc.	12,000	295,680
Newell Rubbermaid, Inc.	2,600	41,028
Pulte Group, Inc.*§	2,700	20,682
The Ryland Group, Inc.§	19,100	315,723
Whirlpool Corp.§	2,200	178,904
		2,139,710
Household Products (0.6%)
Church & Dwight Co., Inc.§	14,002	567,641
Kimberly-Clark Corp.	4,400	292,864
		860,505
Independent Power Producers & Energy Traders (0.1%)
Calpine Corp.*§	2,200	35,486
GenOn Energy, Inc.*§	8,500	32,810
The AES Corp.*	7,000	89,180
		157,476
Industrial Conglomerates (1.9%)
3M Co.	7,600	720,860
General Electric Co.	86,500	1,631,390

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Industrial Conglomerates
Tyco International, Ltd.	11,700	$578,331
		2,930,581
Insurance (5.4%)
ACE, Ltd.§	3,600	236,952
Aflac, Inc.	5,600	261,408
American Financial Group, Inc.	10,100	360,469
American International Group, Inc.*	1,500	43,980
AON Corp.	10,200	523,260
Arch Capital Group, Ltd.*	1,400	44,688
Assurant, Inc.	20,300	736,281
Assured Guaranty, Ltd.	1,800	29,358
Axis Capital Holdings, Ltd.	1,300	40,248
Berkshire Hathaway, Inc. Class B*	18,741	1,450,366
Brown & Brown, Inc.	30,900	792,894
Chubb Corp.	16,100	1,008,021
CNO Financial Group, Inc.*§	2,200	17,402
Delphi Financial Group, Inc. Class A§	1,000	29,210
Everest Re Group, Ltd.	500	40,875
Fidelity National Financial, Inc. Class A§	17,700	278,598
Genworth Financial, Inc. Class A*§	3,400	34,952
Hartford Financial Services Group, Inc.	1,700	44,829
Lincoln National Corp.§	1,200	34,188
Marsh & McLennan Cos., Inc.	5,900	184,021
MBIA, Inc.*§	1,900	16,511
MetLife, Inc.	9,300	407,991
Montpelier Re Holdings, Ltd.§	700	12,600
Principal Financial Group, Inc.§	1,300	39,546
Protective Life Corp.§	5,200	120,276
Prudential Financial, Inc.§	8,700	553,233
RenaissanceRe Holdings, Ltd.	500	34,975
The Allstate Corp.§	2,000	61,060
The Progressive Corp.	3,100	66,278
The Travelers Cos., Inc.§	5,400	315,252
Unitrin, Inc.§	8,405	249,376
Unum Group	2,100	53,508
XL Group PLC	5,300	116,494
		8,239,100
Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	3,100	633,919
Expedia, Inc.§	18,900	547,911
Liberty Media Corp. - Interactive Class A*	11,100	186,147
NetFlix, Inc.*§	300	78,807
		1,446,784
Internet Software & Services (6.2%)
Akamai Technologies, Inc.*	42,200	1,328,034
Digital River, Inc.*§	19,600	630,336

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Internet Software & Services
eBay, Inc.*	71,000	$2,291,170
Google, Inc. Class A*	8,300	4,202,954
j2 Global Communications, Inc.*§	19,500	550,485
United Online, Inc.§	14,100	85,023
ValueClick, Inc.*§	5,400	89,640
VeriSign, Inc.§	2,000	66,920
Yahoo!, Inc.*§	13,900	209,056
		9,453,618
IT Services (1.8%)
Amdocs, Ltd.*	1,900	57,741
Automatic Data Processing, Inc.	4,200	221,256
Cognizant Technology Solutions Corp. Class A*	1,100	80,674
CSG Systems International, Inc.*§	2,200	40,656
DST Systems, Inc.	400	21,120
Fidelity National Information Services, Inc.	2,800	86,212
International Business Machines Corp.	9,800	1,681,190
Lender Processing Services, Inc.§	5,400	112,914
MAXIMUS, Inc.§	2,700	223,371
The Western Union Co.	2,100	42,063
TNS, Inc.*§	2,700	44,820
VeriFone Holdings, Inc.*§	1,500	66,525
		2,678,542
Leisure Equipment & Products (0.0%)
Mattel, Inc.	1,900	52,231
Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.*	25,400	1,298,194
Bio-Rad Laboratories, Inc. Class A*	200	23,872
Illumina, Inc.*§	3,200	240,480
Life Technologies Corp.*	900	46,863
Thermo Fisher Scientific, Inc.*	800	51,512
Waters Corp.*	2,500	239,350
		1,900,271
Machinery (5.2%)
Actuant Corp. Class A§	1,100	29,513
AGCO Corp.*	16,500	814,440
Briggs & Stratton Corp.§	2,500	49,650
Caterpillar, Inc.§	12,100	1,288,166
CLARCOR, Inc.§	400	18,912
Crane Co.	400	19,764
Cummins, Inc.	300	31,047
Danaher Corp.§	19,500	1,033,305
Deere & Co.	4,100	338,045
Donaldson Co., Inc.	2,400	145,632
Dover Corp.§	13,200	894,960
Eaton Corp.	3,700	190,365

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Machinery
Gardner Denver, Inc.	600	$50,430
Graco, Inc.§	13,700	694,042
Illinois Tool Works, Inc.§	1,700	96,033
Ingersoll-Rand PLC	400	18,164
Joy Global, Inc.§	4,100	390,484
Mueller Industries, Inc.§	900	34,119
Navistar International Corp.*§	10,700	604,122
Nordson Corp.	400	21,940
Oshkosh Corp.*§	1,900	54,986
PACCAR, Inc.	1,500	76,635
Parker Hannifin Corp.	10,000	897,400
Timken Co.	950	47,880
Wabtec Corp.	300	19,716
		7,859,750
Marine (0.0%)
Alexander & Baldwin, Inc.§	700	33,712
Kirby Corp.*§	400	22,668
		56,380
Media (4.3%)
Arbitron, Inc.§	4,700	194,251
Cablevision Systems Corp. Group A	8,000	289,680
CBS Corp. Class B§	2,200	62,678
Comcast Corp. Class A	18,200	461,188
DIRECTV Class A*	10,700	543,774
Discovery Communications, Inc. Class A*§	8,800	360,448
DISH Network Corp. Class A*	7,000	214,690
Harte-Hanks, Inc.§	4,114	33,406
John Wiley & Sons, Inc. Class A§	500	26,005
Liberty Global, Inc. Class A*	2,400	108,096
Meredith Corp.§	600	18,678
National CineMedia, Inc.§	7,400	125,134
News Corp. Class A	35,000	619,500
Omnicom Group, Inc.§	10,200	491,232
Scripps Networks Interactive, Inc. Class A§	600	29,328
The Interpublic Group of Cos., Inc.§	14,100	176,250
The McGraw-Hill Cos., Inc.	10,500	440,055
The Walt Disney Co.	6,600	257,664
Time Warner Cable, Inc.	13,200	1,030,128
Time Warner, Inc.	9,000	327,330
Viacom, Inc. Class B§	12,100	617,100
Virgin Media, Inc.§	3,155	94,429
		6,521,044
Metals & Mining (0.6%)
AK Steel Holding Corp.§	1,200	18,912
Alcoa, Inc.§	3,800	60,268

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Metals & Mining
Allied Nevada Gold Corp.*§	500	$17,685
Freeport-McMoRan Copper & Gold, Inc.	11,600	613,640
Hecla Mining Co.*§	2,100	16,149
Reliance Steel & Aluminum Co.	800	39,720
United States Steel Corp.§	2,000	92,080
Walter Energy, Inc.§	300	34,740
		893,194
Multi-Utilities (0.4%)
Avista Corp.	600	15,414
Black Hills Corp.§	2,600	78,234
DTE Energy Co.§	400	20,008
Integrys Energy Group, Inc.§	600	31,104
MDU Resources Group, Inc.§	1,300	29,250
PG&E Corp.	4,000	168,120
Public Service Enterprise Group, Inc.	5,200	169,728
Sempra Energy	2,500	132,200
Vectren Corp.§	900	25,074
		669,132
Multiline Retail (1.8%)
Dillard's, Inc. Class A	700	36,498
Dollar Tree, Inc.*	12,200	812,764
Family Dollar Stores, Inc.	29,100	1,529,496
J.C. Penney Co., Inc.§	800	27,632
Kohl's Corp.	3,200	160,032
Macy's, Inc.	1,700	49,708
Nordstrom, Inc.§	700	32,858
Sears Holdings Corp.*§	400	28,576
Target Corp.	400	18,764
		2,696,328
Office Electronics (0.0%)
Xerox Corp.§	5,800	60,378
Oil, Gas & Consumable Fuels (11.3%)
Anadarko Petroleum Corp.	5,500	422,180
Apache Corp.	1,100	135,729
Arch Coal, Inc.	15,600	415,896
Chesapeake Energy Corp.§	1,900	56,411
Chevron Corp.	29,800	3,064,632
Cimarex Energy Co.	300	26,976
ConocoPhillips	28,000	2,105,320
Denbury Resources, Inc.*	1,300	26,000
Devon Energy Corp.	9,400	740,814
El Paso Corp.	2,500	50,500
EXCO Resources, Inc.§	1,600	28,240
Exxon Mobil Corp.	55,549	4,520,578
Hess Corp.	14,500	1,084,020

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels
Marathon Oil Corp.	14,100	$742,788
Murphy Oil Corp.	24,500	1,608,670
Newfield Exploration Co.*	500	34,010
Nordic American Tanker Shipping, Ltd.§	600	13,644
Northern Oil & Gas, Inc.*§	700	15,505
Occidental Petroleum Corp.	5,600	582,624
Peabody Energy Corp.	5,600	329,896
Petrohawk Energy Corp.*	1,000	24,670
Pioneer Natural Resources Co.§	300	26,871
Plains Exploration & Production Co.*	700	26,684
Range Resources Corp.	2,400	133,200
Spectra Energy Corp.§	3,500	95,935
Tesoro Corp.*§	14,400	329,904
The Williams Cos., Inc.	2,100	63,525
Valero Energy Corp.	18,000	460,260
Whiting Petroleum Corp.*	1,300	73,983
		17,239,465
Paper & Forest Products (0.1%)
International Paper Co.§	1,700	50,694
Louisiana-Pacific Corp.*§	2,200	17,908
MeadWestvaco Corp.	2,300	76,613
		145,215
Personal Products (0.6%)
Avon Products, Inc.	6,000	168,000
Inter Parfums, Inc.§	1,100	25,333
Nu Skin Enterprises, Inc. Class A§	800	30,040
The Estee Lauder Cos., Inc. Class A§	6,300	662,697
		886,070
Pharmaceuticals (3.9%)
Abbott Laboratories	14,800	778,776
Allergan, Inc.§	1,100	91,575
Bristol-Myers Squibb Co.§	6,500	188,240
Eli Lilly & Co.	4,600	172,638
Endo Pharmaceuticals Holdings, Inc.*§	19,800	795,366
Forest Laboratories, Inc.*§	30,300	1,192,002
Indevus Pharmaceuticals, Inc. (Escrow shares)*^	2,200	0
Johnson & Johnson	6,100	405,772
Medicis Pharmaceutical Corp. Class A§	3,200	122,144
Merck & Co., Inc.	21,400	755,206
Mylan, Inc.*§	6,200	152,954
Nektar Therapeutics*§	2,100	15,267
Perrigo Co.§	300	26,361
Pfizer, Inc.	62,600	1,289,560
Salix Pharmaceuticals, Ltd.*§	500	19,915
		6,005,776

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Professional Services (0.1%)
CoStar Group, Inc.*§	600	$35,568
Equifax, Inc.	1,300	45,136
Robert Half International, Inc.§	1,200	32,436
The Corporate Executive Board Co.§	1,400	61,110
Verisk Analytics, Inc. Class A*	800	27,696
		201,946
Real Estate Investment Trusts (3.9%)
Acadia Realty Trust§	6,500	132,145
American Campus Communities, Inc.§	2,200	78,144
Apartment Investment & Management Co. Class A	6,400	163,392
AvalonBay Communities, Inc.§	600	77,040
BioMed Realty Trust, Inc.§	1,000	19,240
Brandywine Realty Trust§	1,600	18,544
BRE Properties, Inc.	500	24,940
Camden Property Trust§	1,300	82,706
Chimera Investment Corp.§	11,371	39,344
DCT Industrial Trust, Inc.§	13,700	71,651
DiamondRock Hospitality Co.§	2,200	23,606
Digital Realty Trust, Inc.§	800	49,424
EastGroup Properties, Inc.§	2,100	89,271
Entertainment Properties Trust§	12,200	569,740
Extra Space Storage, Inc.§	1,900	40,527
General Growth Properties, Inc.§	5,618	93,764
Getty Realty Corp.§	2,300	58,029
Government Properties Income Trust§	7,200	194,544
Home Properties, Inc.§	13,100	797,528
Hospitality Properties Trust	1,300	31,525
Host Hotels & Resorts, Inc.§	3,000	50,850
Inland Real Estate Corp.§	4,200	37,086
Invesco Mortgage Capital, Inc.	3,800	80,294
LaSalle Hotel Properties§	2,800	73,752
Lexington Realty Trust§	69,800	637,274
Liberty Property Trust§	800	26,064
Mack-Cali Realty Corp.§	900	29,646
Medical Properties Trust, Inc.§	6,500	74,750
National Health Investors, Inc.§	2,600	115,518
OMEGA Healthcare Investors, Inc.§	1,000	21,010
Public Storage§	2,800	319,228
Rayonier, Inc.	1,700	111,095
Realty Income Corp.§	700	23,443
Redwood Trust, Inc.§	3,300	49,896
Simon Property Group, Inc.	13,100	1,522,613
SL Green Realty Corp.§	400	33,148
Sunstone Hotel Investors, Inc.*§	2,100	19,467
Tanger Factory Outlet Centers, Inc.§	2,500	66,925
Weyerhaeuser Co.§	1,800	39,348
		5,986,511

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Real Estate Management & Development (0.2%)
CB Richard Ellis Group, Inc. Class A*	9,900	$248,589
Forest City Enterprises, Inc. Class A*	900	16,803
Jones Lang LaSalle, Inc.§	500	47,150
The Howard Hughes Corp.*	275	17,886
The St. Joe Co.*§	700	14,588
		345,016
Road & Rail (1.2%)
Avis Budget Group, Inc.*§	3,900	66,651
Celadon Group, Inc.*§	2,500	34,900
CSX Corp.	7,800	204,516
Genesee & Wyoming, Inc. Class A*§	400	23,456
J.B. Hunt Transport Services, Inc.§	700	32,963
Kansas City Southern*	1,000	59,330
Landstar System, Inc.§	600	27,888
Norfolk Southern Corp.	6,000	449,580
Ryder System, Inc.	6,600	375,210
Union Pacific Corp.	5,200	542,880
		1,817,374
Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*§	3,600	25,164
Altera Corp.§	22,800	1,056,780
Analog Devices, Inc.	23,600	923,704
Applied Materials, Inc.	5,700	74,157
Atmel Corp.*§	6,700	94,269
Cabot Microelectronics Corp.*§	800	37,176
Cree, Inc.*§	1,300	43,667
FEI Co.*§	1,400	53,466
First Solar, Inc.*§	700	92,589
FormFactor, Inc.*§	9,700	87,882
Integrated Device Technology, Inc.*§	4,300	33,798
Intel Corp.§	52,500	1,163,400
Lam Research Corp.*§	500	22,140
LSI Corp.*	12,600	89,712
Marvell Technology Group, Ltd.*	6,300	93,020
Micron Technology, Inc.*§	3,300	24,684
MKS Instruments, Inc.§	4,500	118,890
Novellus Systems, Inc.*§	1,000	36,140
NVIDIA Corp.*§	7,900	125,886
ON Semiconductor Corp.*	2,400	25,128
Rambus, Inc.*§	1,500	22,020
SunPower Corp. Class A*§	49	947
Teradyne, Inc.*§	1,800	26,640
Texas Instruments, Inc.§	9,500	311,885
Veeco Instruments, Inc.*§	500	24,205
		4,607,349

See Accompanying Notes to Financial Statements.
21

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Software (4.4%)
Activision Blizzard, Inc.	29,000	$338,720
Adobe Systems, Inc.*	6,300	198,135
Advent Software, Inc.*§	1,600	45,072
ANSYS, Inc.*	700	38,269
Autodesk, Inc.*	3,700	142,820
Blackbaud, Inc.§	3,232	89,591
Blackboard, Inc.*§	10,100	438,239
Cadence Design Systems, Inc.*§	29,700	313,632
Citrix Systems, Inc.*	700	56,000
Electronic Arts, Inc.*§	2,100	49,560
FactSet Research Systems, Inc.§	2,000	204,640
Fair Isaac Corp.§	1,600	48,320
Intuit, Inc.*	16,700	866,062
JDA Software Group, Inc.*§	1,700	52,513
Lawson Software, Inc.*§	4,900	54,978
Microsoft Corp.	55,700	1,448,200
Oracle Corp.	38,700	1,273,617
Rovi Corp.*§	400	22,944
SolarWinds, Inc.*	900	23,526
TIBCO Software, Inc.*	800	23,216
TiVo, Inc.*§	32,600	335,454
VMware, Inc. Class A*§	5,900	591,357
		6,654,865
Specialty Retail (2.5%)
Abercrombie & Fitch Co. Class A§	200	13,384
Aeropostale, Inc.*§	3,986	69,755
American Eagle Outfitters, Inc.§	26,600	339,150
AutoNation, Inc.*§	700	25,627
AutoZone, Inc.*§	3,800	1,120,430
Bed Bath & Beyond, Inc.*	900	52,533
Best Buy Co., Inc.§	5,400	169,614
Foot Locker, Inc.§	3,900	92,664
GameStop Corp. Class A*§	1,400	37,338
Guess?, Inc.§	10,200	429,012
Home Depot, Inc.§	8,400	304,248
Lowe's Cos., Inc.	5,400	125,874
Ltd Brands, Inc.§	1,800	69,210
Office Depot, Inc.*§	4,200	17,724
Ross Stores, Inc.§	1,700	136,204
Staples, Inc.§	3,200	50,560
The Gap, Inc.§	1,500	27,150
Tiffany & Co.§	4,700	369,044
Williams-Sonoma, Inc.§	9,000	328,410
		3,777,931
Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	1,200	76,716
Iconix Brand Group, Inc.*§	1,100	26,620

See Accompanying Notes to Financial Statements.
22

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Textiles, Apparel & Luxury Goods
NIKE, Inc. Class B	3,800	$341,924
Phillips-Van Heusen Corp.	1,300	85,111
Steven Madden, Ltd.*§	1,650	61,892
The Timberland Co. Class A*§	5,100	219,147
Under Armour, Inc. Class A*§	7,100	548,901
Wolverine World Wide, Inc.§	1,900	79,325
		1,439,636
Thrifts & Mortgage Finance (0.3%)
Dime Community Bancshares§	4,400	63,976
First Niagara Financial Group, Inc.	7,765	102,498
Hudson City Bancorp, Inc.	3,700	30,303
Northwest Bancshares, Inc.§	6,400	80,512
Oritani Financial Corp.§	4,700	60,113
People's United Financial, Inc.§	3,400	45,696
		383,098
Tobacco (2.4%)
Altria Group, Inc.	20,200	533,482
Lorillard, Inc.§	14,100	1,535,067
Philip Morris International, Inc.	24,900	1,662,573
		3,731,122
Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.§	1,100	39,171
GATX Corp.§	6,200	230,144
TAL International Group, Inc.§	11,600	400,548
United Rentals, Inc.*§	6,200	157,480
		827,343
Water Utilities (0.0%)
Aqua America, Inc.§	900	19,782
Wireless Telecommunication Services (0.6%)
Crown Castle International Corp.*§	1,300	53,027
MetroPCS Communications, Inc.*	32,700	562,767
NII Holdings, Inc.*	1,600	67,808
Sprint Nextel Corp.*	42,100	226,919
		910,521
TOTAL COMMON STOCKS (Cost $173,338,099)		186,335,118
TOTAL LONG STOCK POSITIONS (Cost $173,338,099)		186,335,118
RIGHTS (0.0%)
Pharmaceuticals (0.0%)
Sanofi-Aventis SA, Contingent Value Rights, expires 12/31/20*§ (Cost $7,297)	3,100	7,471

See Accompanying Notes to Financial Statements.
23

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (17.0%)
State Street Navigator Prime Portfolio, 0.2299% §§	25,632,458	$25,632,458
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 07/01/11	$323	323,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,955,458)		25,955,458
TOTAL INVESTMENTS AT VALUE (139.3%) (Cost $199,300,854)		212,298,047
TOTAL SECURITIES SOLD SHORT (-22.9%) (Proceeds $31,831,953)		(34,962,806)
LIABILITIES IN EXCESS OF OTHER ASSETS (-16.4%)		(24,939,054)
NET ASSETS (100.0%)		$152,396,187
SHORT STOCK POSITIONS (-22.9%)
COMMON STOCKS (-22.9%)
Aerospace & Defense (-0.5%)
BE Aerospace, Inc.*	(800)	(32,648)
Curtiss-Wright Corp.	(600)	(19,422)
Esterline Technologies Corp.*	(200)	(15,280)
ITT Corp.	(1,800)	(106,074)
Lockheed Martin Corp.	(700)	(56,679)
Precision Castparts Corp.	(1,100)	(181,115)
Raytheon Co.	(3,100)	(154,535)
Rockwell Collins, Inc.	(2,000)	(123,380)
Spirit Aerosystems Holdings, Inc. Class A*	(3,900)	(85,800)
TransDigm Group, Inc.*	(300)	(27,357)
Triumph Group, Inc.	(300)	(29,874)
		(832,164)
Air Freight & Logistics (-0.1%)
FedEx Corp.	(2,100)	(199,185)
Airlines (-0.1%)
Alaska Air Group, Inc.*	(1,400)	(95,844)
JetBlue Airways Corp.*	(4,200)	(25,620)
Southwest Airlines Co.	(2,400)	(27,408)
		(148,872)
Auto Components (-0.1%)
American Axle & Manufacturing Holdings, Inc.*	(1,800)	(20,484)
Cooper Tire & Rubber Co.	(4,100)	(81,139)
Federal Mogul Corp.*	(1,100)	(25,113)
Gentex Corp.	(900)	(27,207)
Modine Manufacturing Co.*	(1,800)	(27,666)
		(181,609)
Automobiles (-0.1%)
Thor Industries, Inc.	(2,800)	(80,752)

See Accompanying Notes to Financial Statements.
24

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Beverages (-0.4%)
Central European Distribution Corp.*	(1,300)	$(14,560)
Dr. Pepper Snapple Group, Inc.	(2,900)	(121,597)
PepsiCo, Inc.	(5,900)	(415,537)
		(551,694)
Biotechnology (-0.5%)
Acorda Therapeutics, Inc.*	(2,700)	(87,237)
Celgene Corp.*	(2,600)	(156,832)
Cepheid, Inc.*	(1,000)	(34,640)
Dendreon Corp.*	(2,300)	(90,712)
Human Genome Sciences, Inc.*	(3,800)	(93,252)
Medivation, Inc.*	(3,700)	(79,291)
Pharmasset, Inc.*	(800)	(89,760)
Regeneron Pharmaceuticals, Inc.*	(1,600)	(90,736)
United Therapeutics Corp.*	(1,500)	(82,650)
		(805,110)
Building Products (-0.2%)
Armstrong World Industries, Inc.	(400)	(18,224)
Lennox International, Inc.	(2,800)	(120,596)
Owens Corning*	(2,700)	(100,845)
		(239,665)
Capital Markets (-0.3%)
BlackRock, Inc.	(800)	(153,448)
Eaton Vance Corp.	(900)	(27,207)
Jefferies Group, Inc.	(4,000)	(81,600)
optionsXpress Holdings, Inc.	(1,900)	(31,692)
Stifel Financial Corp.*	(2,500)	(89,650)
TD Ameritrade Holding Corp.	(1,100)	(21,461)
The Charles Schwab Corp.	(1,900)	(31,255)
		(436,313)
Chemicals (-1.1%)
Air Products & Chemicals, Inc.	(1,600)	(152,928)
Airgas, Inc.	(1,600)	(112,064)
Albemarle Corp.	(600)	(41,520)
Ashland, Inc.	(1,400)	(90,468)
Celanese Corp. Series A	(1,100)	(58,641)
Cytec Industries, Inc.	(500)	(28,595)
Eastman Chemical Co.	(900)	(91,863)
Ecolab, Inc.	(2,100)	(118,398)
Ferro Corp.*	(7,000)	(94,080)
FMC Corp.	(1,400)	(120,428)
Georgia Gulf Corp.*	(3,300)	(79,662)
Nalco Holding Co.	(800)	(22,248)
NewMarket Corp.	(200)	(34,142)
PolyOne Corp.	(1,900)	(29,393)
Praxair, Inc.	(2,000)	(216,780)

See Accompanying Notes to Financial Statements.
25

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Chemicals
Rockwood Holdings, Inc.*	(700)	$(38,703)
RPM International, Inc.	(1,100)	(25,322)
Solutia, Inc.*	(900)	(20,565)
The Dow Chemical Co.	(5,600)	(201,600)
The Scotts Miracle-Gro Co. Class A	(500)	(25,655)
The Sherwin-Williams Co.	(1,400)	(117,418)
Valspar Corp.	(700)	(25,242)
		(1,745,715)
Commercial Banks (-0.4%)
Associated Banc-Corp.	(2,100)	(29,190)
Bank of Hawaii Corp.	(1,800)	(83,736)
City National Corp.	(500)	(27,125)
Columbia Banking System, Inc.	(1,600)	(27,552)
Cullen/Frost Bankers, Inc.	(500)	(28,425)
East West Bancorp, Inc.	(1,200)	(24,252)
First Horizon National Corp.	(2,356)	(22,476)
FirstMerit Corp.	(1,505)	(24,848)
Iberiabank Corp.	(500)	(28,820)
NBT Bancorp, Inc.	(1,100)	(24,343)
Old National Bancorp	(2,200)	(23,760)
PrivateBancorp, Inc.	(2,200)	(30,360)
Prosperity Bancshares, Inc.	(600)	(26,292)
SVB Financial Group*	(500)	(29,855)
UMB Financial Corp.	(800)	(33,504)
Valley National Bancorp	(2,431)	(33,082)
Westamerica Bancorp.	(1,700)	(83,725)
		(581,345)
Commercial Services & Supplies (-0.4%)
Avery Dennison Corp.	(600)	(23,178)
Cintas Corp.	(800)	(26,424)
Consolidated Graphics, Inc.*	(500)	(27,475)
Copart, Inc.*	(2,100)	(97,860)
Corrections Corp. of America*	(1,000)	(21,650)
Covanta Holding Corp.	(1,600)	(26,384)
Deluxe Corp.	(3,200)	(79,072)
Knoll, Inc.	(1,400)	(28,098)
Mine Safety Appliances Co.	(1,400)	(52,276)
R. R. Donnelley & Sons Co.	(1,600)	(31,376)
Republic Services, Inc.	(4,000)	(123,400)
Schawk, Inc.	(1,200)	(19,872)
Stericycle, Inc.*	(300)	(26,736)
The Geo Group, Inc.*	(900)	(20,727)
Waste Connections, Inc.	(1,050)	(33,316)
		(637,844)

See Accompanying Notes to Financial Statements.
26

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Communications Equipment (-0.5%)
Acme Packet, Inc.*	(1,300)	$(91,169)
Aruba Networks, Inc.*	(1,000)	(29,550)
Blue Coat Systems, Inc.*	(3,600)	(78,696)
Brocade Communications Systems, Inc.*	(5,000)	(32,300)
Finisar Corp.*	(1,300)	(23,439)
Harris Corp.	(2,100)	(94,626)
JDS Uniphase Corp.*	(5,700)	(94,962)
Motorola Solutions, Inc.*	(3,000)	(138,120)
Plantronics, Inc.	(2,300)	(84,019)
Polycom, Inc.*	(600)	(38,580)
		(705,461)
Computers & Peripherals (-0.5%)
Diebold, Inc.	(2,600)	(80,626)
Hewlett-Packard Co.	(10,100)	(367,640)
Intermec, Inc.*	(2,100)	(23,184)
NCR Corp.*	(1,600)	(30,224)
SanDisk Corp.*	(2,800)	(116,200)
Western Digital Corp.*	(3,300)	(120,054)
		(737,928)
Construction & Engineering (-0.4%)
Aecom Technology Corp.*	(1,100)	(30,074)
Fluor Corp.	(2,100)	(135,786)
Jacobs Engineering Group, Inc.*	(2,500)	(108,125)
MasTec, Inc.*	(1,500)	(29,580)
Quanta Services, Inc.*	(5,300)	(107,060)
The Shaw Group, Inc.*	(800)	(24,168)
URS Corp.*	(2,300)	(102,902)
		(537,695)
Consumer Finance (-0.1%)
Cash America International, Inc.	(600)	(34,722)
First Cash Financial Services, Inc.*	(900)	(37,791)
Nelnet, Inc. Class A	(1,000)	(22,060)
		(94,573)
Containers & Packaging (-0.3%)
Bemis Co., Inc.	(700)	(23,646)
Crown Holdings, Inc.*	(700)	(27,174)
Greif, Inc. Class A	(1,400)	(91,042)
Owens-Illinois, Inc.*	(3,400)	(87,754)
Packaging Corp. of America	(1,100)	(30,789)
Rock-Tenn Co. Class A	(1,300)	(86,242)
Silgan Holdings, Inc.	(600)	(24,582)
Sonoco Products Co.	(800)	(28,432)
Temple-Inland, Inc.	(900)	(26,766)
		(426,427)

See Accompanying Notes to Financial Statements.
27

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Distributors (-0.0%)
Genuine Parts Co.	(500)	$(27,200)
LKQ Corp.*	(1,000)	(26,090)
		(53,290)
Diversified Consumer Services (-0.1%)
Apollo Group, Inc. Class A*	(600)	(26,208)
H&R Block, Inc.	(1,400)	(22,456)
Hillenbrand, Inc.	(2,800)	(66,220)
K12, Inc.*	(2,500)	(82,850)
		(197,734)
Diversified Financial Services (-0.1%)
MSCI, Inc. Class A*	(2,700)	(101,736)
PHH Corp.*	(900)	(18,468)
Pico Holdings, Inc.*	(1,000)	(29,000)
Portfolio Recovery Associates, Inc.*	(300)	(25,437)
		(174,641)
Diversified Telecommunication Services (-0.2%)
AT&T, Inc.	(6,000)	(188,460)
CenturyTel, Inc.	(3,100)	(125,333)
tw telecom, Inc.*	(1,500)	(30,795)
Windstream Corp.	(2,200)	(28,512)
		(373,100)
Electric Utilities (-0.4%)
American Electric Power Co., Inc.	(900)	(33,912)
Duke Energy Corp.	(2,000)	(37,660)
Edison International	(800)	(31,000)
Entergy Corp.	(1,800)	(122,904)
FirstEnergy Corp.	(900)	(39,735)
MGE Energy, Inc.	(800)	(32,424)
Northeast Utilities	(1,300)	(45,721)
Pepco Holdings, Inc.	(1,200)	(23,556)
PPL Corp.	(4,700)	(130,801)
Progress Energy, Inc.	(800)	(38,408)
		(536,121)
Electrical Equipment (-0.2%)
AMETEK, Inc.	(700)	(31,430)
EnerSys*	(700)	(24,094)
General Cable Corp.*	(800)	(34,064)
GrafTech International, Ltd.*	(1,200)	(24,324)
Polypore International, Inc.*	(1,300)	(88,192)
Roper Industries, Inc.	(200)	(16,660)
Woodward Governor Co.	(700)	(24,402)
		(243,166)

See Accompanying Notes to Financial Statements.
28

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Electronic Equipment, Instruments & Components (-0.6%)
Amphenol Corp. Class A	(2,300)	$(124,177)
Anixter International, Inc.	(400)	(26,136)
Arrow Electronics, Inc.*	(2,600)	(107,900)
Avnet, Inc.*	(2,900)	(92,452)
Dolby Laboratories, Inc. Class A*	(2,000)	(84,920)
Ingram Micro, Inc. Class A*	(1,100)	(19,954)
IPG Photonics Corp.*	(1,200)	(87,252)
Itron, Inc.*	(800)	(38,528)
Jabil Circuit, Inc.	(1,200)	(24,240)
Littelfuse, Inc.	(1,500)	(88,080)
National Instruments Corp.	(1,050)	(31,175)
Plexus Corp.*	(2,700)	(93,987)
Tech Data Corp.*	(500)	(24,445)
		(843,246)
Energy Equipment & Services (-0.5%)
Bristow Group, Inc.	(600)	(30,612)
Complete Production Services, Inc.*	(900)	(30,024)
Dresser-Rand Group, Inc.*	(500)	(26,875)
Ensco PLC ADR	(525)	(27,983)
FMC Technologies, Inc.*	(3,000)	(134,370)
Gulfmark Offshore, Inc. Class A*	(600)	(26,514)
Halliburton Co.	(4,800)	(244,800)
Helix Energy Solutions Group, Inc.*	(2,000)	(33,120)
Lufkin Industries, Inc.	(400)	(34,420)
Rowan Cos., Inc.*	(600)	(23,286)
Superior Energy Services, Inc.*	(800)	(29,712)
Tetra Technologies, Inc.*	(1,700)	(21,641)
Tidewater, Inc.	(600)	(32,286)
Unit Corp.*	(500)	(30,465)
		(726,108)
Food & Staples Retailing (-0.7%)
BJ's Wholesale Club, Inc.*	(2,000)	(100,700)
Casey's General Stores, Inc.	(2,100)	(92,400)
CVS Caremark Corp.	(6,700)	(251,786)
Sysco Corp.	(4,700)	(146,546)
United Natural Foods, Inc.*	(500)	(21,335)
Wal-Mart Stores, Inc.	(7,600)	(403,864)
Weis Markets, Inc.	(600)	(24,438)
Winn-Dixie Stores, Inc.*	(3,800)	(32,110)
		(1,073,179)
Food Products (-0.8%)
Campbell Soup Co.	(3,100)	(107,105)
Chiquita Brands International, Inc.*	(1,800)	(23,436)
ConAgra Foods, Inc.	(4,900)	(126,469)
Darling International, Inc.*	(2,300)	(40,710)

See Accompanying Notes to Financial Statements.
29

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Food Products
Dean Foods Co.*	(3,100)	$(38,037)
Flowers Foods, Inc.	(1,200)	(26,448)
General Mills, Inc.	(4,600)	(171,212)
Green Mountain Coffee Roasters, Inc.*	(1,200)	(107,112)
Hormel Foods Corp.	(900)	(26,829)
Kellogg Co.	(2,400)	(132,768)
Ralcorp Holdings, Inc.*	(1,100)	(95,238)
Smithfield Foods, Inc.*	(1,100)	(24,057)
Snyders-Lance, Inc.	(1,100)	(23,793)
The Hershey Co.	(500)	(28,425)
The J.M. Smucker Co.	(1,500)	(114,660)
TreeHouse Foods, Inc.*	(1,500)	(81,915)
		(1,168,214)
Gas Utilities (-0.4%)
AGL Resources, Inc.	(600)	(24,426)
National Fuel Gas Co.	(1,600)	(116,480)
New Jersey Resources Corp.	(1,800)	(80,298)
Northwest Natural Gas Co.	(1,700)	(76,721)
ONEOK, Inc.	(1,400)	(103,614)
Questar Corp.	(2,000)	(35,420)
The Laclede Group, Inc.	(900)	(34,047)
UGI Corp.	(900)	(28,701)
WGL Holdings, Inc.	(2,400)	(92,376)
		(592,083)
Health Care Equipment & Supplies (-0.7%)
Alere, Inc.*	(800)	(29,296)
Becton, Dickinson and Co.	(1,800)	(155,106)
Covidien PLC	(600)	(31,938)
Gen-Probe, Inc.*	(500)	(34,575)
Haemonetics Corp.*	(400)	(25,748)
Hill-Rom Holdings, Inc.	(800)	(36,832)
Kinetic Concepts, Inc.*	(500)	(28,815)
Masimo Corp.	(800)	(23,744)
Medtronic, Inc.	(6,200)	(238,886)
NxStage Medical, Inc.*	(1,400)	(29,148)
STERIS Corp.	(2,600)	(90,948)
Teleflex, Inc.	(1,500)	(91,590)
West Pharmaceutical Services, Inc.	(1,900)	(83,144)
Zimmer Holdings, Inc.*	(2,000)	(126,400)
		(1,026,170)
Health Care Providers & Services (-0.9%)
AMERIGROUP Corp.*	(1,300)	(91,611)
Brookdale Senior Living, Inc.*	(3,000)	(72,750)
Centene Corp.*	(900)	(31,977)
Coventry Health Care, Inc.*	(2,700)	(98,469)

See Accompanying Notes to Financial Statements.
30

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Health Care Providers & Services
DaVita, Inc.*	(1,400)	$(121,254)
Health Management Associates, Inc. Class A*	(2,100)	(22,638)
Healthspring, Inc.*	(1,800)	(82,998)
Henry Schein, Inc.*	(1,600)	(114,544)
HMS Holdings Corp.*	(300)	(23,061)
Laboratory Corp. of America Holdings*	(300)	(29,037)
LifePoint Hospitals, Inc.*	(600)	(23,448)
Lincare Holdings, Inc.	(700)	(20,489)
Magellan Health Services, Inc.*	(600)	(32,844)
Medco Health Solutions, Inc.*	(300)	(16,956)
Mednax, Inc.*	(1,500)	(108,285)
Molina Healthcare, Inc.*	(3,200)	(86,784)
Omnicare, Inc.	(700)	(22,323)
Owens & Minor, Inc.	(2,800)	(96,572)
Quest Diagnostics, Inc.	(1,800)	(106,380)
Universal American Corp.	(1,000)	(10,950)
WellCare Health Plans, Inc.*	(1,800)	(92,538)
WellPoint, Inc.	(700)	(55,139)
		(1,361,047)
Health Care Technology (-0.0%)
Allscripts-Misys Heathcare Solutions, Inc.*	(1,400)	(27,188)
Hotels, Restaurants & Leisure (-0.8%)
BJ's Restaurants, Inc.*	(1,500)	(78,540)
Bob Evans Farms, Inc.	(2,700)	(94,419)
Buffalo Wild Wings, Inc.*	(1,500)	(99,465)
Carnival Corp.	(4,000)	(150,520)
CEC Entertainment, Inc.	(900)	(36,099)
Choice Hotels International, Inc.	(600)	(20,016)
Darden Restaurants, Inc.	(1,800)	(89,568)
DineEquity, Inc.*	(1,600)	(83,632)
Gaylord Entertainment Co.*	(700)	(21,000)
Jack in the Box, Inc.*	(1,400)	(31,892)
Marriott International, Inc. Class A	(3,600)	(127,764)
Panera Bread Co. Class A*	(300)	(37,698)
Penn National Gaming, Inc.*	(600)	(24,204)
Pinnacle Entertainment, Inc.*	(1,600)	(23,840)
Ruby Tuesday, Inc.*	(2,100)	(22,638)
Scientific Games Corp. Class A*	(3,100)	(32,054)
Sonic Corp.*	(2,800)	(29,764)
Texas Roadhouse, Inc. Class A	(1,500)	(26,303)
The Cheesecake Factory, Inc.*	(800)	(25,096)
WMS Industries, Inc.*	(3,100)	(95,232)
		(1,149,744)
Household Durables (-0.2%)
D.R. Horton, Inc.	(2,500)	(28,800)
Ethan Allen Interiors, Inc.	(1,400)	(29,806)

See Accompanying Notes to Financial Statements.
31

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Household Durables
Leggett & Platt, Inc.	(1,000)	$(24,380)
Lennar Corp. Class A	(1,100)	(19,965)
Mohawk Industries, Inc.*	(1,500)	(89,985)
Tempur-Pedic International, Inc.*	(1,300)	(88,166)
Toll Brothers, Inc.*	(1,200)	(24,888)
Tupperware Brands Corp.	(400)	(26,980)
		(332,970)
Household Products (-0.2%)
Clorox Co.	(1,800)	(121,392)
Colgate-Palmolive Co.	(2,200)	(192,302)
Energizer Holdings, Inc.*	(300)	(21,708)
The Procter & Gamble Co.	(500)	(31,785)
		(367,187)
Independent Power Producers & Energy Traders (-0.0%)
NRG Energy, Inc.*	(1,100)	(27,038)
Industrial Conglomerates (-0.1%)
Carlisle Cos., Inc.	(2,000)	(98,460)
Insurance (-0.4%)
American Equity Investment Life Holding Co.	(1,900)	(24,149)
Amtrust Financial Services, Inc.	(1,300)	(29,614)
Arthur J. Gallagher & Co.	(3,400)	(97,036)
Cincinnati Financial Corp.	(700)	(20,426)
CNA Financial Corp.	(1,000)	(29,050)
Employers Holdings, Inc.	(1,100)	(18,447)
FBL Financial Group, Inc. Class A	(1,000)	(32,150)
HCC Insurance Holdings, Inc.	(700)	(22,050)
Hilltop Holdings, Inc.*	(2,300)	(20,332)
Loews Corp.	(600)	(25,254)
Markel Corp.*	(100)	(39,681)
Mercury General Corp.	(1,900)	(75,031)
Old Republic International Corp.	(2,300)	(27,025)
ProAssurance Corp.*	(400)	(28,000)
StanCorp Financial Group, Inc.	(400)	(16,876)
The Hanover Insurance Group, Inc.	(2,300)	(86,733)
Torchmark Corp.	(200)	(12,828)
Tower Group, Inc.	(1,200)	(28,584)
Transatlantic Holdings, Inc.	(600)	(29,406)
W.R. Berkley Corp.	(700)	(22,708)
		(685,380)
Internet & Catalog Retail (-0.1%)
HSN, Inc.*	(3,400)	(111,928)
Shutterfly, Inc.*	(1,500)	(86,130)
		(198,058)

See Accompanying Notes to Financial Statements.
32

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Internet Software & Services (-0.1%)
AOL, Inc.*	(4,300)	$(85,398)
Equinix, Inc.*	(800)	(80,816)
IAC/InterActiveCorp*	(900)	(34,353)
Monster Worldwide, Inc.*	(1,300)	(19,058)
		(219,625)
IT Services (-0.8%)
Acxiom Corp.*	(7,000)	(91,770)
Broadridge Financial Solutions, Inc.	(1,300)	(31,291)
Computer Sciences Corp.	(3,000)	(113,880)
Convergys Corp.*	(1,600)	(21,824)
CoreLogic, Inc.*	(1,442)	(24,096)
Fiserv, Inc.*	(600)	(37,578)
Gartner, Inc.*	(600)	(24,174)
Global Payments, Inc.	(1,800)	(91,800)
iGate Corp.	(1,500)	(24,480)
Jack Henry & Associates, Inc.	(700)	(21,007)
Mastercard, Inc. Class A	(500)	(150,670)
Paychex, Inc.	(700)	(21,504)
SAIC, Inc.*	(6,200)	(104,284)
SRA International, Inc. Class A*	(1,600)	(49,472)
Teradata Corp.*	(2,200)	(132,440)
Total System Services, Inc.	(1,200)	(22,296)
Unisys Corp.*	(900)	(23,130)
Visa, Inc. Class A	(2,700)	(227,502)
Wright Express Corp.*	(1,400)	(72,898)
		(1,286,096)
Leisure Equipment & Products (-0.1%)
Brunswick Corp.	(1,000)	(20,400)
Hasbro, Inc.	(2,400)	(105,432)
Polaris Industries, Inc.	(900)	(100,053)
		(225,885)
Life Sciences Tools & Services (-0.2%)
Charles River Laboratories International, Inc.*	(2,200)	(89,430)
Mettler-Toledo International, Inc.*	(200)	(33,734)
Paraxel International Corp.*	(3,600)	(84,816)
PerkinElmer, Inc.	(800)	(21,528)
Pharmaceutical Product Development, Inc.	(900)	(24,156)
Techne Corp.	(400)	(33,348)
		(287,012)
Machinery (-0.7%)
Albany International Corp. Class A	(1,300)	(34,307)
Cascade Corp.	(400)	(19,028)
ESCO Technologies, Inc.	(2,900)	(106,720)
Flowserve Corp.	(1,000)	(109,890)
FreightCar America, Inc.*	(800)	(20,272)

See Accompanying Notes to Financial Statements.
33

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Machinery
Harsco Corp.	(2,700)	$(88,020)
IDEX Corp.	(600)	(27,510)
Kennametal, Inc.	(2,400)	(101,304)
Lincoln Electric Holdings, Inc.	(600)	(21,510)
NACCO Industries, Inc. Class A	(300)	(29,046)
Pentair, Inc.	(600)	(24,216)
Sauer-Danfoss, Inc.*	(1,300)	(65,507)
Snap-on, Inc.	(400)	(24,992)
SPX Corp.	(400)	(33,064)
Stanley Black & Decker, Inc.	(1,900)	(136,895)
Terex Corp.*	(800)	(22,760)
The Manitowoc Co., Inc.	(1,200)	(20,208)
The Middleby Corp.*	(200)	(18,808)
Trinity Industries, Inc.	(900)	(31,392)
Valmont Industries, Inc.	(1,000)	(96,390)
WABCO Holdings, Inc.*	(1,100)	(75,966)
		(1,107,805)
Media (-0.2%)
Cinemark Holdings, Inc.	(1,200)	(24,852)
DreamWorks Animation SKG, Inc. Class A*	(5,300)	(106,530)
Lamar Advertising Co. Class A*	(700)	(19,159)
Liberty Media Corp. - Capital Series A*	(300)	(25,725)
Liberty Media Corp. - Starz Series A*	(300)	(22,572)
Morningstar, Inc.	(600)	(36,468)
Rentrak Corp.*	(1,100)	(19,514)
Valassis Communications, Inc.*	(2,700)	(81,810)
		(336,630)
Metals & Mining (-0.4%)
Allegheny Technologies, Inc.	(1,600)	(101,552)
AMCOL International Corp.	(600)	(22,896)
Carpenter Technology Corp.	(900)	(51,912)
Cliffs Natural Resources, Inc.	(200)	(18,490)
Commercial Metals Co.	(1,200)	(17,220)
Compass Minerals International, Inc.	(200)	(17,214)
Contango ORE, Inc.*	(60)	(780)
Globe Specialty Metals, Inc.	(1,200)	(26,904)
Kaiser Aluminum Corp.	(500)	(27,310)
Nucor Corp.	(3,400)	(140,148)
RTI International Metals, Inc.*	(2,100)	(80,577)
Schnitzer Steel Industries, Inc. Class A	(400)	(23,040)
Southern Copper Corp.	(800)	(26,296)
Steel Dynamics, Inc.	(1,100)	(17,875)
Titanium Metals Corp.	(1,300)	(23,816)
Worthington Industries, Inc.	(1,200)	(27,720)
		(623,750)

See Accompanying Notes to Financial Statements.
34

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Multi-Utilities (-0.4%)
Alliant Energy Corp.	(600)	$(24,396)
Ameren Corp.	(1,100)	(31,724)
CenterPoint Energy, Inc.	(1,700)	(32,895)
CH Energy Group, Inc.	(500)	(26,630)
CMS Energy Corp.	(1,500)	(29,535)
Consolidated Edison, Inc.	(500)	(26,620)
Dominion Resources, Inc.	(3,800)	(183,426)
OGE Energy Corp.	(600)	(30,192)
SCANA Corp.	(700)	(27,559)
TECO Energy, Inc.	(1,500)	(28,335)
Wisconsin Energy Corp.	(3,600)	(112,860)
Xcel Energy, Inc.	(900)	(21,870)
		(576,042)
Multiline Retail (-0.1%)
99 Cents Only Stores*	(1,500)	(30,360)
Big Lots, Inc.*	(2,300)	(76,245)
		(106,605)
Oil, Gas & Consumable Fuels (-1.4%)
Alpha Natural Resources, Inc.*	(2,300)	(104,512)
Berry Petroleum Co. Class A	(700)	(37,191)
Bill Barrett Corp.*	(600)	(27,810)
Brigham Exploration Co.*	(3,400)	(101,762)
Cabot Oil & Gas Corp.	(900)	(59,679)
Carrizo Oil & Gas, Inc.*	(700)	(29,225)
Cobalt International Energy, Inc.*	(6,000)	(81,780)
Concho Resources, Inc.*	(1,300)	(119,405)
Consol Energy, Inc.	(2,600)	(126,048)
Contango Oil & Gas Co.*	(600)	(35,064)
Continental Resources, Inc.*	(400)	(25,964)
CVR Energy, Inc.*	(1,200)	(29,544)
Energen Corp.	(1,700)	(96,050)
EOG Resources, Inc.	(1,800)	(188,190)
EQT Corp.	(2,100)	(110,292)
Forest Oil Corp.*	(3,600)	(96,156)
Frontier Oil Corp.	(2,300)	(74,313)
Holly Corp.	(700)	(48,580)
Noble Energy, Inc.	(1,600)	(143,408)
QEP Resources, Inc.	(800)	(33,464)
Quicksilver Resources, Inc.*	(2,000)	(29,520)
Rosetta Resources, Inc.*	(800)	(41,232)
SandRidge Energy, Inc.*	(2,900)	(30,914)
SM Energy Co.	(1,500)	(110,220)
Southwestern Energy Co.*	(3,000)	(128,640)
Stone Energy Corp.*	(1,300)	(39,507)
Sunoco, Inc.	(2,100)	(87,591)
Swift Energy Co.*	(600)	(22,362)

See Accompanying Notes to Financial Statements.
35

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels
World Fuel Services Corp.	(800)	$(28,744)
		(2,087,167)
Paper & Forest Products (-0.0%)
Buckeye Technologies, Inc.	(1,400)	(37,772)
Clearwater Paper Corp.*	(200)	(13,656)
KapStone Paper & Packaging Corp.*	(1,400)	(23,198)
		(74,626)
Personal Products (-0.0%)
Elizabeth Arden, Inc.*	(1,100)	(31,933)
Pharmaceuticals (-0.3%)
Hospira, Inc.*	(2,200)	(124,652)
Impax Laboratories, Inc.*	(2,300)	(50,117)
Par Pharmaceutical Cos., Inc.*	(2,200)	(72,556)
Viropharma, Inc.*	(1,400)	(25,900)
Watson Pharmaceuticals, Inc.*	(1,600)	(109,968)
		(383,193)
Professional Services (-0.2%)
Dolan Media Co.*	(2,500)	(21,175)
Dun & Bradstreet Corp.	(200)	(15,108)
FTI Consulting, Inc.*	(700)	(26,558)
IHS, Inc. Class A*	(1,200)	(100,104)
Manpower, Inc.	(1,800)	(96,570)
Towers Watson & Co. Class A	(1,200)	(78,852)
		(338,367)
Real Estate Investment Trusts (-1.4%)
Alexandria Real Estate Equities, Inc.	(1,100)	(85,162)
Annaly Capital Management, Inc.	(7,400)	(133,496)
Boston Properties, Inc.	(1,300)	(138,008)
Capstead Mortgage Corp.	(2,100)	(28,140)
CBL & Associates Properties, Inc.	(1,400)	(25,382)
Colonial Properties Trust	(1,700)	(34,680)
Corporate Office Properties Trust	(2,600)	(80,886)
Cousins Properties, Inc.	(3,804)	(32,485)
Developers Diversified Realty Corp.	(1,600)	(22,560)
Douglas Emmett, Inc.	(4,100)	(81,549)
Duke Realty Corp.	(5,500)	(77,055)
Equity Lifestyle Properties, Inc.	(500)	(31,220)
Equity One, Inc.	(1,600)	(29,824)
Equity Residential	(2,400)	(144,000)
Essex Property Trust, Inc.	(800)	(108,232)
Federal Realty Investment Trust	(300)	(25,554)
Franklin Street Properties Corp.	(2,100)	(27,111)
Healthcare Realty Trust, Inc.	(3,700)	(76,331)
Highwoods Properties, Inc.	(2,500)	(82,825)

See Accompanying Notes to Financial Statements.
36

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts
Kilroy Realty Corp.	(2,000)	$(78,980)
Kimco Realty Corp.	(1,300)	(24,232)
MFA Financial, Inc.	(3,300)	(26,532)
Mid-America Apartment Communities, Inc.	(500)	(33,735)
Nationwide Health Properties, Inc.	(800)	(33,128)
Post Properties, Inc.	(800)	(32,608)
Potlatch Corp.	(2,600)	(91,702)
ProLogis, Inc.	(1)	(36)
PS Business Parks, Inc.	(500)	(27,550)
Regency Centers Corp.	(2,000)	(87,940)
Senior Housing Properties Trust	(1,000)	(23,410)
Sovran Self Storage, Inc.	(900)	(36,900)
Taubman Centers, Inc.	(500)	(29,600)
The Macerich Co.	(2,100)	(112,350)
UDR, Inc.	(4,000)	(98,200)
Ventas, Inc.	(500)	(26,355)
Washington Real Estate Investment Trust	(1,100)	(35,772)
Weingarten Realty Investors	(3,400)	(85,544)
		(2,149,074)
Road & Rail (-0.2%)
Amerco, Inc.*	(300)	(28,845)
Con-way, Inc.	(2,100)	(81,501)
Heartland Express, Inc.	(1,700)	(28,152)
Hertz Global Holdings, Inc.*	(1,500)	(23,820)
Knight Transportation, Inc.	(5,200)	(88,348)
Werner Enterprises, Inc.	(900)	(22,545)
		(273,211)
Semiconductors & Semiconductor Equipment (-0.7%)
Broadcom Corp. Class A*	(4,900)	(164,836)
Cymer, Inc.*	(1,700)	(84,167)
Diodes, Inc.*	(1,100)	(28,710)
Fairchild Semiconductor International, Inc.*	(4,900)	(81,879)
Hittite Microwave Corp.*	(500)	(30,955)
Intersil Corp. Class A	(2,100)	(26,985)
KLA-Tencor Corp.	(2,400)	(97,152)
Linear Technology Corp.	(800)	(26,416)
Maxim Integrated Products, Inc.	(1,000)	(25,560)
MEMC Electronic Materials, Inc.*	(2,700)	(23,031)
Microsemi Corp.*	(3,900)	(79,950)
Netlogic Microsystems, Inc.*	(2,600)	(105,092)
OmniVision Technologies, Inc.*	(700)	(24,367)
RF Micro Devices, Inc.*	(4,600)	(28,152)
Semtech Corp.*	(900)	(24,606)
Silicon Laboratories, Inc.*	(2,300)	(94,898)
Skyworks Solutions, Inc.*	(4,300)	(98,814)
TriQuint Semiconductor, Inc.*	(1,900)	(19,361)

See Accompanying Notes to Financial Statements.
37

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Varian Semiconductor Equipment Associates, Inc.*	(500)	$(30,720)
Xilinx, Inc.	(700)	(25,529)
		(1,121,180)
Software (-1.0%)
Ariba, Inc.*	(3,100)	(106,857)
Aspen Technology, Inc.*	(1,500)	(25,770)
BMC Software, Inc.*	(400)	(21,880)
CA, Inc.	(1,300)	(29,692)
CommVault Systems, Inc.*	(1,900)	(84,455)
Compuware Corp.*	(2,400)	(23,424)
Concur Technologies, Inc.*	(1,700)	(85,119)
Informatica Corp.*	(600)	(35,058)
Mentor Graphics Corp.*	(1,700)	(21,777)
MICROS Systems, Inc.*	(500)	(24,855)
Nuance Communications, Inc.*	(4,800)	(103,056)
Parametric Technology Corp.*	(1,100)	(25,223)
Progress Software Corp.*	(1,200)	(28,956)
Quest Software, Inc.*	(4,600)	(104,558)
Red Hat, Inc.*	(2,800)	(128,520)
Salesforce.com, Inc.*	(900)	(134,082)
Solera Holdings, Inc.	(400)	(23,664)
Symantec Corp.*	(5,200)	(102,544)
Synchronoss Technologies, Inc.*	(2,500)	(79,325)
Synopsys, Inc.*	(900)	(23,139)
Taleo Corp. Class A*	(2,400)	(88,872)
Ultimate Software Group, Inc.*	(1,500)	(81,645)
Websense, Inc.*	(3,500)	(90,895)
		(1,473,366)
Specialty Retail (-0.6%)
Aaron's, Inc.	(900)	(25,434)
Advance Auto Parts, Inc.	(300)	(17,547)
Ascena Retail Group, Inc.*	(2,500)	(85,125)
CarMax, Inc.*	(1,400)	(46,298)
Chico's FAS, Inc.	(2,200)	(33,506)
Dick's Sporting Goods, Inc.*	(2,600)	(99,970)
Hibbett Sports, Inc.*	(800)	(32,568)
JOS. A. Bank Clothiers, Inc.*	(600)	(30,006)
Monro Muffler, Inc.	(900)	(33,561)
O'Reilly Automotive, Inc.*	(1,900)	(124,469)
OfficeMax, Inc.*	(1,600)	(12,560)
Penske Automotive Group, Inc.	(1,300)	(29,562)
PetSmart, Inc.	(600)	(27,222)
Pier 1 Imports, Inc.*	(2,000)	(23,140)
Sally Beauty Holdings, Inc.*	(2,000)	(34,200)
TJX Cos., Inc.	(3,200)	(168,096)
Tractor Supply Co.	(400)	(26,752)

See Accompanying Notes to Financial Statements.
38

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Specialty Retail
Ulta Salon Cosmetics & Fragrance, Inc.*	(1,600)	$(103,328)
Urban Outfitters, Inc.*	(900)	(25,335)
		(978,679)
Textiles, Apparel & Luxury Goods (-0.3%)
Columbia Sportswear Co.	(500)	(31,700)
CROCS, Inc.*	(4,000)	(103,000)
Deckers Outdoor Corp.*	(900)	(79,326)
Fossil, Inc.*	(400)	(47,088)
Hanesbrands, Inc.*	(700)	(19,985)
Polo Ralph Lauren Corp.	(800)	(106,088)
The Warnaco Group, Inc.*	(1,900)	(99,275)
		(486,462)
Thrifts & Mortgage Finance (-0.0%)
New York Community Bancorp, Inc.	(1,500)	(22,485)
Tobacco (-0.1%)
Reynolds American, Inc.	(800)	(29,640)
Universal Corp.	(2,100)	(79,107)
		(108,747)
Trading Companies & Distributors (-0.1%)
MSC Industrial Direct Co., Inc. Class A*	(300)	(19,893)
RSC Holdings, Inc.*	(2,400)	(28,704)
WESCO International, Inc.*	(400)	(21,636)
WW Grainger, Inc.	(200)	(30,730)
		(100,963)
Water Utilities (-0.0%)
American Water Works Co., Inc.	(1,000)	(29,450)
Wireless Telecommunication Services (-0.2%)
American Tower Corp. Class A*	(3,100)	(162,223)
NTELOS Holdings Corp.	(1,500)	(30,630)
SBA Communications Corp. Class A*	(2,400)	(91,656)
United States Cellular Corp.*	(600)	(29,052)
USA Mobility, Inc.	(1,600)	(24,416)
		(337,977)
TOTAL COMMON STOCKS (Proceeds $31,831,953)		(34,962,806)
TOTAL SECURITIES SOLD SHORT (Proceeds $31,831,953)		$(34,962,806)

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at June 30, 2011.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

See Accompanying Notes to Financial Statements.
39

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Statement of Assets and Liabilities
June 30, 2011 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $25,632,458 (Cost $199,300,854) (Note 2)	$212,298,047[1]
Cash	84
Cash segregated at brokers for short sales	36,006,208
Receivable for investments sold	6,424,689
Dividend and interest receivable	237,978
Receivable for portfolio shares sold	16,844
Prepaid expenses and other assets	4,219
Total Assets	254,988,069
Liabilities
Advisory fee payable (Note 3)	86,258
Administrative services fee payable (Note 3)	51,208
Payable upon return of securities loaned (Note 2)	61,638,666
Securities sold short, at value (Proceeds $31,831,953) (Note 2)	34,962,806
Payable for investments purchased	5,512,701
Payable for portfolio shares redeemed	179,600
Dividend expense payable on securities sold short	44,858
Trustees' fee payable	2,939
Other accrued expenses payable	112,846
Total Liabilities	102,591,882
Net Assets
Capital stock, $.001 par value (Note 6)	9,835
Paid-in capital (Note 6)	199,374,502
Undistributed net investment income	1,389,760
Accumulated net realized loss on investments, short sales and foreign currency transactions	(58,244,250)
Net unrealized appreciation from investments and short sales	9,866,340
Net Assets	$152,396,187
Shares outstanding	9,834,796
Net asset value, offering price and redemption price per share	$15.50

1  Including $60,856,997 of securities on loan.

See Accompanying Notes to Financial Statements.
40

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Statement of Operations
For the Six Months Ended June 30, 2011 (unaudited)

Investment Income (Note 2)
Dividends	$1,772,753
Interest	35
Securities lending	23,366
Foreign taxes withheld	(204)
Total investment income	1,795,950
Expenses
Investment advisory fees (Note 3)	540,303
Administrative services fees (Note 3)	149,383
Dividend expense for securities sold short	217,005
Short sales expense	82,671
Printing fees (Note 3)	48,905
Audit and tax fees	24,325
Trustees' fees	20,156
Transfer agent fees	16,617
Legal fees	14,847
Custodian fees	12,071
Insurance expense	5,151
Commitment fees (Note 4)	310
Miscellaneous expense	3,921
Total expenses	1,135,665
Net investment income	660,285
Net Realized and Unrealized Gain (Loss) from Investments and Short Sales
Net realized gain from investments	19,319,020
Net realized loss from short sales	(7,030,599)
Net change in unrealized appreciation (depreciation) from investments	(3,731,136)
Net change in unrealized appreciation (depreciation) from short sales	3,834,168
Net realized and unrealized gain from investments and short sales	12,391,453
Net increase in net assets resulting from operations	$13,051,738

See Accompanying Notes to Financial Statements.
41

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
From Operations
Net investment income	$660,285	$744,977
Net realized gain from investments, short sales and foreign currency transactions	12,288,421	16,430,172
Net change in unrealized appreciation (depreciation) from investments, short sales and foreign currency translations	103,032	2,914,290
Net increase in net assets resulting from operations	13,051,738	20,089,439
From Dividends
Dividends from net investment income	—	(225,568)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,876,417	2,600,157
Reinvestment of dividends	—	225,568
Net asset value of shares redeemed	(15,529,033)	(32,808,579)
Net decrease in net assets from capital share transactions	(13,652,616)	(29,982,854)
Net decrease in net assets	(600,878)	(10,118,983)
Net Assets
Beginning of period	152,997,065	163,116,048
End of period	$152,396,187	$152,997,065
Undistributed net investment income	$1,389,760	$729,475

See Accompanying Notes to Financial Statements.
42

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Statement of Cash Flows
For the Six Months Ended June 30, 2011 (unaudited)

Cash Flows from Operating Activities
Dividends, interest and securities lending income received	$1,751,693
Gain received from litigation	1,363
Operating expenses paid	(952,772)
Dividend expense paid on securities sold short	(213,690)
Purchases of long-term securities	(169,307,859)
Proceeds from sales of long-term securities	186,795,009
Purchases to cover securities sold short	(40,323,643)
Proceeds from securities sold short	35,931,814
Purchases of short-term securities, net	(99,000)
Net cash provided by operating activities		$13,582,915
Cash Flows from Financing Activities
Proceeds from sale of shares	1,875,774
Cost of shares redeemed	(15,459,475)
Net cash used by financing activities		(13,583,701)
Net decrease in cash		(786)
Cash — beginning of period		870
Cash — end of period		$84
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$13,051,738
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Change in dividends and interest receivable	$(44,257)
Change in accrued expenses	(34,642)
Change in prepaid expenses and other assets	4,868
Change in advisory fee payable	(4,338)
Change in dividend expense payable on securities sold short	3,315
Purchases of long-term securities	(169,307,859)
Proceeds from sales of long-term securities	186,795,009
Purchases to cover securities sold short	(40,323,643)
Proceeds from securities sold short	35,931,814
Purchases of short-term securities, net	(99,000)
Net change in unrealized appreciation from investments and short sales	(103,032)
Net realized gain from investments and short sales	(12,287,058)
Total adjustments		531,177
Net cash provided by operating activities		$13,582,915
Non-Cash Activity:
Dividend reinvestments		$—

See Accompanying Notes to Financial Statements.
43

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2011	For the Year Ended December 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$14.25	$12.47	$10.10	$15.47	$15.60	$14.89
INVESTMENT OPERATIONS
Net investment income (loss)	0.07	0.07	0.06	0.10	0.02	(0.14)
Net gain (loss) on investments, short sales, foreign currency related items and futures contracts (both realized and unrealized)	1.18	1.73	2.44	(5.46)	(0.15)	0.85
Total from investment operations	1.25	1.80	2.50	(5.36)	(0.13)	0.71
LESS DIVIDENDS
Dividends from net investment income	—	(0.02)	(0.13)	(0.01)	—	—
Net asset value, end of period	$15.50	$14.25	$12.47	$10.10	$15.47	$15.60
Total return[1]	8.77%	14.46%	24.79%	(34.66)%	(0.83)%	4.77%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$152,396	$152,997	$163,116	$135,359	$286,855	$413,335
Ratio of expenses to average net assets	1.47%[2]	1.66%	1.81%	0.93%	0.92%	1.11%
Ratio of expenses to average net assets excluding short sales dividend expense	1.19%[2]	1.27%	1.56%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.86%[2]	0.49%	0.34%	0.65%	0.08%	(0.75)%
Portfolio turnover rate	97%	439%	643%	204%	203%	208%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
44

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements
June 30, 2011 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers three managed investment portfolios of which one, the U.S. Equity Flex I Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective May 1, 2009, the name of the Portfolio was changed from Small Cap Core I Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures

45

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

established by the Board of Trustees and are generally categorized as Level 3. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security

46

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$186,335,118	$—	$—	$186,335,118
Rights	7,471	—	—	7,471
Short-Term Investments	25,632,458	323,000	—	25,955,458
Securities Sold Short
Common Stocks	(34,962,806)	—	—	(34,962,806)
Other Financial Instruments*	—	—	—	—
	$177,012,241	$323,000	$—	$177,335,241

*Other financial instruments include futures, forwards and swap contracts.

The Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2011, there were no significant transfers in and out of Level 1 and Level 2. The only investment held by the Portfolio whose fair value was determined using Level 3 inputs had a value of $0 at June 30, 2011.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance, and cash flows. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

47

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends and dividend expense on short sales are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State

48

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SHORT SALES — The Portfolio enters into short sales transactions collateralized by cash deposits received from brokers in connection with securities lending activities (see note I) and securities. Cash deposits are shown as cash segregated at brokers on the Statement of Assets and Liabilities. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, the Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity is either in the form of cash segregated at brokers or pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that

49

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2011, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $39,496, of which $11,206 was rebated to borrowers (brokers). The Portfolio retained $23,366 in income from the cash collateral investment, and SSB, as lending agent, was paid $4,924. Securities lending income is accrued as earned.

J) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.70% of the Portfolio's average daily net assets. For the six months ended June 30, 2011, investment advisory fees earned were $540,303.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2011, co-administrative services fees earned by CSAMSI were $69,468.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2011, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $79,915.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2011, Merrill was paid $18,268 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured

50

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 4. Line of Credit

line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2011, and during the six months ended June 30, 2011, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2011, purchases and sales of investment securities (excluding short sales and short-term investments) were $173,675,685 and $191,511,524, respectively. Securities sold short and purchases to cover securities sold short were $36,454,341 and $41,146,359, respectively.

At June 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $199,300,854, $16,075,540, $(3,078,347) and $12,997,193, respectively.

At June 30, 2011, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(31,831,953), $499,356, $(3,630,209) and $(3,130,853), respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Shares sold	123,102	204,142
Shares issued in reinvestment of dividends	—	18,459
Shares redeemed	(1,026,095)	(2,570,415)
Net decrease	(902,993)	(2,347,814)

51

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 6. Capital Share Transactions

On June 30, 2011, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	81%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Liquidation

On June 30, 2011, the Board of Trustees of Credit Suisse Trust — U.S. Equity Flex I Portfolio (the "Portfolio") approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the "Plan") whereby all of the Portfolio's assets would be liquidated and the Portfolio would subsequently be dissolved.

If the plan is approved on the date of the special meeting of shareholders, which is expected to take place on September 29, 2011, each shareholder of the Portfolio would receive a distribution in an amount equal to the net asset value per share on or about October 12, 2011. Each shareholder may also receive previously declared and unpaid dividends and distributions with respect to each of the shareholder's shares of the Portfolio. The liquidation and dissolution of the Portfolio is subject to the completion of certain conditions, including the approval of the Plan by the Portfolio's shareholders.

52

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

53

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 2, 2011.

54

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

55

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ WWW.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   TRSCC I-SAR-0611

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2011
(unaudited)

CREDIT SUISSE TRUST
■  COMMODITY RETURN STRATEGY
  PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2011; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2011 (unaudited)

July 20, 2011

Dear Shareholder:

For the six month period ended June 30, 2011, the Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") had a decrease of 1.55%.1 Its benchmark, the Dow Jones-UBS Commodity Index Total Return2 ("DJ-UBS Index") lost 2.58%. The S&P 500 Index3 gained 6.02%.

Market Review: A weak period for commodities

For the six-month period ended June 30, 2011, commodities were mostly lower, with the DJ-UBS Index returning -2.58% for the period. Stocks and bonds outperformed commodities with the S&P 500 Index gaining 6.02%, the Dow Jones Industrial Average increasing 8.58%, and the Barclays Capital U.S. Aggregate Bond Index rising 2.72%.

For the first half of 2011, commodity markets experienced a broad-based reversal, with four out of five commodity sectors trading lower. In addition to concerns over weaker global economic growth and the Eurozone debt crisis weighing on the markets, fundamental commodity-specific factors also pressured prices lower. It is worth noting that the timing of this price correction coincided with the decline during the first half of 2011. At that time, the markets were focused on very similar issues — slowdowns in global economic growth and sovereign debt concerns in Europe.

Strategic Review and Outlook: Diversification and Potential Upside

The Portfolio seeks total return and is designed to achieve positive return relative to the performance of the DJ-UBS Index. To do so, the Portfolio invests in commodity-linked derivative instruments and fixed-income securities. The DJ-UBS Index, the Portfolio's benchmark, is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The DJ-UBS Index is weighted among commodity sectors using dollar-adjusted liquidity and production data and is rebalanced as of the beginning of each calendar year.

For the six-month period ended June 30, 2011, the Portfolio outperformed the benchmark. The Portfolio gains exposure to commodity markets by investing in commodity index-linked structured notes whose principal and/or coupon payments are linked to the DJ-UBS Index and, by investment in its wholly-owned subsidiary (the "Subsidiary"), primarily through commodity index-linked swap agreements on the DJ-UBS Index, but also futures contracts on individual commodities.

1

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

For the first six months of 2011, silver was the top performer, gaining 12.4% despite its sharp pullback in the second quarter. Gold also continued to perform well amid the uncertain backdrop and a steadily declining U.S. Dollar. As a result, precious metals remained the top-performing sector, returning 6.87% through the end of June.

Energy performance was mixed, with the sector losing 1.71% for the first half of the year. Gasoline and heating oil posted gains of 15.57% and 13.75%, respectively, due to strong product demand — which included rapid growth in exports to Latin America. Crude oil, however, was weaker, losing 4.95% due to continued high inventory levels in the United States and expectations that an increased supply will be made available. At the June OPEC meeting, Saudi Arabia indicated it would raise its crude oil production, despite the lack of agreement by other member nations to raise quotas. Additionally, the International Energy Association (IEA) announced it would release 60 million barrels of petroleum products over an initial period of 30 days to make up for the loss of Libyan production.

Agriculture lost 7.12% during the period with wheat — down 31.98% — leading the complex lower. Russia's decision to resume grain exports, in tandem with improved weather forecasts across the United States and Europe, further eased supply-side concerns. Nickel, zinc and copper all contributed to industrial metals' loss of 3.45% for the period, although aluminum was slightly higher. Additionally, livestock dropped 4.09% as reports of increased inventories and weaker than expected demand weighed on prices.

In the fixed income portion of the Portfolio, holdings maintained a bias toward high quality, short-term assets, especially bonds issued by U.S. Government-Sponsored Enterprises (GSE's) and U.S Treasury issued debt. In the current credit environment, we remain confident in our high quality fixed income positions, which have performed well over the past year.

As we move into the third quarter, uncertainty remains high due to the Eurozone debt crisis, concerns regarding global growth, and delays of the U.S. Congress to address its debt ceiling. However, in our opinion, generally tight supply conditions and continued global growth in commodity demand could exert further upward pressure on prices. We believe the agriculture sector is currently vulnerable to supply shocks due to low stock of key commodities, despite rising production expectations. As a result, external shocks such as weather-related supply disruptions may lead to higher prices. In the energy sector, we expect the continued geopolitical unrest in the Middle East and North Africa will likely be a primary focus for the crude complex during the summer season. Any new supply disruptions could further diminish OPEC's ability to

2

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

control oil prices by decreasing spare production capacity. Although the IEA's release of strategic petroleum reserves helped to alleviate the pressure on light sweet crude, we believe it is only a temporary solution and may, in fact, challenge OPEC's ability to increase production of some grades of oil in demand by consumers.

In the long term, we believe commodities will continue to offer value for investors despite the risk aversion and potential volatility demonstrated across capital and commodity markets. As market uncertainty can have different effects on traditional asset classes and commodities, we believe investors will continue to benefit from the diversification benefits that commodities provide.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost.

At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Average Annual Returns as of June 30, 20111

1 Year	5 Years	Since Inception	Inception Date
27.32%	0.98%	2.40%	2/28/06

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.06%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 1.05%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Dow Jones-UBS Commodity Index Total Return is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

4

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2011.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2011

Actual Portfolio Return
Beginning Account Value 1/1/11	$1,000.00
Ending Account Value 6/30/11	$984.50
Expenses Paid per $1,000*	$5.17
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/11	$1,000.00
Ending Account Value 6/30/11	$1,019.59
Expenses Paid per $1,000*	$5.26
Annualized Expense Ratio*	1.05%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Sector Breakdown*
United States Agency Obligations	51.6%
United States Treasury Obligations	19.0%
Wholly-Owned Subsidiary	17.2%
Commodity Indexed Structured Notes	11.3%
Short-Term Investment	0.9%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

7

Credit Suisse Trust — Commodity Return Strategy Portfolio
Schedule of Investments
June 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (11.3%)
$4,400	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA, Aa2)	02/27/12	0.208	$5,582,280
3,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	05/23/12	0.036	2,773,400
1,800	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	03/15/12	0.037	1,625,760
6,500	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	05/15/12	0.000	4,891,759
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $16,200,000)					14,873,199
UNITED STATES AGENCY OBLIGATIONS (51.6%)
4,000	Fannie Mae Discount Notes	(AAA, Aaa)	09/13/11	0.120	3,999,836
4,000	Fannie Mae Discount Notes	(AAA, Aaa)	01/03/12	0.140	3,997,936
2,500	Federal Farm Credit Bank#	(AAA, Aaa)	07/02/12	0.316	2,503,775
3,100	Federal Farm Credit Bank#	(AAA, Aaa)	08/27/12	0.376	3,109,232
3,000	Federal Farm Credit Bank#	(AAA, Aaa)	10/12/12	0.210	3,002,976
6,000	Federal Farm Credit Bank#	(AAA, Aaa)	08/22/13	0.206	6,004,206
3,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/26/11	0.040	2,999,917
3,000	Federal Home Loan Banks	(AAA, Aaa)	08/03/11	0.200	2,999,983
3,000	Federal Home Loan Banks	(AAA, Aaa)	12/09/11	0.320	3,002,928
3,000	Federal Home Loan Banks	(AAA, Aaa)	02/17/12	0.150	2,997,909
3,000	Federal Home Loan Banks	(AAA, Aaa)	04/27/12	0.400	3,000,294
3,000	Federal Home Loan Banks#	(AAA, Aaa)	09/04/12	0.145	2,999,490
3,500	Federal Home Loan Banks#	(AAA, Aaa)	11/01/12	0.126	3,499,849
4,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	03/21/13	0.146	3,999,528
2,500	Federal National Mortgage Association#	(AAA, Aaa)	08/23/12	0.206	2,502,585
2,500	Federal National Mortgage Association#	(AAA, Aaa)	11/23/12	0.206	2,502,430
4,000	Federal National Mortgage Association#	(AAA, Aaa)	12/03/12	0.270	4,006,028
4,000	Federal National Mortgage Association#	(AAA, Aaa)	01/10/13	0.240	4,004,276
3,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/30/11	0.100	2,999,949
4,000	Freddie Mac Discount Notes	(AAA, Aaa)	09/21/11	0.100	3,999,816
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $68,098,155)					68,132,943
UNITED STATES TREASURY OBLIGATIONS (19.0%)
5,000	United States Treasury Bills§	(AAA, Aaa)	07/14/11	0.030	4,999,946
4,000	United States Treasury Notes	(AAA, Aaa)	10/31/11	1.000	4,012,812
3,000	United States Treasury Notes	(AAA, Aaa)	11/30/11	0.750	3,008,556
3,000	United States Treasury Notes§	(AAA, Aaa)	12/31/11	1.000	3,013,476
3,000	United States Treasury Notes§	(AAA, Aaa)	01/31/12	0.875	3,013,593
4,000	United States Treasury Notes	(AAA, Aaa)	02/29/12	0.875	4,019,984
3,000	United States Treasury Notes§	(AAA, Aaa)	03/31/12	1.000	3,018,858
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $25,070,399)					25,087,225

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — Commodity Return Strategy Portfolio
Schedule of Investments (continued)
June 30, 2011 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS (7.8%)
$1,217	State Street Bank and Trust Co. Euro Time Deposit	07/01/11	0.010	$1,217,000
Number of Shares
9,055,955	State Street Navigator Prime Portfolio, 0.2299%§§			9,055,955
TOTAL SHORT-TERM INVESTMENTS (Cost $10,272,955)				10,272,955
WHOLLY-OWNED SUBSIDIARY (17.2%)
22,919,177	Credit Suisse Cayman Commodity Fund II, Ltd.^ (Cost $12,194,898)			22,695,935
TOTAL INVESTMENTS AT VALUE (106.9%)(Cost $131,836,407)				141,062,257
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.9%)				(9,088,595)
NET ASSETS (100.0%)				$131,973,662

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2011.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at June 30, 2011.

^  Affiliated issuer. See Note 3.

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Commodity Return Strategy Portfolio
Statement of Assets and Liabilities
June 30, 2011 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $9,055,955 (Cost $119,641,509) (Note 2)	$118,366,322[1]
Investment in wholly-owned subsidiary at value (Cost $12,194,898) (Note 2)	22,695,935
Cash	9,041
Interest receivable	58,780
Receivable for portfolio shares sold	58,233
Prepaid expenses and other assets	2,272
Total Assets	141,190,583
Liabilities
Advisory fee payable (Note 3)	54,324
Administrative services fee payable (Note 3)	26,372
Shareholder servicing/Distribution fee payable (Note 3)	27,649
Payable upon return of securities loaned (Note 2)	9,055,955
Payable for portfolio shares redeemed	7,297
Trustees' fee payable	2,938
Other accrued expenses payable	42,386
Total Liabilities	9,216,921
Net Assets
Capital stock, $.001 par value (Note 6)	15,953
Paid-in capital (Note 6)	160,537,646
Accumulated net investment loss	(19,770,539)
Accumulated net realized loss on investments	(18,035,248)
Net unrealized appreciation from investments	9,225,850
Net Assets	$131,973,662
Shares outstanding	15,952,647
Net asset value, offering price and redemption price per share	$8.27

1  Including $8,875,702 of securities on loan.

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Commodity Return Strategy Portfolio
Statement of Operations
For the Six Months Ended June 30, 2011

Investment Income (Note 2)
Interest	$119,973
Securities lending	6,437
Total Investment income	126,410
Expenses
Investment advisory fees (Note 3)	330,097
Administrative services fees (Note 3)	89,954
Shareholder servicing/Distribution fees (Note 3)	165,048
Printing fees (Note 3)	31,651
Audit and tax fees	20,180
Trustees' fees	20,156
Legal fees	20,054
Transfer agent fees	11,549
Custodian fees	3,972
Insurance expense	3,750
Commitment fees (Note 4)	299
Miscellaneous expense	3,417
Total expenses	700,127
Less: fees waived (Note 3)	(6,924)
Net expenses	693,203
Net investment loss	(566,793)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	6,996,364
Net realized gain from investment in wholly-owned subsidiary	4,525,955
Net change in unrealized appreciation (depreciation) from investments	(7,625,576)
Net change in unrealized appreciation (depreciation) from investment in wholly-owned subsidiary[1]	(5,775,635)
Net realized and unrealized loss from investments	(1,878,892)
Net decrease in net assets resulting from operations	$(2,445,685)

1  There was no income recognized from the investment in wholly-owned subsidiary.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Commodity Return Strategy Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
From Operations
Net investment loss	$(566,793)	$(800,268)
Net realized gain from investments	11,522,319	9,574,542
Net change in unrealized appreciation (depreciation) from investments	(13,401,211)	8,653,868
Net increase (decrease) in net assets resulting from operations	(2,445,685)	17,428,142
From Dividends
Dividends from net investment income	—	(7,343,593)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	15,398,103	12,409,547
Reinvestment of dividends	—	7,341,817
Net asset value of shares redeemed	(5,303,998)	(13,721,276)
Net increase in net assets from capital share transactions	10,094,105	6,030,088
Net increase in net assets	7,648,420	16,114,637
Net Assets
Beginning of period	124,325,242	108,210,605
End of period	$131,973,662	$124,325,242
Accumulated net investment loss	$(19,770,539)	$(19,203,746)

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Commodity Return Strategy Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2011	For the Year Ended December 31,				For the Period Ended
	(unaudited)	2010	2009	2008	2007	December 31, 2006[1]
Per share data
Net asset value, beginning of period	$8.40	$7.66	$7.11	$11.58	$10.37	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.04)	(0.06)	(0.04)	0.15	0.54	0.38
Net gain (loss) on investments, investment in wholly-owned subsidiary, futures contracts and swap contracts (both realized and unrealized)	(0.09)	1.33	1.43	(3.80)	1.22	0.25
Total from investment operations	(0.13)	1.27	1.39	(3.65)	1.76	0.63
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.53)	(0.84)	(0.15)	(0.55)	(0.26)
Distributions from net realized gains	—	—	—	(0.67)	—	—
Total dividends and distributions	—	(0.53)	(0.84)	(0.82)	(0.55)	(0.26)
Net asset value, end of period	$8.27	$8.40	$7.66	$7.11	$11.58	$10.37
Total return[3]	(1.55)%	16.66%	19.48%	(33.72)%	17.33%	6.36%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$131,974	$124,325	$108,211	$69,919	$56,624	$145,907
Ratio of expenses to average net assets	1.05%[4]	0.95%	0.95%	0.95%	0.95%	0.95%[4]
Ratio of net investment income (loss) to average net assets	(0.86)%[4]	(0.75)%	(0.52)%	1.35%	4.06%	4.28%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%[4]	0.14%	0.25%	0.11%	0.08%	0.31%[4]
Portfolio turnover rate	93%	118%	53%	140%	93%	27%

1  For the period February 28, 2006 (commencement of operations) through December 31, 2006.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements
June 30, 2011 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers three managed investment portfolios of which one, the Commodity Return Strategy Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified open-end management investment company that seeks total return. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. The Portfolio's investment in the Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned and controlled Cayman Islands subsidiary, (the "Subsidiary"), is valued at the Subsidiary's

14

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

net asset value each business day and is generally categorized as Level 2. Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers

15

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$14,873,199	$—	$14,873,199
United States Agency Obligations	—	68,132,943	—	68,132,943
United States Treasury Obligations	—	25,087,225	—	25,087,225
Short-Term Investments	9,055,955	1,217,000	—	10,272,955
Wholly-Owned Subsidiary	—	22,695,935	—	22,695,935
Other Financial Instruments*	—	—	—	—
	$9,055,955	$132,006,302	$—	$141,062,257

*Other financial instruments include futures, forwards and swap contracts.

The Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2011, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Portfolio disclose (a) how and why an entity uses derivative instruments, (b) how

16

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance, and cash flows. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report. However, the Portfolio does invest in derivative instruments in the Subsidiary.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Portfolio may seek to track the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index") through investing in structured notes designed to track the performance of the DJ-UBS Index. The Portfolio has received a private letter

17

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

ruling from the IRS which confirms that the Portfolio's use of certain types of structured notes designed to track the performance of the DJ-UBS Index produce Qualifying Income. In addition, the Portfolio may, through its investment in the Subsidiary, seek to track the performance of the DJ-UBS Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns. If the Portfolio should fail to qualify as a RIC, it would be considered as a single investment, which may result in variable contracts invested in the Portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the variable contracts would be taxed currently to the holders, and the contracts would remain subject to taxation as ordinary income thereafter, even if they become adequately diversified.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit

18

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) COMMODITY INDEX-LINKED STRUCTURED NOTES — The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as interest income. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2011, the value of these securities comprised 11.3% of the Portfolio's net assets and resulted in unrealized depreciation of $(1,326,801).

I) INVESTMENT IN CAYMAN COMMODITY FUND II, LTD. — The Portfolio may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity futures and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Portfolio wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by Credit Suisse.

The Portfolio does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Portfolio's Schedule of Investments. Unrealized appreciation or depreciation on the Portfolio's investment in the Subsidiary is recorded in the Portfolio's Statement of Assets and Liabilities and Portfolio's Statement of Operations.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government

19

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio's investment company taxable income.

	Beginning Shares	Subscriptions	Redemptions	Ending Shares	Dividend Income	Value of affiliates at 06/30/11
Credit Suisse Cayman Commodity Fund II, Ltd.	20,922,783	10,793,696	(8,797,302)	22,919,177	$—	$22,695,935

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2011, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $10,478, of which $2,850 was rebated to borrowers (brokers). The Portfolio retained $6,437 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,191. Securities lending income is accrued as earned.

K) OTHER — In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The

20

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Statement of Assets and Liabilities.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2011, investment advisory fees earned and voluntarily waived were $330,097 and $6,924, respectively. Effective January 1, 2011, Credit Suisse waives fees and reimburses expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2011, co-administrative services fees earned by CSAMSI were $59,417.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2011, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $30,537.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares. Pursuant to distribution plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI

21

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2011, Merrill was paid $15,284 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2011, and during the six months ended June 30, 2011, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$16,300,000	$28,193,662	$122,117,741	$76,007,262

At June 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $131,836,407, $11,736,427, $(2,510,577) and $9,225,850, respectively.

22

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Shares sold	1,779,018	1,639,663
Shares issued in reinvestment of dividends	—	888,325
Shares redeemed	(622,672)	(1,853,391)
Net increase	1,156,346	674,597

On June 30, 2011, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	91%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

23

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

24

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 2, 2011.

25

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

26

■  CREDIT SUISSE
CAYMAN COMMODITY FUND II, LTD.

for the Six Months Ended June 30, 2011
(unaudited)

27

Credit Suisse Cayman Commodity Fund II, Ltd.
Schedule of Investments
June 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (61.9%)
$1,000	Fannie Mae Discount Notes	(AAA, Aaa)	12/19/11	0.130	$999,620
2,000	Fannie Mae Discount Notes	(AAA, Aaa)	01/03/12	0.140	1,998,968
1,500	Fannie Mae Discount Notes	(AAA, Aaa)	01/05/12	0.135	1,499,217
1,000	Federal Farm Credit Bank#	(AAA, Aaa)	12/07/11	0.110	1,000,027
1,000	Federal Farm Credit Discount Notes	(AAA, Aaa)	07/11/11	0.040	999,989
220	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/18/11	0.029	219,997
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/26/11	0.040	999,972
1,000	Federal Home Loan Banks	(AAA, Aaa)	12/09/11	0.320	1,000,976
1,325	Federal Home Loan Mortgage Corp.	(AAA, Aaa)	12/15/11	1.125	1,331,115
1,000	Federal National Mortgage Association#	(AAA, Aaa)	08/11/11	0.100	999,967
1,000	Federal National Mortgage Association#	(AAA, Aaa)	08/23/12	0.206	1,001,034
1,000	Federal National Mortgage Association#	(AAA, Aaa)	09/13/12	0.300	1,001,784
1,000	Freddie Mac Discount Notes^^	(AAA, Aaa)	09/21/11	0.100	999,954
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $14,047,047)					14,052,620
UNITED STATES TREASURY OBLIGATIONS (8.8%)
1,000	United States Treasury Notes	(AAA, Aaa)	11/30/11	0.750	1,002,852
1,000	United States Treasury Notes	(AAA, Aaa)	01/31/12	0.875	1,004,531
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $2,005,943)					2,007,383
SHORT-TERM INVESTMENT (1.4%)
311	State Street Bank and Trust Co. Euro Time Deposit (Cost $311,000)		07/01/11	0.010	311,000
TOTAL INVESTMENTS AT VALUE (72.1%) (Cost $16,363,990)					16,371,003
OTHER ASSETS IN EXCESS OF LIABILITIES (27.9%)					6,324,932
NET ASSETS (100.0%)					$22,695,935

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2011.

^^  Collateral segregated for swap contracts.

See Accompanying Notes to Financial Statements.
28

Credit Suisse Cayman Commodity Fund II, Ltd.
Statement of Assets and Liabilities
June 30, 2011 (unaudited)

Assets
Investments at value (Cost $16,363,990) (Note 2)	$16,371,003
Cash	199
Cash segregated at brokers for futures contracts and swap contracts	5,017,455
Unrealized appreciation on swap contracts	1,312,958
Interest receivable	5,490
Receivable from investment adviser (Note 3)	3,456
Variation margin receivable (Note 2)	1,640
Total Assets	22,712,201
Liabilities
Administrative services fee payable (Note 3)	3,210
Other accrued expenses payable	13,056
Total Liabilities	16,266
Net Assets
Capital stock, $.001 par value (Note 4)	22,919
Paid-in capital (Note 4)	34,377,081
Undistributed net investment income	370,373
Accumulated net realized loss on investments, futures contracts and swap contracts	(13,411,566)
Net unrealized appreciation from investments, futures contracts and swap contracts	1,337,128
Net Assets	$22,695,935
Shares outstanding	22,919,177
Net asset value, offering price and redemption price per share	$0.99

See Accompanying Notes to Financial Statements.
29

Credit Suisse Cayman Commodity Fund II, Ltd.
Statement of Operations
For the Six Months Ended June 30, 2011 (unaudited)

Investment Income (Note 2)
Interest	$22,981
Expenses
Administrative services fees (Note 3)	5,835
Audit and Legal fees	11,390
Custodian fees	3,430
Miscellaneous expense	239
Total expenses	20,894
Less: fees reimbursed (Note 3)	(20,894)
Net expenses	—
Net investment income	22,981
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	130
Net realized gain from futures contracts	154,732
Net realized gain from swap contracts	2,541,227
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(3,968,750)
Net realized and unrealized loss from investments, futures contracts and swap contracts	(1,272,661)
Net decrease in net assets resulting from operations	$(1,249,680)

See Accompanying Notes to Financial Statements.
30

Credit Suisse Cayman Commodity Fund II, Ltd.
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
From Operations
Net investment income	$22,981	$49,189
Net realized gain from investments, futures contracts and swap contracts	2,696,089	5,347,626
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(3,968,750)	5,570,772
Net increase (decrease) in net assets resulting from operations	(1,249,680)	10,967,587
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	11,000,000	4,000,000
Net asset value of shares redeemed	(11,000,000)	(16,000,000)
Net increase (decrease) in net assets from capital share transactions	—	(12,000,000)
Net decrease in net assets	(1,249,680)	(1,032,413)
Net Assets
Beginning of period	23,945,615	24,978,028
End of period (including undistributed net investment income of $370,373 and $347,392, respectively)	$22,695,935	$23,945,615

See Accompanying Notes to Financial Statements.
31

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements
June 30, 2011 (unaudited)

Note 1. Organization

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Fund") is organized as a Cayman Islands Company. The Fund intends to carry on the business of an investment company. The Fund's investment manager is Credit Suisse Asset Management, LLC ("Credit Suisse"). As of June 30, 2011, 100% of the Fund's participating shares were owned by Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Parent Fund").

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Securities, swap and futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors

32

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is

33

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$14,052,620	$—	$14,052,620
United States Treasury Obligations	—	2,007,383	—	2,007,383
Short-Term Investment	—	311,000	—	311,000
Other Financial Instruments*
Futures	17,157	—	—	17,157
Swaps	—	1,312,958	—	1,312,958
	$17,157	$17,683,961	$—	$17,701,118

*Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2011, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

34

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

Fair Values of Derivative Instruments as of June 30, 2011

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Futures Contracts on Commodities	Variation margin receivable, Net Assets - Unrealized Appreciation	$17,157	*	Variation margin payable, Liabilities - Unrealized Depreciation	$0
Commodity Index Swaps	Net Assets - Unrealized Appreciation	1,312,958		Liabilities - Unrealized Depreciation	0
Total		$1,330,115			$0

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Futures Contracts on Commodities	$154,732
Commodity Index Swaps	2,541,227
Total	$2,695,959
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Futures Contracts on Commodities	$(324,056)
Commodity Index Swaps	(3,646,395)
Total	$(3,970,451)

The notional amount of futures contracts and commodity index swaps at period end are reflected in the Notes to Financial Statements. The notional amounts of long and short open positions of futures contracts at each month end throughout the reporting period averaged approximately 6.3% of net assets of the Parent Fund. The notional amounts of open positions of commodity index swaps relative to the net assets of the Parent Fund is generally representative of open positions throughout the reporting period.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) INCOME TAXES — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits

35

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund

36

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2011, the Fund had the following open futures contracts:

Contract Description	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture	1,052,000	$(229,465)
Energy	3,978,640	(267,673)
		$(497,138)
Contracts To Sell
Agriculture	(982,800)	$232,472
Energy	(3,934,360)	281,823
		$514,295
Net unrealized appreciation (depreciation)		$17,157

H) SWAPS — The Fund enters into commodity index swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into commodity index swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The Fund's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

37

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At June 30, 2011, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
				Commodity Index	Fee plus
USD	$33,106,703	7/27/2011	Bank of America	Return	Treasury Bill Rate	$508,727
USD	$9,544,386	7/27/2011	Bank of America	Commodity Index Return	Fee plus Treasury Bill Rate	160,938
USD	$11,200,962	7/27/2011	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	172,172
USD	$9,526,053	7/27/2011	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	160,582
USD	$2,192,050	7/27/2011	Citigroup	Commodity Index Return	Fee plus Treasury Bill Rate	33,723
USD	$3,399,746	7/27/2011	JPMorgan Chase	Commodity Index Return	Fee plus Treasury Bill Rate	52,309
USD	$3,193,566	7/27/2011	Morgan Stanley Capital Group	Commodity Index Return	Fee plus Treasury Bill Rate	53,834
USD	$1,188,835	7/27/2011	Morgan Stanley Capital Group	Commodity Index Return	Fee plus Treasury Bill Rate	18,268
USD	$898,627	7/27/2011	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	15,150
USD	$6,291,929	7/27/2011	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	96,653
USD	$2,681,637	7/27/2011	UBS	Commodity Index Return	Fee plus Treasury Bill Rate	40,602
						$1,312,958

I) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

38

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse recognizes that it receives compensation for performing investment advisory services for the Parent Fund pursuant to a separate investment advisory agreement and agrees to receive no additional compensation for rendering its services to the Fund. During the six months ended June 30, 2011, Credit Suisse voluntarily reimbursed the Fund $20,894 in Fund expenses. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

SSB serves as administrator to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets for each fund/ portfolio, subject to annual minimum fee. For the six months ended June 30, 2011, administrative services fees earned by SSB were $5,835.

Note 4. Capital Share Transactions

The Fund issued 100,000 participating shares for $1,000,000 on July 27, 2007 in conjunction with the initial capitalization of the Fund. Transactions in capital shares of the Fund were as follows:

	For the Six Months Ended June 30, 2011 (unaudited)		For the Year Ended December 31, 2010
	Shares	Value	Shares	Value
Shares sold	10,793,696	$11,000,000	7,866,274	$4,000,000
Shares redeemed	(8,797,302)	(11,000,000)	(21,617,459)	(16,000,000)
Net increase (decrease)	1,996,394	$—	(13,751,185)	$(12,000,000)

Note 5. Financial Highlights

The following represents the total return of the Fund for the six months ended June 30, 2011 and the year ended December 31, 2010, respectively. Total returns were calculated based upon the daily returns of the Fund during the periods represented. Total returns for periods less than one year are not annualized.

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Total Return	(13.16)%	58.33%

The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios

39

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 5. Financial Highlights

were based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes.

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Ratio to Average Net Assets:
Net investment income	0.20%	0.22%
Total expenses (before expense reimbursement)	0.18%	0.28%
Total expenses (after expense reimbursement)	0.00%	0.00%

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

40

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRCOM-SAR-0611

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 2, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 2, 2011